UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                           Wells Fargo Variable Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: December 31, 2005

                    Date of reporting period: March 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS
================================


                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                       VALUE
COMMON STOCKS - 57.28%

AMUSEMENT & RECREATION SERVICES - 0.13%
          2,736  HARRAH'S ENTERTAINMENT INCORPORATED                              $  213,299
          5,011  INTERNATIONAL GAME TECHNOLOGY                                       176,487

                                                                                     389,786
                                                                                  ----------

APPAREL & ACCESSORY STORES - 0.22%
          8,530  GAP INCORPORATED                                                    159,340
          5,123  KOHL'S CORPORATION+                                                 271,570
          5,175  LIMITED BRANDS                                                      126,581
          3,249  NORDSTROM INCORPORATED                                              127,296

                                                                                     684,787
                                                                                  ----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.06%
          1,697  JONES APPAREL GROUP INCORPORATED                                     60,023
          1,562  LIZ CLAIBORNE INCORPORATED                                           64,011
          1,309  VF CORPORATION                                                       74,482

                                                                                     198,516
                                                                                  ----------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.05%
          2,692  AUTONATION INCORPORATED+                                             58,013
            821  AUTOZONE INCORPORATED+                                               81,845

                                                                                     139,858
                                                                                  ----------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
            904  RYDER SYSTEM INCORPORATED                                            40,481
                                                                                  ----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.19%
          1,824  CENTEX CORPORATION                                                  113,070
          4,039  D.R. HORTON INCORPORATED                                            134,176
          1,142  KB HOME<<                                                            74,207
          2,037  LENNAR CORPORATION CLASS A<<                                        122,994
          3,179  PULTE HOMES INCORPORATED<<                                          122,137

                                                                                     566,584
                                                                                  ----------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.71%
         31,572  HOME DEPOT INCORPORATED                                           1,335,496
         11,621  LOWE'S COMPANIES INCORPORATED                                       748,857
          1,648  SHERWIN-WILLIAMS COMPANY                                             81,477

                                                                                   2,165,830
                                                                                  ----------

BUSINESS SERVICES - 3.70%
          8,914  ADOBE SYSTEMS INCORPORATED                                          311,277
          1,747  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                  104,226
          3,430  AUTODESK INCORPORATED+                                              132,124
          8,613  AUTOMATIC DATA PROCESSING INCORPORATED                              393,442
          3,163  BMC SOFTWARE INCORPORATED+                                           68,511
          6,781  CA INCORPORATED<<                                                   184,511
         14,984  CENDANT CORPORATION                                                 259,972
          2,652  CITRIX SYSTEMS INCORPORATED+                                        100,511
          2,771  COMPUTER SCIENCES CORPORATION+                                      153,929
          5,689  COMPUWARE CORPORATION+                                               44,545
          2,078  CONVERGYS CORPORATION+                                               37,840
         17,144  EBAY INCORPORATED+                                                  669,645
          4,515  ELECTRONIC ARTS INCORPORATED+                                       247,061

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                       VALUE
BUSINESS SERVICES (continued)
          7,647  ELECTRONIC DATA SYSTEMS CORPORATION                              $    205,169
          1,923  EQUIFAX INCORPORATED                                                   71,612
         11,401  FIRST DATA CORPORATION                                                533,795
          2,742  FISERV INCORPORATED+                                                  116,672
          3,004  GOOGLE INCORPORATED CLASS A+                                        1,171,560
          2,961  IMS HEALTH INCORPORATED                                                76,305
          6,398  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                         61,165
          2,629  INTUIT INCORPORATED+                                                  139,836
        132,079  MICROSOFT CORPORATION                                               3,593,870
          1,879  MONSTER WORLDWIDE INCORPORATED+                                        93,687
          2,704  NCR CORPORATION+                                                      113,000
          5,788  NOVELL INCORPORATED+<<                                                 44,452
          2,657  OMNICOM GROUP INCORPORATED                                            221,195
         56,006  ORACLE CORPORATION+                                                   766,722
          1,650  PARAMETRIC TECHNOLOGY CORPORATION+                                     26,944
          2,548  ROBERT HALF INTERNATIONAL INCORPORATED                                 98,378
         51,439  SUN MICROSYSTEMS INCORPORATED+                                        263,882
         15,506  SYMANTEC CORPORATION+                                                 260,966
          5,082  UNISYS CORPORATION+                                                    35,015
          3,635  VERISIGN INCORPORATED+                                                 87,204
         18,754  YAHOO! INCORPORATED+<<                                                605,004

                                                                                    11,294,027
                                                                                  ------------

CHEMICALS & ALLIED PRODUCTS - 5.62%
         22,867  ABBOTT LABORATORIES                                                   971,162
          3,308  AIR PRODUCTS & CHEMICALS INCORPORATED                                 222,265
          1,122  ALBERTO-CULVER COMPANY CLASS B                                         49,626
         17,368  AMGEN INCORPORATED+                                                 1,263,522
          1,641  AVERY DENNISON CORPORATION                                             95,966
          6,695  AVON PRODUCTS INCORPORATED                                            208,683
          1,571  BARR PHARMACEUTICALS INCORPORATED+<<                                   98,942
          5,114  BIOGEN IDEC INCORPORATED+                                             240,869
         29,116  BRISTOL-MYERS SQUIBB COMPANY                                          716,545
          1,625  CHIRON CORPORATION+<<                                                  74,441
          2,231  CLOROX COMPANY                                                        133,525
          7,659  COLGATE-PALMOLIVE COMPANY                                             437,329
         14,378  DOW CHEMICAL COMPANY                                                  583,747
         13,673  E.I. DU PONT DE NEMOURS & COMPANY                                     577,137
          1,213  EASTMAN CHEMICAL COMPANY                                               62,081
          2,709  ECOLAB INCORPORATED                                                   103,484
         16,794  ELI LILLY & COMPANY                                                   928,708
          1,771  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                            65,864
          4,843  FOREST LABORATORIES INCORPORATED+                                     216,143
          3,861  GENZYME CORPORATION+                                                  259,536
          6,870  GILEAD SCIENCES INCORPORATED+                                         427,451
          2,390  HOSPIRA INCORPORATED+                                                  94,309
          1,173  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                        40,257
          3,597  KING PHARMACEUTICALS INCORPORATED+                                     62,048
          3,796  MEDIMMUNE INCORPORATED+                                               138,858
         32,505  MERCK & COMPANY INCORPORATED                                        1,145,151
          4,003  MONSANTO COMPANY                                                      339,254
          3,248  MYLAN LABORATORIES INCORPORATED                                        76,003
        109,358  PFIZER INCORPORATED                                                 2,725,201
          2,457  PPG INDUSTRIES INCORPORATED                                           155,651
          4,797  PRAXAIR INCORPORATED                                                  264,555
         48,884  PROCTER & GAMBLE COMPANY                                            2,816,696
          2,140  ROHM & HAAS COMPANY                                                   104,582
         21,988  SCHERING-PLOUGH CORPORATION                                           417,552
            993  SIGMA-ALDRICH CORPORATION                                              65,330

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                       VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
         19,976  WYETH                                                            $  969,236

                                                                                  17,151,709
                                                                                  ----------

COMMUNICATIONS - 2.28%
          5,766  ALLTEL CORPORATION                                                  373,348
         57,663  AT&T INCORPORATED<<                                               1,559,207
          6,198  AVAYA INCORPORATED+                                                  70,037
         26,720  BELLSOUTH CORPORATION                                               925,848
          1,946  CENTURYTEL INCORPORATED<<                                            76,128
          7,681  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                           222,826
         31,785  COMCAST CORPORATION CLASS A+<<                                      831,496
         23,055  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                    156,774
         44,101  SPRINT NEXTEL CORPORATION                                         1,139,570
          3,323  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                    114,544
         43,500  VERIZON COMMUNICATIONS INCORPORATED                               1,481,610

                                                                                   6,951,388
                                                                                  ----------

DEPOSITORY INSTITUTIONS - 5.89%
          5,136  AMSOUTH BANCORPORATION                                              138,929
         69,033  BANK OF AMERICA CORPORATION                                       3,143,763
         11,464  BANK OF NEW YORK COMPANY INCORPORATED                               413,163
          7,957  BB&T CORPORATION                                                    311,914
         74,183  CITIGROUP INCORPORATED                                            3,504,405
          2,419  COMERICA INCORPORATED                                               140,229
          1,836  COMPASS BANCSHARES INCORPORATED                                      92,920
          8,257  FIFTH THIRD BANCORP                                                 324,996
          1,872  FIRST HORIZON NATIONAL CORPORATION                                   77,969
          3,805  GOLDEN WEST FINANCIAL CORPORATION                                   258,359
          3,696  HUNTINGTON BANCSHARES INCORPORATED                                   89,184
         51,804  JP MORGAN CHASE & COMPANY                                         2,157,119
          6,021  KEYCORP                                                             221,573
          1,179  M&T BANK CORPORATION                                                134,571
          3,119  MARSHALL & ILSLEY CORPORATION                                       135,926
          6,158  MELLON FINANCIAL CORPORATION                                        219,225
          8,135  NATIONAL CITY CORPORATION                                           283,911
          7,070  NORTH FORK BANCORPORATION INCORPORATED                              203,814
          2,753  NORTHERN TRUST CORPORATION                                          144,533
          4,343  PNC FINANCIAL SERVICES GROUP                                        292,327
          6,782  REGIONS FINANCIAL CORPORATION                                       238,523
          5,308  SOVEREIGN BANCORP INCORPORATED                                      116,298
          4,949  STATE STREET CORPORATION                                            299,068
          5,510  SUNTRUST BANKS INCORPORATED                                         400,908
          4,655  SYNOVUS FINANCIAL CORPORATION                                       126,104
         26,765  US BANCORP                                                          816,332
         24,115  WACHOVIA CORPORATION                                              1,351,646
         14,737  WASHINGTON MUTUAL INCORPORATED                                      628,091
         24,908  WELLS FARGO & COMPANY@                                            1,590,874
          1,551  ZIONS BANCORPORATION                                                128,314

                                                                                  17,984,988
                                                                                  ----------

EATING & DRINKING PLACES - 0.34%
          1,954  DARDEN RESTAURANTS INCORPORATED                                      80,173
         18,676  MCDONALD'S CORPORATION                                              641,707
          1,699  WENDY'S INTERNATIONAL INCORPORATED                                  105,440
          4,099  YUM! BRANDS INCORPORATED                                            200,277

                                                                                   1,027,597
                                                                                  ----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                       VALUE
EDUCATIONAL SERVICES - 0.04%
          2,089  APOLLO GROUP INCORPORATED CLASS A+                               $  109,693
                                                                                  ----------

ELECTRIC, GAS & SANITARY SERVICES - 2.08%
          9,749  AES CORPORATION+                                                    166,318
          2,425  ALLEGHENY ENERGY INCORPORATED+                                       82,086
          3,258  ALLIED WASTE INDUSTRIES INCORPORATED+                                39,878
          3,043  AMEREN CORPORATION<<                                                151,602
          5,851  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                        199,051
          4,608  CENTERPOINT ENERGY INCORPORATED<<                                    54,973
          2,964  CINERGY CORPORATION                                                 134,595
          4,881  CITIZENS COMMUNICATIONS COMPANY                                      64,771
          3,281  CMS ENERGY CORPORATION+                                              42,489
          3,647  CONSOLIDATED EDISON INCORPORATED                                    158,645
          2,652  CONSTELLATION ENERGY GROUP INCORPORATED                             145,091
          5,164  DOMINION RESOURCES INCORPORATED                                     356,471
          2,642  DTE ENERGY COMPANY                                                  105,918
         13,795  DUKE ENERGY CORPORATION<<                                           402,124
          4,477  DYNEGY INCORPORATED CLASS A+                                         21,490
          4,842  EDISON INTERNATIONAL                                                199,394
          9,797  EL PASO CORPORATION                                                 118,054
          3,089  ENTERGY CORPORATION                                                 212,956
          9,916  EXELON CORPORATION                                                  524,556
          4,902  FIRSTENERGY CORPORATION                                             239,708
          5,997  FPL GROUP INCORPORATED                                              240,720
          2,594  KEYSPAN CORPORATION                                                 106,017
          1,564  KINDER MORGAN INCORPORATED                                          143,872
            656  NICOR INCORPORATED                                                   25,951
          4,052  NISOURCE INCORPORATED                                                81,931
            569  PEOPLES ENERGY CORPORATION<<                                         20,279
          5,132  PG&E CORPORATION                                                    199,635
          1,473  PINNACLE WEST CAPITAL CORPORATION                                    57,594
          5,651  PPL CORPORATION                                                     166,139
          3,749  PROGRESS ENERGY INCORPORATED                                        164,881
          3,725  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                        238,549
          3,840  SEMPRA ENERGY                                                       178,406
         11,024  SOUTHERN COMPANY<<                                                  361,257
          3,096  TECO ENERGY INCORPORATED                                             49,908
          6,877  TXU CORPORATION                                                     307,815
          8,208  WASTE MANAGEMENT INCORPORATED                                       289,742
          8,838  WILLIAMS COMPANIES INCORPORATED                                     189,045
          6,001  XCEL ENERGY INCORPORATED                                            108,918

                                                                                   6,350,829
                                                                                  ----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT - 5.38%
          1,740  ADC TELECOMMUNICATIONS INCORPORATED+<<                               44,527
          7,147  ADVANCED MICRO DEVICES INCORPORATED+                                236,994
          5,340  ALTERA CORPORATION+                                                 110,218
          2,554  AMERICAN POWER CONVERSION CORPORATION                                59,023
          5,441  ANALOG DEVICES INCORPORATED                                         208,336
          2,368  ANDREW CORPORATION+                                                  29,079
          4,374  APPLIED MICRO CIRCUITS CORPORATION+                                  17,802
          6,546  BROADCOM CORPORATION CLASS A+                                       282,525
          8,655  CIENA CORPORATION+                                                   45,092
         91,413  CISCO SYSTEMS INCORPORATED+                                       1,980,920
          3,002  COMVERSE TECHNOLOGY INCORPORATED+                                    70,637
          1,364  COOPER INDUSTRIES LIMITED CLASS A                                   118,532
          6,114  EMERSON ELECTRIC COMPANY                                            511,314
          6,099  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                       169,369
        154,919  GENERAL ELECTRIC COMPANY                                          5,388,083
            975  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                        108,352
         87,436  INTEL CORPORATION                                                 1,691,887

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                       VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT (continued)
          2,594  JABIL CIRCUIT INCORPORATED+                                      $   111,179
         24,912  JDS UNIPHASE CORPORATION+<<                                          103,883
          2,965  KLA-TENCOR CORPORATION<<                                             143,387
          1,802  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                             154,593
          4,543  LINEAR TECHNOLOGY CORPORATION                                        159,368
          5,821  LSI LOGIC CORPORATION+                                                67,291
         66,423  LUCENT TECHNOLOGIES INCORPORATED+<<                                  202,590
          4,764  MAXIM INTEGRATED PRODUCTS INCORPORATED                               176,983
          1,195  MAYTAG CORPORATION                                                    25,489
          9,197  MICRON TECHNOLOGY INCORPORATED+                                      135,380
          2,117  MOLEX INCORPORATED                                                    70,284
         37,150  MOTOROLA INCORPORATED                                                851,106
          5,015  NATIONAL SEMICONDUCTOR CORPORATION                                   139,618
          5,561  NETWORK APPLIANCE INCORPORATED+                                      200,363
          1,982  NOVELLUS SYSTEMS INCORPORATED+<<                                      47,568
          2,544  NVIDIA CORPORATION+                                                  145,669
          2,761  PMC-SIERRA INCORPORATED+                                              33,933
          2,398  QLOGIC CORPORATION+                                                   46,401
         24,616  QUALCOMM INCORPORATED                                              1,245,816
          2,560  ROCKWELL COLLINS INCORPORATED                                        144,256
          7,909  SANMINA-SCI CORPORATION+                                              32,427
          6,694  TELLABS INCORPORATED+                                                106,435
         23,785  TEXAS INSTRUMENTS INCORPORATED                                       772,299
          1,011  WHIRLPOOL CORPORATION                                                 92,476
          5,124  XILINX INCORPORATED                                                  130,457

                                                                                   16,411,941
                                                                                  -----------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.23%
          1,290  FLUOR CORPORATION<<                                                  110,682
          3,615  MOODY'S CORPORATION                                                  258,328
          4,964  PAYCHEX INCORPORATED                                                 206,800
          2,417  QUEST DIAGNOSTICS INCORPORATED                                       123,992

                                                                                      699,802
                                                                                  -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.19%
          1,549  BALL CORPORATION                                                      67,893
          2,175  FORTUNE BRANDS INCORPORATED                                          175,370
          3,047  ILLINOIS TOOL WORKS INCORPORATED                                     293,456
            866  SNAP-ON INCORPORATED                                                  33,012

                                                                                      569,731
                                                                                  -----------

FINANCIAL SERVICES - 0.02%
          3,192  JANUS CAPITAL GROUP INCORPORATED                                      73,959
                                                                                  -----------

FOOD & KINDRED PRODUCTS - 1.75%
         11,538  ANHEUSER-BUSCH COMPANIES INCORPORATED                                493,480
          9,717  ARCHER-DANIELS-MIDLAND COMPANY                                       326,977
          2,738  CAMPBELL SOUP COMPANY                                                 88,711
          4,509  COCA-COLA ENTERPRISES INCORPORATED                                    91,713
          7,717  CONAGRA FOODS INCORPORATED                                           165,607
          2,930  CONSTELLATION BRANDS INCORPORATED CLASS A+<<                          73,397
          5,293  GENERAL MILLS INCORPORATED                                           268,249
          1,677  HERCULES INCORPORATED+<<                                              23,143
          2,663  HERSHEY FOODS CORPORATION                                            139,088
          4,979  HJ HEINZ COMPANY                                                     188,804
          3,736  KELLOGG COMPANY                                                      164,533
          1,970  MCCORMICK & COMPANY INCORPORATED                                      66,704
            853  MOLSON COORS BREWING COMPANY                                          58,533
          2,009  PEPSI BOTTLING GROUP INCORPORATED                                     61,054

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                       VALUE
FOOD & KINDRED PRODUCTS (continued)
         24,623  PEPSICO INCORPORATED                                             $ 1,422,963
         11,297  SARA LEE CORPORATION<<                                               201,990
         30,617  THE COCA-COLA COMPANY                                              1,281,934
          3,744  TYSON FOODS INCORPORATED CLASS A                                      51,443
          2,637  WM. WRIGLEY JR. COMPANY                                              168,768

                                                                                    5,337,091
                                                                                  -----------

FOOD STORES - 0.36%
          5,481  ALBERTSON'S INCORPORATED                                             140,697
         10,782  KROGER COMPANY                                                       219,522
          6,683  SAFEWAY INCORPORATED                                                 167,877
         11,345  STARBUCKS CORPORATION+                                               427,026
          2,064  WHOLE FOODS MARKET INCORPORATED                                      137,132

                                                                                    1,092,254
                                                                                  -----------

FORESTRY - 0.09%
          3,615  WEYERHAEUSER COMPANY                                                 261,834
                                                                                  -----------

FURNITURE & FIXTURES - 0.12%
          2,710  LEGGETT & PLATT INCORPORATED                                          66,043
          6,187  MASCO CORPORATION                                                    201,015
          4,079  NEWELL RUBBERMAID INCORPORATED<<                                     102,750

                                                                                      369,808
                                                                                  -----------

GENERAL MERCHANDISE STORES - 1.14%
          1,693  BIG LOTS INCORPORATED+<<                                              23,634
          4,705  DOLLAR GENERAL CORPORATION                                            83,137
          2,307  FAMILY DOLLAR STORES INCORPORATED                                     61,366
          4,045  FEDERATED DEPARTMENT STORES INCORPORATED                             295,285
          3,451  JC PENNEY COMPANY INCORPORATED                                       208,475
          1,483  SEARS HOLDINGS CORPORATION+<<                                        196,112
         13,066  TARGET CORPORATION                                                   679,563
          6,847  TJX COMPANIES INCORPORATED                                           169,943
         37,128  WAL-MART STORES INCORPORATED                                       1,753,927

                                                                                    3,471,442
                                                                                  -----------

HEALTH SERVICES - 0.31%
          6,667  CAREMARK RX INCORPORATED+                                            327,883
          6,062  HCA INCORPORATED                                                     277,579
          3,576  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                    77,134
          1,862  LABORATORY CORPORATION OF AMERICA HOLDINGS+                          108,890
          1,175  MANOR CARE INCORPORATED                                               52,111
          6,989  TENET HEALTHCARE CORPORATION+                                         51,579
          1,510  WATSON PHARMACEUTICALS INCORPORATED+                                  43,397

                                                                                      938,573
                                                                                  -----------

HOLDING & OTHER INVESTMENT OFFICES - 0.55%
          1,435  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                     67,302
          3,170  ARCHSTONE-SMITH TRUST                                                154,601
          1,334  BOSTON PROPERTIES INCORPORATED                                       124,395
          6,036  EQUITY OFFICE PROPERTIES TRUST                                       202,689
          4,316  EQUITY RESIDENTIAL                                                   201,946
          2,985  KIMCO REALTY CORPORATION                                             121,310
          2,739  PLUM CREEK TIMBER COMPANY                                            101,151
          3,618  PROLOGIS                                                             193,563
          1,228  PUBLIC STORAGE INCORPORATED<<                                         99,750

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                       VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
          2,718  SIMON PROPERTY GROUP INCORPORATED<<                              $   228,693
          1,763  VORNADO REALTY TRUST                                                 169,248

                                                                                    1,664,648
                                                                                  -----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.19%
          4,168  BED BATH & BEYOND INCORPORATED+                                      160,051
          6,043  BEST BUY COMPANY INCORPORATED                                        337,985
          2,262  CIRCUIT CITY STORES INCORPORATED                                      55,374
          2,000  RADIO SHACK CORPORATION                                               38,460

                                                                                      591,870
                                                                                  -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.17%
          4,898  HILTON HOTELS CORPORATION                                            124,703
          2,411  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                          165,395
          3,207  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                     217,210

                                                                                      507,308
                                                                                  -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.20%
         11,221  3M COMPANY                                                           849,317
          2,649  AMERICAN STANDARD COMPANIES INCORPORATED                             113,536
         12,658  APPLE COMPUTER INCORPORATED+                                         793,910
         23,580  APPLIED MATERIALS INCORPORATED<<                                     412,886
          5,086  BAKER HUGHES INCORPORATED                                            347,882
          1,150  BLACK & DECKER CORPORATION                                            99,924
          9,970  CATERPILLAR INCORPORATED                                             715,946
            690  CUMMINS INCORPORATED<<                                                72,519
          3,520  DEERE & COMPANY                                                      278,256
         34,979  DELL INCORPORATED+                                                 1,040,975
          3,021  DOVER CORPORATION                                                    146,700
          2,213  EATON CORPORATION                                                    161,483
         35,324  EMC CORPORATION+                                                     481,466
          3,927  GATEWAY INCORPORATED+                                                  8,600
         42,037  HEWLETT-PACKARD COMPANY                                            1,383,017
          4,867  INGERSOLL-RAND COMPANY CLASS A                                       203,392
         23,294  INTERNATIONAL BUSINESS MACHINES CORPORATION                        1,921,056
          1,609  LEXMARK INTERNATIONAL INCORPORATED+                                   73,016
          2,596  NATIONAL-OILWELL VARCO INCORPORATED+                                 166,456
          1,856  PALL CORPORATION                                                      57,889
          1,779  PARKER HANNIFIN CORPORATION                                          143,405
          3,373  PITNEY BOWES INCORPORATED                                            144,803
         13,592  SOLECTRON CORPORATION+                                                54,368
          1,076  STANLEY WORKS                                                         54,510
          3,759  SYMBOL TECHNOLOGIES INCORPORATED                                      39,770

                                                                                    9,765,082
                                                                                  -----------

INSURANCE AGENTS, BROKERS & SERVICE - 0.25%
          4,785  AON CORPORATION<<                                                    198,625
          2,429  HUMANA INCORPORATED+                                                 127,887
          2,004  JEFFERSON-PILOT CORPORATION                                          112,104
          8,129  MARSH & MCLENNAN COMPANIES INCORPORATED                              238,668
          4,438  UNUMPROVIDENT CORPORATION<<                                           90,890

                                                                                      768,174
                                                                                  -----------

INSURANCE CARRIERS - 3.33%
          4,790  ACE LIMITED                                                          249,128
          8,428  AETNA INCORPORATED                                                   414,152

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                       VALUE
INSURANCE CARRIERS (continued)
          7,404  AFLAC INCORPORATED                                               $   334,143
          9,586  ALLSTATE CORPORATION                                                 499,526
          1,568  AMBAC FINANCIAL GROUP INCORPORATED                                   124,813
         38,577  AMERICAN INTERNATIONAL GROUP INCORPORATED                          2,549,554
          2,971  CHUBB CORPORATION                                                    283,552
          1,799  CIGNA CORPORATION                                                    234,985
          2,587  CINCINNATI FINANCIAL CORPORATION                                     108,835
          5,599  GENWORTH FINANCIAL INCORPORATED                                      187,175
          4,495  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                       362,072
          2,574  LINCOLN NATIONAL CORPORATION<<                                       140,515
          2,016  LOEWS CORPORATION                                                    204,019
          1,991  MBIA INCORPORATED                                                    119,719
         11,265  METLIFE INCORPORATED                                                 544,888
          1,300  MGIC INVESTMENT CORPORATION                                           86,619
          4,154  PRINCIPAL FINANCIAL GROUP INCORPORATED                               202,715
          2,923  PROGRESSIVE CORPORATION                                              304,752
          7,356  PRUDENTIAL FINANCIAL INCORPORATED                                    557,658
          1,832  SAFECO CORPORATION                                                    91,985
         10,343  ST. PAUL TRAVELERS COMPANIES INCORPORATED                            432,234
          1,539  TORCHMARK CORPORATION                                                 87,877
         20,158  UNITEDHEALTH GROUP INCORPORATED                                    1,126,026
          9,809  WELLPOINT INCORPORATED+                                              759,511
          2,592  XL CAPITAL LIMITED CLASS A                                           166,173

                                                                                   10,172,626
                                                                                  -----------

LEATHER & LEATHER PRODUCTS - 0.06%
          5,697  COACH INCORPORATED+                                                  197,002
                                                                                  -----------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.01%
          1,575  LOUISIANA-PACIFIC CORPORATION<<                                       42,840
                                                                                  -----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.68%
          6,372  AGILENT TECHNOLOGIES INCORPORATED+                                   239,269
          2,253  ALLERGAN INCORPORATED                                                244,451
          2,723  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                          73,902
            799  BAUSCH & LOMB INCORPORATED                                            50,896
          9,638  BAXTER INTERNATIONAL INCORPORATED                                    374,051
          3,676  BECTON DICKINSON & COMPANY                                           226,368
          3,678  BIOMET INCORPORATED+                                                 130,643
          8,791  BOSTON SCIENTIFIC CORPORATION+<<                                     202,633
          1,545  C.R. BARD INCORPORATED                                               104,766
          3,525  DANAHER CORPORATION                                                  224,014
          4,268  EASTMAN KODAK COMPANY<<                                              121,382
          1,834  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+                        124,804
          5,036  GUIDANT CORPORATION                                                  393,110
         17,939  MEDTRONIC INCORPORATED                                               910,404
            773  MILLIPORE CORPORATION+                                                56,475
          1,943  PERKINELMER INCORPORATED                                              45,602
          6,630  RAYTHEON COMPANY                                                     303,919
          2,634  ROCKWELL AUTOMATION INCORPORATED                                     189,411
          5,448  ST. JUDE MEDICAL INCORPORATED+                                       223,368
          4,342  STRYKER CORPORATION<<                                                192,524
          1,212  TEKTRONIX INCORPORATED                                                43,281
          2,944  TERADYNE INCORPORATED+                                                45,661
          2,410  THERMO ELECTRON CORPORATION+                                          89,387
          1,553  WATERS CORPORATION+                                                   67,012
         13,841  XEROX CORPORATION+<<                                                 210,383
          3,682  ZIMMER HOLDINGS INCORPORATED+                                        248,903

                                                                                    5,136,619
                                                                                  -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                       VALUE
MEDICAL MANAGEMENT SERVICES - 0.04%
          2,382  COVENTRY HEALTH CARE INCORPORATED+                               $   128,580
                                                                                  -----------

MEMBERSHIP ORGANIZATIONS - 0.00%
            347  TRONOX INC COMMON CL B+                                                5,903
                                                                                  -----------

METAL MINING - 0.25%
          2,735  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                  163,471
          6,640  NEWMONT MINING CORPORATION                                           344,549
          3,024  PHELPS DODGE CORPORATION                                             243,523

                                                                                      751,543
                                                                                  -----------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
          1,492  VULCAN MATERIALS COMPANY                                             129,282
                                                                                  -----------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.20%
          2,645  HASBRO INCORPORATED                                                   55,809
         44,232  JOHNSON & JOHNSON                                                  2,619,419
          5,777  MATTEL INCORPORATED                                                  104,737
          2,114  TIFFANY & COMPANY                                                     79,360
         29,953  TYCO INTERNATIONAL LIMITED                                           805,137

                                                                                    3,664,462
                                                                                  -----------

MISCELLANEOUS RETAIL - 0.73%
          4,585  AMAZON.COM INCORPORATED+<<                                           167,398
          7,032  COSTCO WHOLESALE CORPORATION                                         380,853
         12,148  CVS CORPORATION                                                      362,861
            915  DILLARDS INCORPORATED CLASS A                                         23,827
          2,175  EXPRESS SCRIPTS INCORPORATED+<<                                      191,182
          4,394  OFFICE DEPOT INCORPORATED+                                           163,633
         10,830  STAPLES INCORPORATED                                                 276,382
         15,042  WALGREEN COMPANY                                                     648,761

                                                                                    2,214,897
                                                                                  -----------

MOTION PICTURES - 0.82%
         35,677  NEWS CORPORATION CLASS A                                             592,595
         66,960  TIME WARNER INCORPORATED                                           1,124,258
         28,622  WALT DISNEY COMPANY                                                  798,268

                                                                                    2,515,121
                                                                                  -----------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.42%
         16,231  UNITED PARCEL SERVICE INCORPORATED CLASS B                         1,288,417
                                                                                  -----------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.15%
         18,394  AMERICAN EXPRESS COMPANY                                             966,605
          4,475  CAPITAL ONE FINANCIAL CORPORATION<<                                  360,327
          2,969  CIT GROUP INCORPORATED                                               158,901
          8,962  COUNTRYWIDE FINANCIAL CORPORATION                                    328,905
         14,385  FANNIE MAE                                                           739,389
         10,270  FREDDIE MAC                                                          626,470
          6,202  SLM CORPORATION                                                      322,132

                                                                                    3,502,729
                                                                                  -----------

OIL & GAS EXTRACTION - 1.93%
          3,424  ANADARKO PETROLEUM CORPORATION                                       345,858
          4,909  APACHE CORPORATION                                                   321,589
          4,817  BJ SERVICES COMPANY                                                  166,668

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                       VALUE
OIL & GAS EXTRACTION (continued)
          5,586  BURLINGTON RESOURCES INCORPORATED                                $   513,409
          5,552  CHESAPEAKE ENERGY CORPORATION                                        174,388
          6,567  DEVON ENERGY CORPORATION                                             401,704
          3,604  EOG RESOURCES INCORPORATED                                           259,488
          7,672  HALLIBURTON COMPANY                                                  560,210
          1,723  KERR-MCGEE CORPORATION                                               164,512
          2,348  NABORS INDUSTRIES LIMITED+                                           168,070
          2,038  NOBLE CORPORATION                                                    165,282
          6,402  OCCIDENTAL PETROLEUM CORPORATION                                     593,145
          1,624  ROWAN COMPANIES INCORPORATED+                                         71,391
          8,781  SCHLUMBERGER LIMITED                                               1,111,411
          4,844  TRANSOCEAN INCORPORATED+                                             388,973
          5,184  WEATHERFORD INTERNATIONAL LIMITED+                                   237,168
          5,398  XTO ENERGY INCORPORATED                                              235,191

                                                                                    5,878,457
                                                                                  -----------

PAPER & ALLIED PRODUCTS - 0.30%
          1,565  BEMIS COMPANY INCORPORATED                                            49,423
          7,321  INTERNATIONAL PAPER COMPANY                                          253,087
          6,849  KIMBERLY-CLARK CORPORATION                                           395,872
          2,697  MEADWESTVACO CORPORATION                                              73,655
          1,053  OFFICEMAX INCORPORATED                                                31,769
          2,129  PACTIV CORPORATION+                                                   52,245
          1,647  TEMPLE-INLAND INCORPORATED                                            73,374

                                                                                      929,425
                                                                                  -----------

PERSONAL SERVICES - 0.06%
          2,047  CINTAS CORPORATION                                                    87,243
          4,869  H & R BLOCK INCORPORATED                                             105,414

                                                                                      192,657
                                                                                  -----------

PETROLEUM REFINING & RELATED INDUSTRIES - 3.35%
          1,189  AMERADA HESS CORPORATION                                             169,314
          1,059  ASHLAND INCORPORATED                                                  75,274
         33,086  CHEVRONTEXACO CORPORATION                                          1,917,996
         20,488  CONOCOPHILLIPS                                                     1,293,817
         90,755  EXXON MOBIL CORPORATION                                            5,523,349
          5,451  MARATHON OIL CORPORATION                                             415,211
          2,454  MURPHY OIL CORPORATION                                               122,258
          1,979  SUNOCO INCORPORATED                                                  153,511
          9,242  VALERO ENERGY CORPORATION                                            552,487

                                                                                   10,223,217
                                                                                  -----------

PRIMARY METAL INDUSTRIES - 0.29%
         12,957  ALCOA INCORPORATED                                                   395,966
          1,284  ALLEGHENY TECHNOLOGIES INCORPORATED                                   78,555
          1,839  ENGELHARD CORPORATION                                                 72,843
          2,309  NUCOR CORPORATION                                                    241,960
          1,617  UNITED STATES STEEL CORPORATION                                       98,119

                                                                                      887,443
                                                                                  -----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.56%
         11,484  CBS CORPORATION CLASS B                                              275,386
            877  DOW JONES & COMPANY INCORPORATED                                      34,466
          1,264  E.W. SCRIPPS COMPANY CLASS A                                          56,514
          3,538  GANNETT COMPANY INCORPORATED<<                                       211,997

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                       VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
            995  KNIGHT-RIDDER INCORPORATED                                       $    62,894
          5,457  MCGRAW-HILL COMPANIES INCORPORATED                                   314,432
            622  MEREDITH CORPORATION                                                  34,701
          2,157  NEW YORK TIMES COMPANY CLASS A<<                                      54,594
          3,209  RR DONNELLEY & SONS COMPANY                                          104,999
          3,891  TRIBUNE COMPANY                                                      106,730
         11,485  VIACOM INCORPORATED CLASS B+                                         445,618

                                                                                    1,702,331
                                                                                  -----------

RAILROAD TRANSPORTATION - 0.44%
          5,543  BURLINGTON NORTHERN SANTA FE CORPORATION                             461,898
          3,261  CSX CORPORATION                                                      195,008
          6,126  NORFOLK SOUTHERN CORPORATION                                         331,233
          3,937  UNION PACIFIC CORPORATION                                            367,519

                                                                                    1,355,658
                                                                                  -----------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.04%
            911  COOPER TIRE & RUBBER COMPANY                                          13,064
          1,209  SEALED AIR CORPORATION                                                69,965
          2,630  THE GOODYEAR TIRE & RUBBER COMPANY+<<                                 38,082

                                                                                      121,111
                                                                                  -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.62%
          3,725  AMERIPRISE FINANCIAL INCORPORATED                                    167,848
          1,774  BEAR STEARNS COMPANIES INCORPORATED                                  246,054
         15,335  CHARLES SCHWAB CORPORATION                                           263,915
          6,211  E*TRADE FINANCIAL CORPORATION+                                       167,573
          1,251  FEDERATED INVESTORS INCORPORATED CLASS B                              48,852
          2,268  FRANKLIN RESOURCES INCORPORATED                                      213,736
          6,480  GOLDMAN SACHS GROUP INCORPORATED                                   1,017,101
          4,018  LEHMAN BROTHERS HOLDINGS INCORPORATED                                580,722
         13,648  MERRILL LYNCH & COMPANY INCORPORATED                               1,074,916
         15,959  MORGAN STANLEY                                                     1,002,544
          1,962  T. ROWE PRICE GROUP INCORPORATED                                     153,448

                                                                                    4,936,709
                                                                                  -----------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.20%
         22,977  CORNING INCORPORATED+                                                618,311
                                                                                  -----------

TOBACCO PRODUCTS - 0.80%
         31,017  ALTRIA GROUP INCORPORATED                                          2,197,865
          1,271  REYNOLDS AMERICAN INCORPORATED<<                                     134,090
          2,431  UST INCORPORATED                                                     101,130

                                                                                    2,433,085
                                                                                  -----------

TRANSPORTATION BY AIR - 0.23%
          4,516  FEDEX CORPORATION                                                    510,037
         10,524  SOUTHWEST AIRLINES COMPANY                                           189,327

                                                                                      699,364
                                                                                  -----------

TRANSPORTATION EQUIPMENT - 1.67%
         11,895  BOEING COMPANY                                                       926,977
          1,412  BRUNSWICK CORPORATION                                                 54,870
         27,705  FORD MOTOR COMPANY<<                                                 220,532
          5,948  GENERAL DYNAMICS CORPORATION                                         380,553

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME          *                                            VALUE
TRANSPORTATION EQUIPMENT (continued)
          8,404  GENERAL MOTORS CORPORATION<<                                     $    178,753
          2,569  GENUINE PARTS COMPANY                                                 112,599
          1,834  GOODRICH CORPORATION                                                   79,981
          4,050  HARLEY-DAVIDSON INCORPORATED<<                                        210,114
         12,345  HONEYWELL INTERNATIONAL INCORPORATED                                  527,996
          2,745  ITT INDUSTRIES INCORPORATED                                           154,324
          2,885  JOHNSON CONTROLS INCORPORATED                                         219,058
          5,324  LOCKHEED MARTIN CORPORATION                                           399,992
            916  NAVISTAR INTERNATIONAL CORPORATION+                                    25,263
          5,212  NORTHROP GRUMMAN CORPORATION                                          355,928
          2,516  PACCAR INCORPORATED                                                   177,328
          1,967  TEXTRON INCORPORATED                                                  183,698
         15,091  UNITED TECHNOLOGIES CORPORATION                                       874,825

                                                                                     5,082,791
                                                                                  ------------

TRANSPORTATION SERVICES - 0.02%
          1,959  SABRE HOLDINGS CORPORATION                                             46,095
                                                                                  ------------

WATER TRANSPORTATION - 0.10%
          6,452  CARNIVAL CORPORATION                                                  305,631
                                                                                  ------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.62%
          3,106  AMERISOURCEBERGEN CORPORATION                                         149,927
          1,235  BROWN-FORMAN CORPORATION CLASS B                                       95,058
          6,271  CARDINAL HEALTH INCORPORATED                                          467,315
          2,017  DEAN FOODS COMPANY+                                                    78,320
          4,549  MCKESSON CORPORATION                                                  237,139
          4,524  MEDCO HEALTH SOLUTIONS INCORPORATED+                                  258,863
          2,812  NIKE INCORPORATED CLASS B                                             239,301
          2,024  SUPERVALU INCORPORATED                                                 62,380
          9,204  SYSCO CORPORATION                                                     294,988

                                                                                     1,883,291
                                                                                  ------------

WHOLESALE TRADE-DURABLE GOODS - 0.05%
          2,060  PATTERSON COMPANIES INCORPORATED+                                      72,512
          1,136  W.W. GRAINGER INCORPORATED                                             85,598

                                                                                       158,110
                                                                                  ------------

TOTAL COMMON STOCKS (COST $165,866,087)                                            174,783,297
                                                                                  ------------


PRINCIPAL        SECURITY NAME                INTEREST RATE    MATURITY DATE         VALUE
US TREASURY SECURITIES - 35.03%

US TREASURY BONDS - 35.03%

$     6,341,000  US TREASURY BOND                   6.88%      08/15/2025            7,740,478
      7,885,000  US TREASURY BOND                   6.00       02/15/2026            8,797,933
      4,860,000  US TREASURY BOND                   6.75       08/15/2026            5,886,296
      6,170,000  US TREASURY BOND                   6.50       11/15/2026            7,289,756
      5,428,000  US TREASURY BOND                   6.63       02/15/2027            6,509,361
      5,104,000  US TREASURY BOND                   6.38       08/15/2027            5,967,694
     12,612,000  US TREASURY BOND                   6.13       11/15/2027           14,357,980
      6,757,000  US TREASURY BOND                   5.50       08/15/2028            7,158,724
      6,306,000  US TREASURY BOND                   5.25       11/15/2028            6,474,982
      6,538,000  US TREASURY BOND                   5.25       02/15/2029            6,713,199
      6,422,000  US TREASURY BOND                   6.13       08/15/2029            7,362,720
     10,232,000  US TREASURY BOND                   6.25       05/15/2030           11,957,852

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
US TREASURY BONDS (continued)
$    10,135,000  US TREASURY BOND                                                     5.38%      02/15/2031   $  10,668,668

                                                                                                                106,885,643
                                                                                                              -------------

TOTAL US TREASURY SECURITIES (COST $102,685,528)                                                                106,885,643
                                                                                                              -------------

COLLATERAL FOR SECURITIES LENDING - 39.51%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.27%
        827,659  ATLAS CAPITAL FUNDING LIMITED                                                                      827,659
                                                                                                              -------------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 39.24%
        102,630  ABBEY NATIONAL TREASURY SERVICE                                      4.69       01/16/2007         102,751
      1,522,893  AMERICAN EXPRESS BANK FSB                                            4.78       01/26/2007       1,522,726
         71,179  AMERICAN EXPRESS CREDIT CORPORATION                                  4.92       05/16/2006          71,196
        960,085  AMERICAN GENERAL FINANCE CORPORATION                                 4.78       04/13/2007         960,478
        313,683  APRECO LLC                                                           4.77       05/10/2006         312,140
         28,174  AQUINAS FUNDING LLC                                                  4.75       05/15/2006          28,016
      2,305,925  ATLANTIC ASSET SECURITIZATION CORPORATION                            4.81       04/05/2006       2,305,326
        404,461  ATLAS CAPITAL FUNDING LIMITED                                        4.60       05/17/2006         402,094
        104,020  ATLAS CAPITAL FUNDING LIMITED                                        4.72       05/01/2006         103,635
        827,659  ATLAS CAPITAL FUNDING LIMITED                                        4.80       05/08/2006         823,802
      2,813,777  ATOMIUM FUNDING CORPORATION                                          4.79       04/24/2006       2,805,954
        629,021  ATOMIUM FUNDING CORPORATION                                          4.80       05/11/2006         625,838
         58,731  ATOMIUM FUNDING CORPORATION                                          4.84       04/27/2006          58,545
        512,818  ATOMIUM FUNDING CORPORATION                                          4.91       06/07/2006         508,320
         49,660  BANK OF IRELAND (GOVERNOR & COMPANY)                                 4.84       05/08/2006          49,428
     11,256,167  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                 $11,260,791)                                                         4.93       04/03/2006      11,256,167
        175,464  BEAR STEARNS COMPANY INCORPORATED SERIES MTNB                        5.18       06/19/2006         175,564
      3,310,637  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT (MATURITY
                 VALUE $3,311,977)                                                    4.93       04/03/2006       3,310,637
        124,447  BETA FINANCE INCORPORATED SERIES MTN                                 4.88       06/02/2006         124,463
      1,489,787  BUCKINGHAM CDO LLC                                                   4.82       04/21/2006       1,486,241
      4,584,306  BUCKINGHAM CDO LLC                                                   4.83       04/25/2006       4,570,965
        714,171  BUCKINGHAM II CDO LLC                                                4.78       04/05/2006         713,985
      5,375,813  BUCKINGHAM II CDO LLC++                                              4.83       04/25/2006       5,360,169
      1,258,042  CAIRN HIGH GRADE FUNDING I                                           4.64       04/05/2006       1,257,715
      1,059,404  CAIRN HIGH GRADE FUNDING I++                                         4.74       05/04/2006       1,055,039
        364,170  CAIRN HIGH GRADE FUNDING I                                           4.77       05/10/2006         362,378
        364,170  CAIRN HIGH GRADE FUNDING I++                                         4.81       04/20/2006         363,351
        827,659  CAIRN HIGH GRADE FUNDING I                                           4.82       04/19/2006         825,905
        761,447  CAIRN HIGH GRADE FUNDING I                                           4.83       04/26/2006         759,132
        662,127  CAIRN HIGH GRADE FUNDING I                                           4.90       04/03/2006         662,127
         66,213  CC USA INCORPORATED                                                  4.73       07/14/2006          66,214
        428,595  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.53       04/10/2006         428,196
        993,191  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.55       04/19/2006         991,086
      1,004,580  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.69       05/08/2006         999,898
        394,562  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.72       05/12/2006         392,514
        193,606  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.83       05/22/2006         192,338
        463,489  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.85       04/05/2006         463,369
         70,914  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.88       06/02/2006          70,345
      1,247,713  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.93       06/21/2006       1,234,412
      1,319,289  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.93       06/22/2006       1,305,041
      1,220,400  CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                           4.65       04/04/2007       1,220,400
        231,745  CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                           4.81       05/19/2006         230,319
      1,440,127  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B                           4.72       04/12/2006       1,440,127
        231,745  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                           4.58       04/05/2006         231,684
        142,357  CORPORATE ASSET SECURITIZATION AUSTRALIA                             4.82       04/11/2006         142,207
         91,043  CREDIT SUISSE FIRST BOSTON                                           5.21       06/19/2006          91,095
      1,456,680  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1                      4.92       05/04/2006       1,455,952

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$        51,712  CULLINAN FINANCE CORPORATION                                         4.73%      05/11/2006   $      51,450
      1,655,319  DEER VALLEY FUNDING LLC                                              4.82       05/02/2006       1,648,979
      1,655,319  DEER VALLEY FUNDING LLC                                              4.82       05/03/2006       1,648,747
      1,655,319  DEER VALLEY FUNDING LLC                                              4.82       05/04/2006       1,648,499
      1,060,861  DEER VALLEY FUNDING LLC                                              4.84       04/19/2006       1,058,612
         36,417  DEXIA DELAWARE LLC                                                   4.81       04/06/2006          36,402
        496,596  EIFFEL FUNDING LLC                                                   4.78       05/08/2006         494,281
        297,957  EIFFEL FUNDING LLC                                                   4.82       05/02/2006         296,816
         12,448  FALCON ASSET SECURITIZATION CORPORATION                              4.95       06/15/2006          12,325
      1,655,319  FIVE FINANCE INCORPORATED                                            4.93       01/25/2007       1,655,915
        133,882  GALLEON CAPITAL LLC                                                  4.84       04/10/2006         133,758
        529,702  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY                           4.83       06/16/2006         529,702
        762,274  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY                           4.91       05/12/2006         762,289
        397,608  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY                           5.06       09/18/2006         397,930
         53,798  GOLDMAN SACHS GROUP INCORPORATED                                     4.94       08/18/2006          53,836
      1,688,425  GOLDMAN SACHS GROUP INCORPORATED                                     4.97       06/30/2006       1,688,425
        827,659  GOLDMAN SACHS GROUP INCORPORATED                                     5.02       08/16/2006         827,659
         27,611  GRAMPIAN FUNDING LIMITED                                             4.43       04/11/2006          27,581
         29,630  GRAMPIAN FUNDING LIMITED                                             4.89       07/03/2006          29,263
        241,677  HBOS TREASURY SERVICES PLC                                           4.98       06/30/2006         241,732
      2,780,935  ING USA ANNUITY & LIFE INSURANCE                                     5.03       06/06/2006       2,780,935
     11,560,422  JPM CHASE SECURITY CORPORATION REPURCHASE AGREEMENT (MATURITY
                 VALUE $11,565,171)                                                   4.92       04/03/2006      11,560,422
         71,179  K2 USA LLC                                                           4.44       04/20/2006          71,019
        165,896  K2 USA LLC SERIES MTN                                                4.87       07/24/2006         165,937
      2,118,808  KAUPTHING BANK HF++                                                  4.84       03/20/2007       2,118,384
         75,615  KLIO FUNDING CORPORATION                                             4.81       04/19/2006          75,455
      1,014,181  KLIO II FUNDING CORPORATION++                                        4.82       04/18/2006       1,012,173
        470,541  KLIO III FUNDING CORPORATION                                         4.47       04/05/2006         470,419
         66,213  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG                    4.59       06/02/2006          66,228
         36,318  LEXINGTON PARKER CAPITAL CORPORATION                                 4.43       04/18/2006          36,246
      1,297,240  LEXINGTON PARKER CAPITAL CORPORATION                                 4.69       05/10/2006       1,290,858
        919,165  LEXINGTON PARKER CAPITAL CORPORATION                                 4.89       04/04/2006         919,046
      2,482,978  LIBERTY LIGHT US CAPITAL SERIES MTN                                  4.81       05/26/2006       2,483,127
      1,142,170  LIQUID FUNDING LIMITED                                               4.47       04/04/2006       1,142,021
      1,158,723  LIQUID FUNDING LIMITED                                               4.61       12/01/2006       1,158,723
        893,872  LIQUID FUNDING LIMITED                                               4.71       08/14/2006         893,872
      1,655,319  LIQUID FUNDING LIMITED                                               4.82       04/28/2006       1,649,840
         33,106  MERRILL LYNCH & COMPANY                                              4.88       04/18/2006          33,105
        182,085  MERRILL LYNCH & COMPANY                                              5.09       06/06/2006         182,132
         39,430  MONT BLANC CAPITAL CORPORATION                                       4.46       04/10/2006          39,393
      2,317,446  MORGAN STANLEY                                                       4.94       10/10/2006       2,317,446
      1,655,319  MORGAN STANLEY                                                       4.94       10/30/2006       1,655,319
        509,010  MORGAN STANLEY SERIES EXL                                            4.78       08/13/2010         509,148
      1,986,382  MORTGAGE INTEREST NET TRUST (MINTS)                                  4.78       05/04/2006       1,978,198
         66,080  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.58       04/06/2006          66,054
         85,646  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.60       06/15/2006          84,803
         98,359  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.81       04/17/2006          98,177
         59,591  NORDEA NORTH AMERICA INCORPORATED                                    4.77       05/08/2006          59,314
         39,794  PARK AVENUE RECEIVABLES CORPORATION                                  4.81       04/17/2006          39,720
         21,122  PERRY GLOBAL FUNDING LIMITED                                         4.84       06/12/2006          20,922
      1,527,958  PICAROS FUNDING LLC                                                  4.82       04/27/2006       1,523,115
         66,213  PRUDENTIAL PLC                                                       4.70       05/08/2006          65,904
      1,521,403  RACERS TRUST 2004-6-MM                                               4.79       05/22/2006       1,521,616
        827,659  ROYAL BANK OF SCOTLAND PLC                                           4.79       11/24/2006         827,899
        104,782  ROYAL BANK OF SCOTLAND PLC                                           4.79       11/24/2006         104,812
         20,261  SCALDIS CAPITAL LIMITED                                              4.46       04/21/2006          20,213
        148,979  SCALDIS CAPITAL LIMITED                                              4.47       04/18/2006         148,684
        827,659  SEDNA FINANCE INCORPORATED                                           4.83       12/08/2006         827,552
        314,511  SLM CORPORATION                                                      4.79       04/25/2006         314,489
        215,059  SOCIETE GENERALE NORTH AMERICA                                       4.85       04/06/2006         214,973
         24,830  SWEDBANK (FORENINGS SPARBANKEN)                                      4.45       04/10/2006          24,807
        385,689  TANGO FINANCE CORPORATION                                            4.43       04/03/2006         385,689

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       414,724  TANGO FINANCE CORPORATION SERIES MTN                                 4.87%      10/25/2006   $     414,860
         24,466  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                   4.78       05/15/2006          24,329
      2,068,354  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                   4.95       06/26/2006       2,044,899
         31,550  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                 4.97       06/06/2006          31,278
      3,310,637  TRANSAMERICA OCCIDENTAL LIFE INSURANCE                               5.07       07/11/2006       3,310,637
        636,271  TRAVELERS INSURANCE COMPANY                                          4.77       02/09/2007         636,259
         32,477  UBS FINANCE (DELAWARE) LLC                                           4.81       05/31/2006          32,226
      1,655,319  UNICREDITO ITALIANO NEW YORK SERIES                                  4.92       06/30/2006       1,655,092
        827,659  UNICREDITO ITALIANO SERIES LIB                                       4.70       03/09/2007         827,610
        331,064  WHITE PINE FINANCE LLC                                               4.65       05/17/2006         329,127
        384,365  WHITE PINE FINANCE LLC++                                             4.76       05/08/2006         382,574
         69,523  WHITE PINE FINANCE LLC                                               4.79       05/05/2006          69,227
        931,415  WHITE PINE FINANCE LLC                                               4.84       04/10/2006         930,548
        860,766  WHITE PINE FINANCE LLC SERIES MTN1                                   4.81       06/12/2006         860,843
         43,171  YORKTOWN CAPITAL LLC                                                 4.81       04/20/2006          43,074
         39,728  YORKTOWN CAPITAL LLC                                                 4.81       04/17/2006          39,654

                                                                                                                119,753,911
                                                                                                              -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $120,581,570)                                                     120,581,570
                                                                                                              -------------
SHARES

SHORT-TERM INVESTMENTS - 7.84%

MUTUAL FUND - 6.09%
     18,599,957  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                      18,599,957
                                                                                                              -------------
PRINCIPAL

US TREASURY BILLS - 1.75%
      5,245,000  US TREASURY BILL^                                                    4.13       05/11/2006       5,220,701
        110,000  US TREASURY BILL^                                                    4.48       08/10/2006         108,214

                                                                                                                  5,328,915
                                                                                                              -------------

TOTAL SHORT-TERM INVESTMENTS (COST $23,930,326)                                                                  23,928,872
                                                                                                              -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $413,063,511)*                                               139.66%                                     $426,179,382
                                                                  -------                                      ------------

OTHER ASSETS AND LIABILITIES, NET                                  (39.66)                                     (121,015,495)
                                                                  -------                                      ------------

TOTAL NET ASSETS                                                   100.00%                                     $305,163,887
                                                                  -------                                      ------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $18,599,957.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

15

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                       VALUE
COMMON STOCKS - 94.18%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM
FABRICS & SIMILAR MATERIALS - 3.35%
         16,200  JONES APPAREL GROUP INCORPORATED                                 $   572,994
          7,500  VF CORPORATION                                                       426,750

                                                                                      999,744
                                                                                  -----------

BUSINESS SERVICES - 7.61%
         13,800  MANPOWER INCORPORATED                                                789,084
         27,000  MICROSOFT CORPORATION                                                734,670
          9,000  OMNICOM GROUP INCORPORATED                                           749,250

                                                                                    2,273,004
                                                                                  -----------

CHEMICALS & ALLIED PRODUCTS - 5.55%
         21,000  AVON PRODUCTS INCORPORATED                                           654,570
         12,200  COLGATE-PALMOLIVE COMPANY                                            696,620
          8,700  MERCK & COMPANY INCORPORATED                                         306,501

                                                                                    1,657,691
                                                                                  -----------

COMMUNICATIONS - 4.47%
         19,900  COMCAST CORPORATION CLASS A+                                         519,788
         36,500  VODAFONE GROUP PLC ADR                                               762,850
          2,500  VODAFONE GROUP PLC ADR                                                52,250

                                                                                    1,334,888
                                                                                  -----------

DEPOSITORY INSTITUTIONS - 7.95%
         22,000  BANK OF AMERICA CORPORATION                                        1,001,880
         13,195  JP MORGAN CHASE & COMPANY                                            549,440
         13,600  STATE STREET CORPORATION                                             821,848

                                                                                    2,373,168
                                                                                  -----------

EATING & DRINKING PLACES - 5.16%
         22,000  ARAMARK CORPORATION CLASS B                                          649,880
         25,900  MCDONALD'S CORPORATION                                               889,924

                                                                                    1,539,804
                                                                                  -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT - 7.14%
         26,500  AMERICAN POWER CONVERSION CORPORATION                                612,415
         24,500  FLEXTRONICS INTERNATIONAL LIMITED+                                   253,575
         25,400  MOLEX INCORPORATED CLASS A                                           754,888
         24,660  NOKIA OYJ ADR                                                        510,955

                                                                                    2,131,833
                                                                                  -----------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.48%
          8,600  QUEST DIAGNOSTICS INCORPORATED                                       441,180
                                                                                  -----------

FOOD & KINDRED PRODUCTS - 3.05%
         10,500  ANHEUSER-BUSCH COMPANIES INCORPORATED                                449,085
          7,300  DIAGEO PLC ADR<<                                                     463,039

                                                                                      912,124
                                                                                  -----------

GENERAL MERCHANDISE STORES - 1.53%
         32,800  BIG LOTS INCORPORATED+                                               457,888
                                                                                  -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                       VALUE
HEALTH SERVICES - 1.61%
         10,500  HCA INCORPORATED                                                 $   480,795
                                                                                  -----------

HOLDING & OTHER INVESTMENT OFFICES - 2.32%
            230  BERKSHIRE HATHAWAY INCORPORATED CLASS B+                             692,760
                                                                                  -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.16%
         19,400  DOVER CORPORATION                                                    942,064
          7,700  EATON CORPORATION                                                    561,869
         14,800  PITNEY BOWES INCORPORATED                                            635,364

                                                                                    2,139,297
                                                                                  -----------

INSURANCE CARRIERS - 4.79%
         13,600  ALLSTATE CORPORATION                                                 708,696
         12,000  MBIA INCORPORATED                                                    721,560

                                                                                    1,430,256
                                                                                  -----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.03%
         16,500  BAXTER INTERNATIONAL INCORPORATED                                    640,365
          5,200  BECTON DICKINSON & COMPANY                                           320,216
         23,500  BOSTON SCIENTIFIC CORPORATION+<<                                     541,675

                                                                                    1,502,256
                                                                                  -----------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 5.42%
         21,300  HASBRO INCORPORATED                                                  449,430
          6,500  JOHNSON & JOHNSON                                                    384,930
         29,200  TYCO INTERNATIONAL LIMITED                                           784,896

                                                                                    1,619,256
                                                                                  -----------

MISCELLANEOUS RETAIL - 1.58%
         16,800  ZALE CORPORATION+                                                    470,904
                                                                                  -----------

NON-DEPOSITORY CREDIT INSTITUTIONS - 6.13%
         15,900  AMERICAN EXPRESS COMPANY                                             835,545
         16,000  COUNTRYWIDE FINANCIAL CORPORATION                                    587,200
          6,700  FREDDIE MAC                                                          408,700

                                                                                    1,831,445
                                                                                  -----------

PAPER & ALLIED PRODUCTS - 2.28%
         11,800  KIMBERLY-CLARK CORPORATION                                           682,040
                                                                                  -----------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.66%
         13,800  EXXON MOBIL CORPORATION                                              839,868
          8,860  ROYAL DUTCH SHELL PLC ADR CLASS A                                    551,624

                                                                                    1,391,492
                                                                                  -----------

PRIMARY METAL INDUSTRIES - 1.24%
          7,200  HUBBELL INCORPORATED CLASS B                                         369,072
                                                                                  -----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.89%
          9,400  GANNETT COMPANY INCORPORATED                                         563,248
                                                                                  -----------

TRANSPORTATION EQUIPMENT - 1.65%
          7,700  GENERAL DYNAMICS CORPORATION                                         492,646
                                                                                  -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                    VALUE
WATER TRANSPORTATION - 1.13%
          7,100  CARNIVAL CORPORATION<<                                                                        $    336,327
                                                                                                               ------------

TOTAL COMMON STOCKS (COST $26,357,115)                                                                           28,123,118
                                                                                                               ------------

COLLATERAL FOR SECURITIES LENDING - 7.55%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.01%
            778  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 778
            590  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        590

                                                                                                                      1,368
                                                                                                               ------------


PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 7.54%
$         8,158  AMERICAN GENERAL FINANCE CORPORATION                                 4.78%      04/13/2007          8,162
          3,397  APRECO LLC                                                           4.62       05/15/2006          3,378
          7,434  APRECO LLC                                                           4.94       06/15/2006          7,361
          4,532  ASPEN FUNDING CORPORATION                                            4.92       04/03/2006          4,532
         45,323  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN                         4.62       11/03/2006         45,323
         10,878  ATLAS CAPITAL FUNDING LIMITED                                        4.62       05/15/2006         10,817
          5,103  ATLAS CAPITAL FUNDING LIMITED                                        4.80       04/17/2006          5,093
         22,662  ATLAS CAPITAL FUNDING LIMITED                                        4.80       10/20/2006         22,662
         22,662  ATLAS CAPITAL FUNDING LIMITED                                        4.80       12/22/2006         22,662
          3,626  ATOMIUM FUNDING CORPORATION                                          4.53       04/12/2006          3,622
          3,145  BETA FINANCE INCORPORATED SERIES MTN                                 4.88       06/02/2006          3,145
        451,420  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $451,605)           4.93       04/03/2006        451,420
         13,456  BUCKINGHAM CDO LLC++                                                 4.60       04/06/2006         13,450
         44,114  BUCKINGHAM CDO LLC                                                   4.82       04/21/2006         44,009
         22,662  BUCKINGHAM CDO LLC                                                   4.82       04/25/2006         22,596
         23,568  BUCKINGHAM II CDO LLC++                                              4.83       04/25/2006         23,500
         90,647  BUCKINGHAM II CDO LLC                                                4.83       04/26/2006         90,371
         27,194  CAIRN HIGH GRADE FUNDING I                                           4.59       04/06/2006         27,183
          2,176  CAIRN HIGH GRADE FUNDING I                                           4.71       04/26/2006          2,169
         11,784  CAIRN HIGH GRADE FUNDING I                                           4.77       05/10/2006         11,726
         38,072  CAIRN HIGH GRADE FUNDING I                                           4.83       04/27/2006         37,951
         22,662  CAIRN HIGH GRADE FUNDING I++                                         4.83       05/02/2006         22,575
         12,509  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.69       05/08/2006         12,451
          4,031  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.70       05/10/2006          4,011
         18,129  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.72       05/12/2006         18,035
         45,582  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.78       04/05/2006         45,570
          9,065  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.90       06/07/2006          8,985
         24,126  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.92       06/12/2006         23,898
         49,856  CONCORD MINUTEMEN CAPITAL COMPANY                                    4.72       04/12/2006         49,856
          9,065  CONCORD MINUTEMEN CAPITAL COMPANY                                    4.75       04/18/2007          9,065
         31,908  CONSOLIDATED EDISON INCORPORATED                                     4.90       04/03/2006         31,908
          2,266  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.81       04/13/2006          2,263
         28,100  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1                      4.92       05/04/2006         28,086
         22,662  CULLINAN FINANCE CORPORATION                                         4.71       11/15/2006         22,661
         18,129  DEER VALLEY FUNDING LLC++                                            4.51       04/10/2006         18,112
         11,784  DEER VALLEY FUNDING LLC                                              4.80       05/03/2006         11,737
         23,165  DEER VALLEY FUNDING LLC                                              4.81       04/17/2006         23,122
         55,228  DEER VALLEY FUNDING LLC                                              4.83       04/19/2006         55,111
         45,323  DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE $45,341)          4.84       04/03/2006         45,323
          2,719  EIFFEL FUNDING LLC                                                   4.78       04/17/2006          2,714
         43,410  EIFFEL FUNDING LLC                                                   4.91       04/03/2006         43,410
         32,652  EUREKA SECURITIZATION INCORPORATED                                   4.88       05/16/2006         32,465
            747  GALLEON CAPITAL LLC                                                  4.65       04/03/2006            747
          1,360  GEMINI SECURITIZATION INCORPORATED                                   4.90       05/24/2006          1,350
         21,755  GOLDMAN SACHS GROUP INCORPORATED                                     4.97       06/30/2006         21,755
         64,948  HARRIER FINANCE FUNDING LLC                                          4.62       04/03/2006         64,948
         14,503  ING USA ANNUITY & LIFE INSURANCE                                     5.03       06/06/2006         14,503


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE     VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       182,027  JPM CHASE SECURITY CORPORATION REPURCHASE AGREEMENT (MATURITY
                 VALUE $182,101)                                                      4.93%      04/03/2006   $    182,027
          1,178  K2 USA LLC                                                           4.63       05/02/2006          1,174
          4,192  K2 USA LLC SERIES MTN                                                4.87       07/24/2006          4,193
         13,597  KAUPTHING BANK HF++                                                  4.84       03/20/2007         13,594
          1,813  KLIO II FUNDING CORPORATION                                          4.58       04/05/2006          1,812
          2,185  KLIO III FUNDING CORPORATION                                         4.69       04/19/2006          2,180
            906  LEXINGTON PARKER CAPITAL CORPORATION                                 4.62       05/02/2006            903
          3,441  LEXINGTON PARKER CAPITAL CORPORATION                                 4.69       05/10/2006          3,424
         22,662  LIBERTY LIGHT US CAPITAL SERIES MTN                                  4.81       05/26/2006         22,663
          1,813  LINKS FINANCE LLC SERIES MTN1                                        4.68       09/12/2006          1,813
         13,597  LIQUID FUNDING LIMITED                                               4.61       12/01/2006         13,597
         20,849  LIQUID FUNDING LIMITED                                               4.71       08/14/2006         20,849
          5,439  LIQUID FUNDING LIMITED                                               4.94       04/24/2006          5,439
          5,439  LIQUID FUNDING LIMITED SERIES MTN                                    4.83       02/20/2007          5,439
          9,065  MBIA GLOBAL FUNDING LLC                                              4.78       02/20/2007          9,064
         45,550  MERRILL LYNCH & COMPANY SERIES MTN                                   4.80       10/27/2006         45,584
         27,194  MORGAN STANLEY                                                       4.94       10/10/2006         27,194
          4,192  MORGAN STANLEY SERIES EXL                                            4.78       08/13/2010          4,194
         15,608  MORTGAGE INTEREST NET TRUST                                          4.68       04/03/2006         15,608
         20,486  MORTGAGE INTEREST NET TRUST                                          4.78       05/03/2006         20,405
            906  NATIONWIDE BUILDING SOC                                              4.74       07/21/2006            907
         19,990  NEWPORT FUNDING CORPORATION                                          4.92       04/03/2006         19,990
         31,726  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.68       04/04/2006         31,722
         27,447  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            4.78       04/03/2006         27,447
          4,041  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.93       06/26/2006          3,995
          1,722  NORDEA NORTH AMERICA INCORPORATED                                    4.89       05/15/2006          1,713
         47,816  NORTHERN ROCK PLC                                                    4.63       04/21/2006         47,809
         45,323  NORTHERN ROCK PLC                                                    4.66       02/05/2007         45,324
          3,583  NORTHERN ROCK PLC                                                    4.69       04/24/2006          3,573
          3,667  RACERS TRUST 2004-6-MM                                               4.79       05/22/2006          3,667
            906  SCALDIS CAPITAL LIMITED                                              4.93       06/15/2006            898
          3,626  TANGO FINANCE CORPORATION                                            4.95       06/21/2006          3,587
         10,481  TANGO FINANCE CORPORATION SERIES MTN                                 4.87       10/25/2006         10,485
          5,240  TRAVELERS INSURANCE COMPANY                                          4.77       02/09/2007          5,240
         22,662  UNICREDITO ITALIANO SERIES LIB                                       4.70       03/09/2007         22,660
         22,662  UNICREDITO ITALIANO SERIES YCD                                       4.47       04/03/2006         22,662
         34,446  US BANK NA SERIES BKNT                                               4.66       07/28/2006         34,447
          9,065  WHISTLEJACKET CAPITAL LIMITED                                        4.65       06/09/2006          9,065
            906  WHITE PINE FINANCE LLC                                               4.64       04/18/2006            905
         22,662  WHITE PINE FINANCE LLC                                               4.70       07/17/2006         22,662
          4,532  WHITE PINE FINANCE LLC                                               4.82       05/05/2006          4,513
          3,700  WHITE PINE FINANCE LLC                                               4.84       05/25/2006          3,675
          2,785  WHITE PINE FINANCE LLC                                               4.93       06/20/2006          2,755
         23,921  WHITE PINE FINANCE LLC                                               4.93       06/22/2006         23,662
         21,755  WHITE PINE FINANCE LLC SERIES MTN1                                   4.81       06/12/2006         21,757

                                                                                                                 2,252,069
                                                                                                              ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,253,438)                                                        2,253,437
                                                                                                              ------------
SHARES

SHORT-TERM INVESTMENTS - 5.56%
      1,661,287  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                      1,661,287
                                                                                                              ------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,661,288)                                                                   1,661,287
                                                                                                              ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $30,271,841)*                                     107.29%                                               $ 32,037,842
                                                       -------                                                ------------

OTHER ASSETS AND LIABILITIES, NET                        (7.29)                                                 (2,177,991)
                                                       -------                                                ------------

TOTAL NET ASSETS                                        100.00%                                               $ 29,859,851
                                                       -------                                                ------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,661,288.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


5

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                       VALUE
COMMON STOCKS - 97.38%

AEROSPACE, DEFENSE - 2.00%
        211,433  BE AEROSPACE INCORPORATED+                                       $ 5,311,197
                                                                                  -----------

AMUSEMENT & RECREATION SERVICES - 3.00%
         49,400  HARRAH'S ENTERTAINMENT INCORPORATED                                3,851,224
         88,400  LIFE TIME FITNESS INCORPORATED+                                    4,141,540

                                                                                    7,992,764
                                                                                  -----------

APPAREL & ACCESSORY STORES - 5.06%
         51,800  ABERCROMBIE & FITCH COMPANY CLASS A                                3,019,940
         95,100  CHICO'S FAS INCORPORATED+                                          3,864,864
         99,400  DSW INCORPORATED+                                                  3,113,208
        140,558  URBAN OUTFITTERS INCORPORATED+                                     3,449,293

                                                                                   13,447,305
                                                                                  -----------

BUSINESS SERVICES - 10.38%
         76,400  AMDOCS LIMITED+                                                    2,754,984
        103,900  BEA SYSTEMS INCORPORATED+                                          1,364,207
        139,300  COGENT INCORPORATED+                                               2,554,762
         88,400  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                5,258,916
        161,161  EMAGEON INCORPORATED+                                              2,738,125
         71,500  F5 NETWORKS INCORPORATED+                                          5,183,035
        173,600  RED HAT INCORPORATED+                                              4,857,328
        171,800  VALUECLICK INCORPORATED+                                           2,906,856

                                                                                   27,618,213
                                                                                  -----------

CHEMICALS & ALLIED PRODUCTS - 1.45%
         59,914  DIGENE CORPORATION+                                                2,342,638
         82,080  INTERMUNE INCORPORATED+                                            1,521,763

                                                                                    3,864,401
                                                                                  -----------

COMMUNICATIONS - 6.50%
        135,800  AMERICAN TOWER CORPORATION CLASS A+                                4,117,456
         66,400  EQUINIX INCORPORATED+                                              4,264,208
        150,976  NII HOLDINGS INCORPORATED+                                         8,903,055

                                                                                   17,284,719
                                                                                  -----------

EATING & DRINKING PLACES - 1.83%
            300  CHIPOTLE MEXICAN GRILL INCORPORATED+                                  16,617
        210,800  COSI INCORPORATED+                                                 2,316,692
         51,500  P.F. CHANG'S CHINA BISTRO INCORPORATED+                            2,538,435

                                                                                    4,871,744
                                                                                  -----------

ELECTRIC, GAS & SANITARY SERVICES - 2.03%
        123,800  COVANTA HOLDING CORPORATION+                                       2,063,746
        155,900  WILLIAMS COMPANIES INCORPORATED                                    3,334,701

                                                                                    5,398,447
                                                                                  -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT - 11.41%
         50,050  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                       5,562,056
         51,200  MARVELL TECHNOLOGY GROUP LIMITED+                                  2,769,920
        143,100  MEMC ELECTRONIC MATERIALS INCORPORATED+                            5,283,252
        170,000  MICROSEMI CORPORATION+                                             4,948,700

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                       VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT (continued)
        104,400  NETWORK APPLIANCE INCORPORATED+                                  $ 3,761,532
         87,300  TESSERA TECHNOLOGIES INCORPORATED+                                 2,800,584
        180,000  TRIDENT MICROSYSTEMS INCORPORATED+                                 5,230,800

                                                                                   30,356,844
                                                                                  -----------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.26%
         60,600  GEN-PROBE INCORPORATED+<<                                          3,340,272
                                                                                  -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.86%
         79,300  LADISH COMPANY INCORPORATED+                                       2,297,321
                                                                                  -----------

HEALTH SERVICES - 3.79%
         90,400  COMMUNITY HEALTH SYSTEMS INCORPORATED+                             3,267,960
         57,200  COVANCE INCORPORATED+                                              3,360,500
         33,600  PEDIATRIX MEDICAL GROUP INCORPORATED+                              3,448,704

                                                                                   10,077,164
                                                                                  -----------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 1.45%
         81,409  FOSTER WHEELER LIMITED+                                            3,851,460
                                                                                  -----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.74%
         98,400  GAMESTOP CORPORATION+                                              4,638,576
                                                                                  -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.46%
        257,200  HILTON HOTELS CORPORATION                                          6,548,312
                                                                                  -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.67%
        111,100  GRANT PRIDECO INCORPORATED+                                        4,759,524
         72,000  RACKABLE SYSTEMS INCORPORATED+                                     3,805,200
        109,900  SCIENTIFIC GAMES CORPORATION CLASS A+                              3,860,787

                                                                                   12,425,511
                                                                                  -----------

INSURANCE CARRIERS - 1.52%
        124,200  ENDURANCE SPECIALTY HOLDINGS LIMITED                               4,042,710
                                                                                  -----------

JUSTICE, PUBLIC ORDER & SAFETY - 1.00%
         58,700  CORRECTIONS CORPORATION OF AMERICA+                                2,653,240
                                                                                  -----------

LEATHER & LEATHER PRODUCTS - 1.09%
         83,800  COACH INCORPORATED+                                                2,897,804
                                                                                  -----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 11.11%
        126,200  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                    2,839,500
         27,700  C.R. BARD INCORPORATED                                             1,878,337
         68,100  DENTSPLY INTERNATIONAL INCORPORATED                                3,960,015
        235,000  EV3 INCORPORATED+<<                                                4,161,850
        121,250  FORMFACTOR INCORPORATED+                                           4,767,550
         68,200  HAEMONETICS CORPORATION+                                           3,462,514
         11,900  INTUITIVE SURGICAL INCORPORATED+                                   1,404,200
        191,700  NUVASIVE INCORPORATED+                                             3,613,545
         78,900  RESMED INCORPORATED+                                               3,470,022

                                                                                   29,557,533
                                                                                  -----------
MEDICAL MANAGEMENT SERVICES - 1.31%
         64,400  COVENTRY HEALTH CARE INCORPORATED+                                 3,476,312
                                                                                  -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                       VALUE
METAL MINING - 4.04%
        112,500  GLAMIS GOLD LIMITED+<<                                           $  3,676,500
        103,100  GOLDCORP INCORPORATED<<                                             3,015,675
        103,250  NOVAGOLD RESOURCES INCORPORATED+<<                                  1,579,725
         97,200  PAN AMERICAN SILVER CORPORATION+<<                                  2,468,880

                                                                                    10,740,780
                                                                                  ------------

MISCELLANEOUS RETAIL - 0.61%
         58,100  COLDWATER CREEK INCORPORATED+                                       1,615,180
                                                                                  ------------

OIL & GAS EXTRACTION - 4.79%
         35,000  CANADIAN NATURAL RESOURCES LIMITED                                  1,938,650
        167,600  CHESAPEAKE ENERGY CORPORATION                                       5,264,316
        140,600  TODCO CLASS A+                                                      5,541,046

                                                                                    12,744,012
                                                                                  ------------

PRIMARY METAL INDUSTRIES - 1.84%
         82,400  PRECISION CASTPARTS CORPORATION                                     4,894,560
                                                                                  ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.74%
         40,900  NUVEEN INVESTMENTS CLASS A                                          1,969,335
                                                                                  ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.08%
         50,600  CARBO CERAMICS INCORPORATED                                         2,879,646
                                                                                  ------------

THEATERS & ENTERTAINMENT - 1.47%
        207,600  REGAL ENTERTAINMENT GROUP CLASS A                                   3,904,956
                                                                                  ------------

TRANSPORTATION EQUIPMENT - 0.06%
          5,900  TRANSDIGN GROUP INCORPORATED+                                         151,925
                                                                                  ------------

WHOLESALE TRADE NON-DURABLE GOODS - 4.12%
         74,100  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                          2,849,145
         60,700  DEAN FOODS COMPANY+                                                 2,356,981
         61,200  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+<<                       2,007,972
         65,700  MEDCO HEALTH SOLUTIONS INCORPORATED+                                3,759,354

                                                                                    10,973,452
                                                                                  ------------

WHOLESALE TRADE-DURABLE GOODS - 2.71%
        106,250  AVNET INCORPORATED+                                                 2,696,625
        159,800  CYTYC CORPORATION+                                                  4,503,164

                                                                                     7,199,789
                                                                                  ------------

TOTAL COMMON STOCKS (COST $216,836,171)                                            259,025,484
                                                                                  ------------

RIGHTS - 0.00%
         90,400  SEAGATE TECHNOLOGY RIGHTS (a)                                               0

TOTAL RIGHTS (COST $0)                                                                       0
                                                                                  ------------

COLLATERAL FOR SECURITIES LENDING - 6.55%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.00%
          6,020  SCUDDER DAILY ASSETS MONEY MARKET FUND                                  6,020
          4,561  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                         4,561

                                                                                        10,581
                                                                                  ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DISCOVERY FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 6.55%
$        63,094  AMERICAN GENERAL FINANCE CORPORATION                                 4.78%      04/13/2007   $      63,119
         26,268  APRECO LLC                                                           4.62       05/15/2006          26,121
         57,492  APRECO LLC                                                           4.94       06/15/2006          56,926
         35,052  ASPEN FUNDING CORPORATION                                            4.92       04/03/2006          35,052
        350,520  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN                         4.62       11/03/2006         350,520
         84,125  ATLAS CAPITAL FUNDING LIMITED                                        4.62       05/15/2006          83,654
         39,462  ATLAS CAPITAL FUNDING LIMITED                                        4.80       04/17/2006          39,388
        175,260  ATLAS CAPITAL FUNDING LIMITED                                        4.80       10/20/2006         175,260
        175,260  ATLAS CAPITAL FUNDING LIMITED                                        4.80       12/22/2006         175,260
         28,042  ATOMIUM FUNDING CORPORATION                                          4.53       04/12/2006          28,008
         24,319  BETA FINANCE INCORPORATED SERIES MTN                                 4.88       06/02/2006          24,322
      3,491,176  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $3,492,610)         4.93       04/03/2006       3,491,176
        104,062  BUCKINGHAM CDO LLC++                                                 4.60       04/06/2006         104,021
        341,168  BUCKINGHAM CDO LLC                                                   4.82       04/21/2006         340,356
        175,260  BUCKINGHAM CDO LLC                                                   4.82       04/25/2006         174,750
        182,270  BUCKINGHAM II CDO LLC++                                              4.83       04/25/2006         181,740
        701,039  BUCKINGHAM II CDO LLC                                                4.83       04/26/2006         698,908
        210,312  CAIRN HIGH GRADE FUNDING I                                           4.59       04/06/2006         210,228
         16,825  CAIRN HIGH GRADE FUNDING I                                           4.71       04/26/2006          16,774
         91,135  CAIRN HIGH GRADE FUNDING I                                           4.77       05/10/2006          90,687
        294,437  CAIRN HIGH GRADE FUNDING I                                           4.83       04/27/2006         293,503
        175,260  CAIRN HIGH GRADE FUNDING I++                                         4.83       05/02/2006         174,589
         96,743  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.69       05/08/2006          96,293
         31,175  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.70       05/10/2006          31,022
        140,208  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.72       05/12/2006         139,480
        352,518  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.78       04/05/2006         352,426
         70,104  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.90       06/07/2006          69,489
        186,582  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.92       06/12/2006         184,818
        385,572  CONCORD MINUTEMEN CAPITAL COMPANY                                    4.72       04/12/2006         385,572
         70,104  CONCORD MINUTEMEN CAPITAL COMPANY                                    4.75       04/18/2007          70,104
        246,766  CONSOLIDATED EDISON INCORPORATED                                     4.90       04/03/2006         246,766
         17,526  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.81       04/13/2006          17,503
        217,322  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1                      4.92       05/04/2006         217,213
        175,260  CULLINAN FINANCE CORPORATION                                         4.71       11/15/2006         175,253
        140,208  DEER VALLEY FUNDING LLC++                                            4.51       04/10/2006         140,077
         91,135  DEER VALLEY FUNDING LLC                                              4.80       05/03/2006          90,773
        179,151  DEER VALLEY FUNDING LLC                                              4.81       04/17/2006         178,819
        427,122  DEER VALLEY FUNDING LLC                                              4.83       04/19/2006         426,217
        350,520  DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE $350,661)         4.84       04/03/2006         350,520
         21,031  EIFFEL FUNDING LLC                                                   4.78       04/17/2006          20,992
        335,721  EIFFEL FUNDING LLC                                                   4.91       04/03/2006         335,721
        252,521  EUREKA SECURITIZATION INCORPORATED                                   4.88       05/16/2006         251,077
          5,777  GALLEON CAPITAL LLC                                                  4.65       04/03/2006           5,777
         10,516  GEMINI SECURITIZATION INCORPORATED                                   4.90       05/24/2006          10,444
        168,249  GOLDMAN SACHS GROUP INCORPORATED                                     4.97       06/30/2006         168,249
        502,295  HARRIER FINANCE FUNDING LLC                                          4.62       04/03/2006         502,295
        112,166  ING USA ANNUITY & LIFE INSURANCE                                     5.03       06/06/2006         112,166
      1,407,755  JPM CHASE SECURITY CORPORATION REPURCHASE AGREEMENT (MATURITY
                 VALUE $1,408,333)                                                    4.93       04/03/2006       1,407,755
          9,114  K2 USA LLC                                                           4.63       05/02/2006           9,079
         32,423  K2 USA LLC SERIES MTN                                                4.87       07/24/2006          32,431
        105,156  KAUPTHING BANK HF++                                                  4.84       03/20/2007         105,135
         14,021  KLIO II FUNDING CORPORATION                                          4.58       04/05/2006          14,017
         16,895  KLIO III FUNDING CORPORATION                                         4.69       04/19/2006          16,859
          7,010  LEXINGTON PARKER CAPITAL CORPORATION                                 4.62       05/02/2006           6,984
         26,611  LEXINGTON PARKER CAPITAL CORPORATION                                 4.69       05/10/2006          26,480
        175,260  LIBERTY LIGHT US CAPITAL SERIES MTN                                  4.81       05/26/2006         175,270
         14,021  LINKS FINANCE LLC SERIES MTN1                                        4.68       09/12/2006          14,021
        105,156  LIQUID FUNDING LIMITED                                               4.61       12/01/2006         105,156
        161,239  LIQUID FUNDING LIMITED                                               4.71       08/14/2006         161,239
         42,062  LIQUID FUNDING LIMITED                                               4.94       04/24/2006          42,064
         42,062  LIQUID FUNDING LIMITED SERIES MTN                                    4.83       02/20/2007          42,060
         70,104  MBIA GLOBAL FUNDING LLC                                              4.78       02/20/2007          70,100

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DISCOVERY FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
$       352,272  MERRILL LYNCH & COMPANY SERIES MTN                                   4.80%      10/27/2006   $     352,536
        210,312  MORGAN STANLEY                                                       4.94       10/10/2006         210,312
         32,423  MORGAN STANLEY SERIES EXL                                            4.78       08/13/2010          32,432
        120,712  MORTGAGE INTEREST NET TRUST                                          4.68       04/03/2006         120,712
        158,435  MORTGAGE INTEREST NET TRUST                                          4.78       05/03/2006         157,806
          7,010  NATIONWIDE BUILDING SOC                                              4.74       07/21/2006           7,014
        154,600  NEWPORT FUNDING CORPORATION                                          4.92       04/03/2006         154,600
        245,364  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.68       04/04/2006         245,332
        212,268  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            4.78       04/03/2006         212,268
         31,252  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.93       06/26/2006          30,898
         13,320  NORDEA NORTH AMERICA INCORPORATED                                    4.89       05/15/2006          13,245
        369,798  NORTHERN ROCK PLC                                                    4.63       04/21/2006         369,746
        350,520  NORTHERN ROCK PLC                                                    4.66       02/05/2007         350,523
         27,712  NORTHERN ROCK PLC                                                    4.69       04/24/2006          27,635
         28,357  RACERS TRUST 2004-6-MM                                               4.79       05/22/2006          28,361
          7,010  SCALDIS CAPITAL LIMITED                                              4.93       06/15/2006           6,941
         28,042  TANGO FINANCE CORPORATION                                            4.95       06/21/2006          27,743
         81,061  TANGO FINANCE CORPORATION SERIES MTN                                 4.87       10/25/2006          81,088
         40,527  TRAVELERS INSURANCE COMPANY                                          4.77       02/09/2007          40,526
        175,260  UNICREDITO ITALIANO SERIES LIB                                       4.70       03/09/2007         175,249
        175,260  UNICREDITO ITALIANO SERIES YCD                                       4.47       04/03/2006         175,260
        266,395  US BANK NA SERIES BKNT                                               4.66       07/28/2006         266,403
         70,104  WHISTLEJACKET CAPITAL LIMITED                                        4.65       06/09/2006          70,104
          7,010  WHITE PINE FINANCE LLC                                               4.64       04/18/2006           6,996
        175,260  WHITE PINE FINANCE LLC                                               4.70       07/17/2006         175,260
         35,052  WHITE PINE FINANCE LLC                                               4.82       05/05/2006          34,903
         28,616  WHITE PINE FINANCE LLC                                               4.84       05/25/2006          28,417
         21,536  WHITE PINE FINANCE LLC                                               4.93       06/20/2006          21,309
        184,997  WHITE PINE FINANCE LLC                                               4.93       06/22/2006         182,999
        168,249  WHITE PINE FINANCE LLC SERIES MTN1                                   4.81       06/12/2006         168,265

                                                                                                                 17,416,961
                                                                                                              -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $17,427,542)                                                       17,427,542
                                                                                                              -------------
SHARES

SHORT-TERM INVESTMENTS - 2.00%
    5,313,107  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                         5,313,107

TOTAL SHORT-TERM INVESTMENTS (COST $5,313,107)                                                                    5,313,107
                                                                                                              -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $239,576,820)*                                                 105.93%                                  $ 281,766,133
                                                                    -------                                   -------------

OTHER ASSETS AND LIABILITIES, NET                                     (5.93)                                    (15,784,218)
                                                                    -------                                   -------------

TOTAL NET ASSETS                                                     100.00%                                  $ 265,981,915
                                                                    -------                                   -------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,313,107.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


5

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                       VALUE
COMMON STOCKS - 98.48%

BUSINESS SERVICES - 1.90%
         77,900  MICROSOFT CORPORATION                                            $  2,119,659
                                                                                  ------------

CHEMICALS & ALLIED PRODUCTS - 12.34%
         58,650  ABBOTT LABORATORIES                                                 2,490,866
         17,060  AIR PRODUCTS & CHEMICALS INCORPORATED                               1,146,261
         21,300  COLGATE-PALMOLIVE COMPANY                                           1,216,230
         62,900  E.I. DU PONT DE NEMOURS & COMPANY                                   2,655,009
         78,855  PFIZER INCORPORATED                                                 1,965,067
         39,190  PROCTER & GAMBLE COMPANY                                            2,258,128
         21,789  ROHM & HAAS COMPANY                                                 1,064,828
         20,100  WYETH                                                                 975,252

                                                                                    13,771,641
                                                                                  ------------

COMMUNICATIONS - 3.68%
         11,100  ALLTEL CORPORATION                                                    718,725
         47,545  AT&T INCORPORATED<<                                                 1,285,617
         61,649  VERIZON COMMUNICATIONS INCORPORATED                                 2,099,765

                                                                                     4,104,107
                                                                                  ------------

DEPOSITORY INSTITUTIONS - 14.40%
         57,555  BANK OF AMERICA CORPORATION                                         2,621,055
         93,740  CITIGROUP INCORPORATED                                              4,428,277
         25,800  FIFTH THIRD BANCORP                                                 1,015,488
         56,870  JP MORGAN CHASE & COMPANY                                           2,368,067
         38,900  NORTH FORK BANCORPORATION INCORPORATED                              1,121,487
         69,700  US BANCORP                                                          2,125,850
         42,600  WACHOVIA CORPORATION                                                2,387,730

                                                                                    16,067,954
                                                                                  ------------

EATING & DRINKING PLACES - 1.79%
         58,050  MCDONALD'S CORPORATION                                              1,994,598
                                                                                  ------------

ELECTRIC, GAS & SANITARY SERVICES - 6.58%
         17,820  DOMINION RESOURCES INCORPORATED                                     1,230,115
         19,822  FIRSTENERGY CORPORATION                                               969,296
         31,550  FPL GROUP INCORPORATED                                              1,266,417
         16,800  KINDER MORGAN INCORPORATED                                          1,545,432
         26,900  MDU RESOURCES GROUP INCORPORATED                                      899,805
         22,380  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                        1,433,215

                                                                                     7,344,280
                                                                                  ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT - 10.50%
         31,075  CISCO SYSTEMS INCORPORATED+                                           673,395
         29,145  EMERSON ELECTRIC COMPANY                                            2,437,396
        114,230  GENERAL ELECTRIC COMPANY                                            3,972,920
         83,565  INTEL CORPORATION                                                   1,616,983
         73,475  MOTOROLA INCORPORATED                                               1,683,312
         64,250  NOKIA OYJ ADR                                                       1,331,260

                                                                                    11,715,266
                                                                                  ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.02%
         22,300  QUEST DIAGNOSTICS INCORPORATED                                      1,143,990
                                                                                  ------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2006 (UNAUDITED)            WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                       VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.70%
         37,345  FORTUNE BRANDS INCORPORATED                                      $  3,011,127
                                                                                  ------------

FOOD & KINDRED PRODUCTS - 2.50%
         48,365  PEPSICO INCORPORATED                                                2,795,013
                                                                                  ------------

GENERAL MERCHANDISE STORES - 2.87%
          8,533  FEDERATED DEPARTMENT STORES INCORPORATED                              622,909
         49,640  TARGET CORPORATION                                                  2,581,776

                                                                                     3,204,685
                                                                                  ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.75%
         36,459  3M COMPANY                                                          2,759,582
         52,815  HEWLETT-PACKARD COMPANY                                             1,737,613
         23,260  INTERNATIONAL BUSINESS MACHINES CORPORATION                         1,918,252

                                                                                     6,415,447
                                                                                  ------------

INSURANCE CARRIERS - 7.16%
         26,650  ALLSTATE CORPORATION                                                1,388,732
         34,338  AMERICAN INTERNATIONAL GROUP INCORPORATED                           2,269,398
         30,580  METLIFE INCORPORATED                                                1,479,155
         68,450  ST. PAUL TRAVELERS COMPANIES INCORPORATED                           2,860,525

                                                                                     7,997,810
                                                                                  ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.28%
         23,050  BAXTER INTERNATIONAL INCORPORATED                                     894,570
         18,215  BECTON DICKINSON & COMPANY                                          1,121,680
         14,765  BIOMET INCORPORATED                                                   524,453

                                                                                     2,540,703
                                                                                  ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.73%
          1,763  ACCO BRANDS CORPORATION+<<                                             39,139
         31,995  JOHNSON & JOHNSON                                                   1,894,744

                                                                                     1,933,883
                                                                                  ------------

MOTION PICTURES - 2.03%
         65,600  TIME WARNER INCORPORATED                                            1,101,424
         41,900  WALT DISNEY COMPANY                                                 1,168,591

                                                                                     2,270,015
                                                                                  ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.04%
         43,270  AMERICAN EXPRESS COMPANY                                            2,273,839
                                                                                  ------------

OIL & GAS EXTRACTION - 1.28%
         25,800  TIDEWATER INCORPORATED<<                                            1,424,934
                                                                                  ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 9.27%
         22,309  BP PLC ADR                                                          1,537,982
         42,925  CHEVRONTEXACO CORPORATION                                           2,488,362
         36,950  CONOCOPHILLIPS                                                      2,333,393
         57,314  EXXON MOBIL CORPORATION                                             3,488,130
          8,100  ROYAL DUTCH SHELL PLC ADR CLASS A<<                                   504,306

                                                                                    10,352,173
                                                                                  ------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
 SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.02%
           3,534  AMERIPRISE FINANCIAL INCORPORATED                                                            $    159,242
          51,135  MORGAN STANLEY                                                                                  3,212,301

                                                                                                                  3,371,543
                                                                                                               ------------

 TOBACCO PRODUCTS - 1.58%
          24,870  ALTRIA GROUP INCORPORATED                                                                       1,762,288
                                                                                                               ------------

 TRANSPORTATION EQUIPMENT - 1.50%
          39,158  HONEYWELL INTERNATIONAL INCORPORATED                                                            1,674,788
                                                                                                               ------------

 WHOLESALE TRADE NON-DURABLE GOODS - 0.56%
          19,440  SYSCO CORPORATION                                                                                 623,052
                                                                                                               ------------

 TOTAL COMMON STOCKS (COST $93,196,082)                                                                         109,912,795
                                                                                                               ------------

 COLLATERAL FOR SECURITIES LENDING - 2.91%

 COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.00%
           1,121  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                              1,121
             849  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       849

                                                                                                                      1,970
                                                                                                               ------------


PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 2.91%

$        11,747  AMERICAN GENERAL FINANCE CORPORATION                                 4.78%      04/13/2007         11,751
          4,891  APRECO LLC                                                           4.62       05/15/2006          4,863
         10,704  APRECO LLC                                                           4.94       06/15/2006         10,598
          6,526  ASPEN FUNDING CORPORATION                                            4.92       04/03/2006          6,526
         65,259  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN                         4.62       11/03/2006         65,259
         15,662  ATLAS CAPITAL FUNDING LIMITED                                        4.62       05/15/2006         15,575
          7,347  ATLAS CAPITAL FUNDING LIMITED                                        4.80       04/17/2006          7,333
         32,630  ATLAS CAPITAL FUNDING LIMITED                                        4.80       10/20/2006         32,630
         32,630  ATLAS CAPITAL FUNDING LIMITED                                        4.80       12/22/2006         32,630
          5,221  ATOMIUM FUNDING CORPORATION                                          4.53       04/12/2006          5,214
          4,528  BETA FINANCE INCORPORATED SERIES MTN                                 4.88       06/02/2006          4,528
        649,980  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $650,247)           4.93       04/03/2006        649,980
         19,374  BUCKINGHAM CDO LLC++                                                 4.60       04/06/2006         19,366
         63,518  BUCKINGHAM CDO LLC                                                   4.82       04/21/2006         63,367
         32,630  BUCKINGHAM CDO LLC                                                   4.82       04/25/2006         32,535
         33,935  BUCKINGHAM II CDO LLC++                                              4.83       04/25/2006         33,836
        130,518  BUCKINGHAM II CDO LLC                                                4.83       04/26/2006        130,121
         39,155  CAIRN HIGH GRADE FUNDING I                                           4.59       04/06/2006         39,140
          3,132  CAIRN HIGH GRADE FUNDING I                                           4.71       04/26/2006          3,123
         16,967  CAIRN HIGH GRADE FUNDING I                                           4.77       05/10/2006         16,884
         54,818  CAIRN HIGH GRADE FUNDING I                                           4.83       04/27/2006         54,644
         32,630  CAIRN HIGH GRADE FUNDING I++                                         4.83       05/02/2006         32,505
         18,011  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.69       05/08/2006         17,928
          5,804  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.70       05/10/2006          5,776
         26,104  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.72       05/12/2006         25,968
         65,631  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.78       04/05/2006         65,614
         13,052  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.90       06/07/2006         12,937
         34,737  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.92       06/12/2006         34,409
         71,785  CONCORD MINUTEMEN CAPITAL COMPANY                                    4.72       04/12/2006         71,785
         13,052  CONCORD MINUTEMEN CAPITAL COMPANY                                    4.75       04/18/2007         13,052
         45,942  CONSOLIDATED EDISON INCORPORATED                                     4.90       04/03/2006         45,942
          3,263  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.81       04/13/2006          3,259
         40,461  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1                      4.92       05/04/2006         40,440
         32,630  CULLINAN FINANCE CORPORATION                                         4.71       11/15/2006         32,628
         26,104  DEER VALLEY FUNDING LLC++                                            4.51       04/10/2006         26,079

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2006 (UNAUDITED)            WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

EQUITY INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE     VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$        16,967  DEER VALLEY FUNDING LLC                                              4.80%      05/03/2006   $     16,900
         33,354  DEER VALLEY FUNDING LLC                                              4.81       04/17/2006         33,292
         79,521  DEER VALLEY FUNDING LLC                                              4.83       04/19/2006         79,352
         65,259  DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE $65,285)          4.84       04/03/2006         65,259
          3,916  EIFFEL FUNDING LLC                                                   4.78       04/17/2006          3,908
         62,504  EIFFEL FUNDING LLC                                                   4.91       04/03/2006         62,504
         47,014  EUREKA SECURITIZATION INCORPORATED                                   4.88       05/16/2006         46,745
          1,075  GALLEON CAPITAL LLC                                                  4.65       04/03/2006          1,075
          1,958  GEMINI SECURITIZATION INCORPORATED                                   4.90       05/24/2006          1,944
         31,324  GOLDMAN SACHS GROUP INCORPORATED                                     4.97       06/30/2006         31,324
         93,516  HARRIER FINANCE FUNDING LLC                                          4.62       04/03/2006         93,516
         20,883  ING USA ANNUITY & LIFE INSURANCE                                     5.03       06/06/2006         20,883
        262,093  JPM CHASE SECURITY CORPORATION REPURCHASE AGREEMENT (MATURITY
                 VALUE $262,201)                                                      4.93       04/03/2006        262,093
          1,697  K2 USA LLC                                                           4.63       05/02/2006          1,690
          6,036  K2 USA LLC SERIES MTN                                                4.87       07/24/2006          6,038
         19,578  KAUPTHING BANK HF++                                                  4.84       03/20/2007         19,574
          2,610  KLIO II FUNDING CORPORATION                                          4.58       04/05/2006          2,610
          3,145  KLIO III FUNDING CORPORATION                                         4.69       04/19/2006          3,139
          1,305  LEXINGTON PARKER CAPITAL CORPORATION                                 4.62       05/02/2006          1,300
          4,954  LEXINGTON PARKER CAPITAL CORPORATION                                 4.69       05/10/2006          4,930
         32,630  LIBERTY LIGHT US CAPITAL SERIES MTN                                  4.81       05/26/2006         32,631
          2,610  LINKS FINANCE LLC SERIES MTN1                                        4.68       09/12/2006          2,610
         19,578  LIQUID FUNDING LIMITED                                               4.61       12/01/2006         19,578
         30,019  LIQUID FUNDING LIMITED                                               4.71       08/14/2006         30,019
          7,831  LIQUID FUNDING LIMITED                                               4.94       04/24/2006          7,831
          7,831  LIQUID FUNDING LIMITED SERIES MTN                                    4.83       02/20/2007          7,831
         13,052  MBIA GLOBAL FUNDING LLC                                              4.78       02/20/2007         13,051
         65,585  MERRILL LYNCH & COMPANY SERIES MTN                                   4.80       10/27/2006         65,635
         39,155  MORGAN STANLEY                                                       4.94       10/10/2006         39,155
          6,036  MORGAN STANLEY SERIES EXL                                            4.78       08/13/2010          6,038
         22,474  MORTGAGE INTEREST NET TRUST                                          4.68       04/03/2006         22,474
         29,497  MORTGAGE INTEREST NET TRUST                                          4.78       05/03/2006         29,380
          1,305  NATIONWIDE BUILDING SOC                                              4.74       07/21/2006          1,306
         28,783  NEWPORT FUNDING CORPORATION                                          4.92       04/03/2006         28,783
         45,681  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.68       04/04/2006         45,675
         39,520  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            4.78       04/03/2006         39,520
          5,819  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.93       06/26/2006          5,753
          2,480  NORDEA NORTH AMERICA INCORPORATED                                    4.89       05/15/2006          2,466
         68,848  NORTHERN ROCK PLC                                                    4.63       04/21/2006         68,839
         65,259  NORTHERN ROCK PLC                                                    4.66       02/05/2007         65,260
          5,159  NORTHERN ROCK PLC                                                    4.69       04/24/2006          5,145
          5,279  RACERS TRUST 2004-6-MM                                               4.79       05/22/2006          5,280
          1,305  SCALDIS CAPITAL LIMITED                                              4.93       06/15/2006          1,292
          5,221  TANGO FINANCE CORPORATION                                            4.95       06/21/2006          5,165
         15,092  TANGO FINANCE CORPORATION SERIES MTN                                 4.87       10/25/2006         15,097
          7,545  TRAVELERS INSURANCE COMPANY                                          4.77       02/09/2007          7,545
         32,630  UNICREDITO ITALIANO SERIES LIB                                       4.70       03/09/2007         32,628
         32,630  UNICREDITO ITALIANO SERIES YCD                                       4.47       04/03/2006         32,630
         49,597  US BANK NA SERIES BKNT                                               4.66       07/28/2006         49,598
         13,052  WHISTLEJACKET CAPITAL LIMITED                                        4.65       06/09/2006         13,052
          1,305  WHITE PINE FINANCE LLC                                               4.64       04/18/2006          1,303
         32,630  WHITE PINE FINANCE LLC                                               4.70       07/17/2006         32,630
          6,526  WHITE PINE FINANCE LLC                                               4.82       05/05/2006          6,498
          5,328  WHITE PINE FINANCE LLC                                               4.84       05/25/2006          5,291
          4,010  WHITE PINE FINANCE LLC                                               4.93       06/20/2006          3,967
         34,442  WHITE PINE FINANCE LLC                                               4.93       06/22/2006         34,070

                                                                                                                 3,242,654
                                                                                                              ------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        31,324  WHITE PINE FINANCE LLC SERIES MTN1                                   4.81%      06/12/2006   $     31,327

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,244,625)                                                        3,244,624
                                                                                                              ------------
SHARES

SHORT-TERM INVESTMENTS - 1.40%
    1,565,528  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                        1,565,528

TOTAL SHORT-TERM INVESTMENTS (COST $1,565,528)                                                                   1,565,528
                                                                                                              ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $98,006,235) *                                              102.79%                                     $114,722,947
                                                                 -------                                      ------------

OTHER ASSETS AND LIABILITIES, NET                                  (2.79)                                       (3,108,537
                                                                 -------                                      ------------

TOTAL NET ASSETS                                                  100.00%                                     $111,614,410
                                                                 -------                                      ------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,565,528.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

5

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                      VALUE
COMMON STOCKS - 95.86%

AUSTRALIA - 3.42%
         17,000  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                           $  282,230
         24,447  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)        302,778
          7,459  RIO TINTO LIMITED (METAL MINING)                                                    421,052
         30,000  WESTFIELD GROUP (PROPERTIES)                                                        367,257
          2,880  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                    93,770

                                                                                                   1,467,087
                                                                                                  ----------

BELGIUM - 1.05%
         12,600  FORTIS (DEPOSITORY INSTITUTIONS)                                                    450,142
                                                                                                  ----------

CHINA - 0.51%
        250,000  YANZHOU COAL MINING COMPANY LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)      217,485
                                                                                                  ----------

DENMARK - 0.73%
          8,500  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                           315,413
                                                                                                  ----------

FRANCE - 14.04%
         27,900  ALCATEL SA (COMMUNICATIONS)                                                         431,764
          4,900  ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+               410,917
         18,300  AXA SA (INSURANCE CARRIERS)                                                         642,245
          8,600  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                              457,003
          8,166  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+             444,925
          6,300  CARREFOUR SA (FOOD STORES)+                                                         335,163
          3,800  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                 430,573
          7,700  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                     732,507
         12,000  SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)            472,915
          4,017  TECHNIP SA (OIL & GAS EXTRACTION)                                                   271,879
            700  TOTAL SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                  184,675
          6,000  TOTAL SA ADR (OIL & GAS EXTRACTION)<<                                               790,380
         12,400  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                               425,866

                                                                                                   6,030,812
                                                                                                  ----------

GERMANY - 6.87%
          2,600  ALLIANZ AG (INSURANCE CARRIERS)+                                                    434,121
          4,400  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)        242,347
          1,902  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                          179,994
          6,186  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)+                                           246,487
          5,500  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                         605,268
          3,100  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                         370,416
         10,200  METRO AG (FOOD STORES)                                                              522,991
          1,600  SAP AG (BUSINESS SERVICES)                                                          347,095

                                                                                                   2,948,719
                                                                                                  ----------

GREECE - 0.89%
         10,405  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                             384,334
                                                                                                  ----------

HONG KONG - 4.27%
         37,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                          392,214
         56,500  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                   296,730
        352,000  CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                    204,146
        553,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                    247,666
         41,560  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                       422,073
         48,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                     272,195

                                                                                                   1,835,024
                                                                                                  ----------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2006 (UNAUDITED)            WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                    VALUE
HUNGARY - 0.30%
          1,855  OTP BANK GDR (DEPOSITORY INSTITUTIONS)                                                         $  128,923
                                                                                                                ----------

ITALY - 3.29%
         24,407  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                 694,486
         99,100  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                 716,367

                                                                                                                 1,410,853
                                                                                                                ----------

JAPAN - 22.98%
         43,700  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                     1,060,013
          5,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                 BUILDERS)                                                                                          86,661
         33,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                  395,608
         16,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                     421,410
          1,320  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                        343,178
             36  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                 712,659
         40,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                    544,095
          6,300  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                        426,602
         26,000  NIKKO CORDIAL CORPORATION (FINANCIAL)                                                             430,756
         61,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                     478,360
         29,400  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)        655,692
            254  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                          375,497
         16,400  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                        470,960
         11,000  SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                        562,617
         44,000  SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)            656,449
         25,000  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                        442,863
         99,000  SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                    693,084
         96,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                              1,110,892

                                                                                                                 9,867,396
                                                                                                                ----------

NETHERLANDS - 4.59%
          5,204  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                       276,162
         24,000  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                490,075
         17,600  ING GROEP NV (FINANCIAL SERVICES)                                                                 695,315
         20,400  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                      508,776

                                                                                                                 1,970,328
                                                                                                                ----------

NORWAY - 1.54%
            518  ORKLA ASA (FOOD & KINDRED PRODUCTS)                                                                25,688
         22,000  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                             634,461

                                                                                                                   660,149
                                                                                                                ----------

RUSSIA - 1.66%
          5,200  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                 432,640
          8,500  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                           281,350

                                                                                                                   713,990
                                                                                                                ----------

SINGAPORE - 0.58%
         26,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                            251,013
                                                                                                                ----------

SOUTH KOREA - 0.47%
            390  SAMSUNG ELECTRONICS COMPANY LIMITED - PREFERRED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                            199,696
                                                                                                                ----------

SPAIN - 1.51%
         20,000  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                      417,363

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
SPAIN (continued)
         11,418  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    $   232,185

                                                                                                                   649,548
                                                                                                               -----------

SWEDEN - 1.04%
         23,300  SECURITAS AB (BUSINESS SERVICES)                                                                  448,739
                                                                                                               -----------

SWITZERLAND - 6.74%
         17,000  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                         945,423
          5,800  ROCHE HOLDING AG (HEALTH SERVICES)+                                                               863,560
          5,400  UBS AG (FINANCIAL SERVICES)                                                                       593,165
          2,089  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)+                                                490,742

                                                                                                                 2,892,890
                                                                                                               -----------

THAILAND - 1.42%
        140,000  ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (COMMUNICATIONS)         329,518
         99,600  BANGKOK BANK PUBLIC COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                     279,264

                                                                                                                   608,782
                                                                                                               -----------

UNITED KINGDOM - 17.96%
          4,129  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                     208,039
         52,043  AVIVA PLC (INSURANCE CARRIERS)                                                                    722,907
         49,000  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                           358,197
         37,100  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                            434,124
         21,290  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               325,877
         49,600  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                               1,296,940
         40,600  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                       680,699
        195,000  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                    481,088
         73,382  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                        583,925
      3,947,952  ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                  6,996
         26,300  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                              821,575
         50,000  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                451,726
         17,200  STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                  427,931
        436,000  VODAFONE GROUP PLC (COMMUNICATIONS)                                                               912,799

                                                                                                                 7,712,823
                                                                                                               -----------

TOTAL COMMON STOCKS (COST $33,515,575)                                                                          41,164,146
                                                                                                               -----------

COLLATERAL FOR SECURITIES LENDING - 1.90%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.00%
            282  SCUDDER DAILY ASSETS MONEY MARKET FUND (COLLATERAL INVESTED IN MONEY MARKET FUNDS)                    282
            214  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND (COLLATERAL INVESTED IN MONEY MARKET FUNDS)           213

                                                                                                                       495
                                                                                                               -----------


PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 1.90%
$         2,955  AMERICAN GENERAL FINANCE CORPORATION                                 4.78%      04/13/2007           2,956
          1,230  APRECO LLC                                                           4.62       05/15/2006           1,223
          2,692  APRECO LLC                                                           4.94       06/15/2006           2,666
          1,641  ASPEN FUNDING CORPORATION                                            4.92       04/03/2006           1,641
         16,414  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN                         4.62       11/03/2006          16,414

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2006 (UNAUDITED)            WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         3,939  ATLAS CAPITAL FUNDING LIMITED                                        4.62%      05/15/2006   $       3,917
          1,848  ATLAS CAPITAL FUNDING LIMITED                                        4.80       04/17/2006           1,844
          8,207  ATLAS CAPITAL FUNDING LIMITED                                        4.80       10/20/2006           8,207
          8,207  ATLAS CAPITAL FUNDING LIMITED                                        4.80       12/22/2006           8,207
          1,313  ATOMIUM FUNDING CORPORATION                                          4.53       04/12/2006           1,312
          1,139  BETA FINANCE INCORPORATED SERIES MTN                                 4.88       06/02/2006           1,139
        163,484  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $163,551)           4.93       04/03/2006         163,484
          4,873  BUCKINGHAM CDO LLC++                                                 4.60       04/06/2006           4,871
         15,976  BUCKINGHAM CDO LLC                                                   4.82       04/21/2006          15,938
          8,207  BUCKINGHAM CDO LLC                                                   4.82       04/25/2006           8,183
          8,535  BUCKINGHAM II CDO LLC++                                              4.83       04/25/2006           8,510
         32,828  BUCKINGHAM II CDO LLC                                                4.83       04/26/2006          32,728
          9,848  CAIRN HIGH GRADE FUNDING I                                           4.59       04/06/2006           9,845
            788  CAIRN HIGH GRADE FUNDING I                                           4.71       04/26/2006             785
          4,268  CAIRN HIGH GRADE FUNDING I                                           4.77       05/10/2006           4,247
         13,788  CAIRN HIGH GRADE FUNDING I                                           4.83       04/27/2006          13,744
          8,207  CAIRN HIGH GRADE FUNDING I++                                         4.83       05/02/2006           8,176
          4,530  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.69       05/08/2006           4,509
          1,460  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.70       05/10/2006           1,453
          6,566  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.72       05/12/2006           6,532
         16,508  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.78       04/05/2006          16,503
          3,283  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.90       06/07/2006           3,254
          8,737  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.92       06/12/2006           8,655
         18,055  CONCORD MINUTEMEN CAPITAL COMPANY                                    4.72       04/12/2006          18,055
          3,283  CONCORD MINUTEMEN CAPITAL COMPANY                                    4.75       04/18/2007           3,283
         11,556  CONSOLIDATED EDISON INCORPORATED                                     4.90       04/03/2006          11,556
            821  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.81       04/13/2006             820
         10,177  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1                      4.92       05/04/2006          10,172
          8,207  CULLINAN FINANCE CORPORATION                                         4.71       11/15/2006           8,207
          6,566  DEER VALLEY FUNDING LLC++                                            4.51       04/10/2006           6,560
          4,268  DEER VALLEY FUNDING LLC                                              4.80       05/03/2006           4,251
          8,389  DEER VALLEY FUNDING LLC                                              4.81       04/17/2006           8,374
         20,001  DEER VALLEY FUNDING LLC                                              4.83       04/19/2006          19,959
         16,414  DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE $16,421)          4.84       04/03/2006          16,414
            985  EIFFEL FUNDING LLC                                                   4.78       04/17/2006             983
         15,721  EIFFEL FUNDING LLC                                                   4.91       04/03/2006          15,721
         11,825  EUREKA SECURITIZATION INCORPORATED                                   4.88       05/16/2006          11,757
            270  GALLEON CAPITAL LLC                                                  4.65       04/03/2006             270
            492  GEMINI SECURITIZATION INCORPORATED                                   4.90       05/24/2006             489
          7,879  GOLDMAN SACHS GROUP INCORPORATED                                     4.97       06/30/2006           7,879
         23,521  HARRIER FINANCE FUNDING LLC                                          4.62       04/03/2006          23,521
          5,253  ING USA ANNUITY & LIFE INSURANCE                                     5.03       06/06/2006           5,253
         65,922  JPM CHASE SECURITY CORPORATION REPURCHASE AGREEMENT (MATURITY
                 VALUE $65,949)                                                       4.93       04/03/2006          65,922
            427  K2 USA LLC                                                           4.63       05/02/2006             425
          1,518  K2 USA LLC SERIES MTN                                                4.87       07/24/2006           1,519
          4,924  KAUPTHING BANK HF++                                                  4.84       03/20/2007           4,923
            657  KLIO II FUNDING CORPORATION                                          4.58       04/05/2006             656
            791  KLIO III FUNDING CORPORATION                                         4.69       04/19/2006             789
            328  LEXINGTON PARKER CAPITAL CORPORATION                                 4.62       05/02/2006             327
          1,246  LEXINGTON PARKER CAPITAL CORPORATION                                 4.69       05/10/2006           1,240
          8,207  LIBERTY LIGHT US CAPITAL SERIES MTN                                  4.81       05/26/2006           8,208
            657  LINKS FINANCE LLC SERIES MTN1                                        4.68       09/12/2006             657
          4,924  LIQUID FUNDING LIMITED                                               4.61       12/01/2006           4,924
          7,550  LIQUID FUNDING LIMITED                                               4.71       08/14/2006           7,550
          1,970  LIQUID FUNDING LIMITED                                               4.94       04/24/2006           1,970
          1,970  LIQUID FUNDING LIMITED SERIES MTN                                    4.83       02/20/2007           1,970
          3,283  MBIA GLOBAL FUNDING LLC                                              4.78       02/20/2007           3,283
         16,496  MERRILL LYNCH & COMPANY SERIES MTN                                   4.80       10/27/2006          16,509
          9,848  MORGAN STANLEY                                                       4.94       10/10/2006           9,848
          1,518  MORGAN STANLEY SERIES EXL                                            4.78       08/13/2010           1,519
          5,653  MORTGAGE INTEREST NET TRUST                                          4.68       04/03/2006           5,653

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         7,419  MORTGAGE INTEREST NET TRUST                                          4.78%      05/03/2006   $       7,390
            328  NATIONWIDE BUILDING SOC                                              4.74       07/21/2006             328
          7,240  NEWPORT FUNDING CORPORATION                                          4.92       04/03/2006           7,240
         11,490  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.68       04/04/2006          11,488
          9,940  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            4.78       04/03/2006           9,940
          1,463  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.93       06/26/2006           1,447
            624  NORDEA NORTH AMERICA INCORPORATED                                    4.89       05/15/2006             620
         17,317  NORTHERN ROCK PLC                                                    4.63       04/21/2006          17,314
         16,414  NORTHERN ROCK PLC                                                    4.66       02/05/2007          16,414
          1,298  NORTHERN ROCK PLC                                                    4.69       04/24/2006           1,294
          1,328  RACERS TRUST 2004-6-MM                                               4.79       05/22/2006           1,328
            328  SCALDIS CAPITAL LIMITED                                              4.93       06/15/2006             325
          1,313  TANGO FINANCE CORPORATION                                            4.95       06/21/2006           1,299
          3,796  TANGO FINANCE CORPORATION SERIES MTN                                 4.87       10/25/2006           3,797
          1,898  TRAVELERS INSURANCE COMPANY                                          4.77       02/09/2007           1,898
          8,207  UNICREDITO ITALIANO SERIES LIB                                       4.70       03/09/2007           8,207
          8,207  UNICREDITO ITALIANO SERIES YCD                                       4.47       04/03/2006           8,207
         12,475  US BANK NA SERIES BKNT                                               4.66       07/28/2006          12,475
          3,283  WHISTLEJACKET CAPITAL LIMITED                                        4.65       06/09/2006           3,283
            328  WHITE PINE FINANCE LLC                                               4.64       04/18/2006             328
          8,207  WHITE PINE FINANCE LLC                                               4.70       07/17/2006           8,207
          1,641  WHITE PINE FINANCE LLC                                               4.82       05/05/2006           1,634
          1,340  WHITE PINE FINANCE LLC                                               4.84       05/25/2006           1,331
          1,008  WHITE PINE FINANCE LLC                                               4.93       06/20/2006             998
          8,663  WHITE PINE FINANCE LLC                                               4.93       06/22/2006           8,569
          7,879  WHITE PINE FINANCE LLC SERIES MTN1                                   4.81       06/12/2006           7,879

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $816,098)                                                             816,094
                                                                                                              -------------


SHARES                                                                                                             VALUE
SHORT-TERM INVESTMENTS - 2.33%
      999,308  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                            999,308

TOTAL SHORT-TERM INVESTMENTS (COST $999,308)                                                                        999,308
                                                                                                              -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $35,330,980)*                                               100.09%                                     $  42,979,548
                                                                 -------                                      -------------

OTHER ASSETS AND LIABILITIES, NET                                  (0.09)                                           (38,592)
                                                                 -------                                      -------------

TOTAL NET ASSETS                                                  100.00%                                     $  42,940,956
                                                                 -------                                      -------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $999,308.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

5

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                       VALUE
COMMON STOCKS - 98.45%

APPAREL & ACCESSORY STORES - 6.84%
         54,000  GAP INCORPORATED                                                 $  1,008,720
         29,400  ROSS STORES INCORPORATED                                              858,186

                                                                                     1,866,906
                                                                                  ------------

BUSINESS SERVICES - 8.19%
          8,600  FIRST DATA CORPORATION                                                402,652
         75,000  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                        717,000
         40,996  MICROSOFT CORPORATION                                               1,115,501

                                                                                     2,235,153
                                                                                  ------------

CHEMICALS & ALLIED PRODUCTS - 10.20%
         22,300  MEDIMMUNE INCORPORATED+                                               815,734
         39,500  PFIZER INCORPORATED                                                   984,340
         20,300  WYETH                                                                 984,956

                                                                                     2,785,030
                                                                                  ------------

COMMUNICATIONS - 3.62%
         37,800  COMCAST CORPORATION CLASS A+                                          987,336
                                                                                  ------------

DEPOSITORY INSTITUTIONS - 14.15%
         23,000  BANK OF AMERICA CORPORATION                                         1,047,420
         24,900  BANK OF NEW YORK COMPANY INCORPORATED                                 897,396
         23,000  CITIGROUP INCORPORATED                                              1,086,520
         20,000  JP MORGAN CHASE & COMPANY                                             832,800

                                                                                     3,864,136
                                                                                  ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT - 18.28%
         39,000  AMERICAN POWER CONVERSION CORPORATION                                 901,290
         13,000  CISCO SYSTEMS INCORPORATED+                                           281,710
         30,000  GENERAL ELECTRIC COMPANY                                            1,043,400
         42,000  INTEL CORPORATION                                                     812,700
         38,000  NOVELLUS SYSTEMS INCORPORATED+                                        912,000
         73,000  VISHAY INTERTECHNOLOGY INCORPORATED+                                1,039,520

                                                                                     4,990,620
                                                                                  ------------

GENERAL MERCHANDISE STORES - 3.97%
         22,970  WAL-MART STORES INCORPORATED                                        1,085,103
                                                                                  ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.26%
         84,000  SYMBOL TECHNOLOGIES INCORPORATED                                      888,720
                                                                                  ------------

INSURANCE AGENTS, BROKERS & SERVICE - 3.30%
         30,700  MARSH & MCLENNAN COMPANIES INCORPORATED                               901,352
                                                                                  ------------

INSURANCE CARRIERS - 3.75%
         15,500  AMERICAN INTERNATIONAL GROUP INCORPORATED                           1,024,395
                                                                                  ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.74%
         32,500  BOSTON SCIENTIFIC CORPORATION+<<                                      749,125
                                                                                  ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.15%
         32,000  TYCO INTERNATIONAL LIMITED                                            860,160
                                                                                  ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
 MOTION PICTURES - 4.96%
          59,000  TIME WARNER INCORPORATED                                                                     $    990,610
          13,000  WALT DISNEY COMPANY                                                                               362,570

                                                                                                                  1,353,180
                                                                                                               ------------

 NON-DEPOSITORY CREDIT INSTITUTIONS - 0.63%
           2,800  FREDDIE MAC                                                                                       170,800
                                                                                                               ------------

 OIL & GAS EXTRACTION - 2.83%
          14,000  TIDEWATER INCORPORATED                                                                            773,220
                                                                                                               ------------

 PETROLEUM REFINING & RELATED INDUSTRIES - 1.49%
           7,000  CHEVRONTEXACO CORPORATION                                                                         405,790
                                                                                                               ------------

 SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 7.09%
          10,600  MERRILL LYNCH & COMPANY INCORPORATED                                                              834,856
          17,500  MORGAN STANLEY                                                                                  1,099,350

                                                                                                                  1,934,206
                                                                                                               ------------

 TOTAL COMMON STOCKS (COST $27,217,270)                                                                          26,875,232
                                                                                                               ------------

 COLLATERAL FOR SECURITIES LENDING - 5.62%

 COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.00%
 $           530  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                530
             401  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       401

                                                                                                                        931
                                                                                                               ------------


PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 5.62%

          5,552  AMERICAN GENERAL FINANCE CORPORATION                                 4.78       04/13/2007          5,554
          2,312  APRECO LLC                                                           4.62       05/15/2006          2,299
          5,059  APRECO LLC                                                           4.94       06/15/2006          5,009
          3,084  ASPEN FUNDING CORPORATION                                            4.92       04/03/2006          3,084
         30,845  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN                         4.62       11/03/2006         30,845
          7,403  ATLAS CAPITAL FUNDING LIMITED                                        4.62       05/15/2006          7,361
          3,473  ATLAS CAPITAL FUNDING LIMITED                                        4.80       04/17/2006          3,466
         15,423  ATLAS CAPITAL FUNDING LIMITED                                        4.80       10/20/2006         15,423
         15,423  ATLAS CAPITAL FUNDING LIMITED                                        4.80       12/22/2006         15,423
          2,468  ATOMIUM FUNDING CORPORATION                                          4.53       04/12/2006          2,465
          2,140  BETA FINANCE INCORPORATED SERIES MTN                                 4.88       06/02/2006          2,140
        307,218  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $307,344)           4.93       04/03/2006        307,218
          9,157  BUCKINGHAM CDO LLC++                                                 4.60       04/06/2006          9,154
         30,022  BUCKINGHAM CDO LLC                                                   4.82       04/21/2006         29,951
         15,423  BUCKINGHAM CDO LLC                                                   4.82       04/25/2006         15,378
         16,040  BUCKINGHAM II CDO LLC++                                              4.83       04/25/2006         15,993
         61,690  BUCKINGHAM II CDO LLC                                                4.83       04/26/2006         61,503
         18,507  CAIRN HIGH GRADE FUNDING I                                           4.59       04/06/2006         18,500
          1,481  CAIRN HIGH GRADE FUNDING I                                           4.71       04/26/2006          1,476
          8,020  CAIRN HIGH GRADE FUNDING I                                           4.77       05/10/2006          7,980
         25,910  CAIRN HIGH GRADE FUNDING I                                           4.83       04/27/2006         25,828
         15,423  CAIRN HIGH GRADE FUNDING I++                                         4.83       05/02/2006         15,363
          8,513  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.69       05/08/2006          8,474
          2,743  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.70       05/10/2006          2,730
         12,338  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.72       05/12/2006         12,274
         31,021  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.78       04/05/2006         31,013
          6,169  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.90       06/07/2006          6,115
         16,419  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.92       06/12/2006         16,264
         33,930  CONCORD MINUTEMEN CAPITAL COMPANY                                    4.72       04/12/2006         33,930

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$         6,169  CONCORD MINUTEMEN CAPITAL COMPANY                                    4.75%      04/18/2007   $      6,169
         21,715  CONSOLIDATED EDISON INCORPORATED                                     4.90       04/03/2006         21,715
          1,542  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.81       04/13/2006          1,540
         19,124  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1                      4.92       05/04/2006         19,114
         15,423  CULLINAN FINANCE CORPORATION                                         4.71       11/15/2006         15,422
         12,338  DEER VALLEY FUNDING LLC++                                            4.51       04/10/2006         12,327
          8,020  DEER VALLEY FUNDING LLC                                              4.80       05/03/2006          7,988
         15,765  DEER VALLEY FUNDING LLC                                              4.81       04/17/2006         15,736
         37,586  DEER VALLEY FUNDING LLC                                              4.83       04/19/2006         37,506
         30,845  DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE $30,857)          4.84       04/03/2006         30,845
          1,851  EIFFEL FUNDING LLC                                                   4.78       04/17/2006          1,847
         29,543  EIFFEL FUNDING LLC                                                   4.91       04/03/2006         29,543
         22,222  EUREKA SECURITIZATION INCORPORATED                                   4.88       05/16/2006         22,094
            508  GALLEON CAPITAL LLC                                                  4.65       04/03/2006            508
            925  GEMINI SECURITIZATION INCORPORATED                                   4.90       05/24/2006            919
         14,806  GOLDMAN SACHS GROUP INCORPORATED                                     4.97       06/30/2006         14,806
         44,201  HARRIER FINANCE FUNDING LLC                                          4.62       04/03/2006         44,201
          9,870  ING USA ANNUITY & LIFE INSURANCE                                     5.03       06/06/2006          9,870
        123,880  JPM CHASE SECURITY CORPORATION REPURCHASE AGREEMENT (MATURITY
                 VALUE $123,931)                                                      4.93       04/03/2006        123,880
            802  K2 USA LLC                                                           4.63       05/02/2006            799
          2,853  K2 USA LLC SERIES MTN                                                4.87       07/24/2006          2,854
          9,254  KAUPTHING BANK HF++                                                  4.84       03/20/2007          9,252
          1,234  KLIO II FUNDING CORPORATION                                          4.58       04/05/2006          1,233
          1,487  KLIO III FUNDING CORPORATION                                         4.69       04/19/2006          1,484
            617  LEXINGTON PARKER CAPITAL CORPORATION                                 4.62       05/02/2006            614
          2,342  LEXINGTON PARKER CAPITAL CORPORATION                                 4.69       05/10/2006          2,330
         15,423  LIBERTY LIGHT US CAPITAL SERIES MTN                                  4.81       05/26/2006         15,423
          1,234  LINKS FINANCE LLC SERIES MTN1                                        4.68       09/12/2006          1,234
          9,254  LIQUID FUNDING LIMITED                                               4.61       12/01/2006          9,254
         14,189  LIQUID FUNDING LIMITED                                               4.71       08/14/2006         14,189
          3,701  LIQUID FUNDING LIMITED                                               4.94       04/24/2006          3,702
          3,701  LIQUID FUNDING LIMITED SERIES MTN                                    4.83       02/20/2007          3,701
          6,169  MBIA GLOBAL FUNDING LLC                                              4.78       02/20/2007          6,169
         30,999  MERRILL LYNCH & COMPANY SERIES MTN                                   4.80       10/27/2006         31,023
         18,507  MORGAN STANLEY                                                       4.94       10/10/2006         18,507
          2,853  MORGAN STANLEY SERIES EXL                                            4.78       08/13/2010          2,854
         10,622  MORTGAGE INTEREST NET TRUST                                          4.68       04/03/2006         10,622
         13,942  MORTGAGE INTEREST NET TRUST                                          4.78       05/03/2006         13,887
            617  NATIONWIDE BUILDING SOC                                              4.74       07/21/2006            617
         13,605  NEWPORT FUNDING CORPORATION                                          4.92       04/03/2006         13,605
         21,592  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.68       04/04/2006         21,589
         18,679  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            4.78       04/03/2006         18,679
          2,750  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.93       06/26/2006          2,719
          1,172  NORDEA NORTH AMERICA INCORPORATED                                    4.89       05/15/2006          1,166
         32,542  NORTHERN ROCK PLC                                                    4.63       04/21/2006         32,537
         30,845  NORTHERN ROCK PLC                                                    4.66       02/05/2007         30,845
          2,439  NORTHERN ROCK PLC                                                    4.69       04/24/2006          2,432
          2,495  RACERS TRUST 2004-6-MM                                               4.79       05/22/2006          2,496
            617  SCALDIS CAPITAL LIMITED                                              4.93       06/15/2006            611
          2,468  TANGO FINANCE CORPORATION                                            4.95       06/21/2006          2,441
          7,133  TANGO FINANCE CORPORATION SERIES MTN                                 4.87       10/25/2006          7,136
          3,566  TRAVELERS INSURANCE COMPANY                                          4.77       02/09/2007          3,566
         15,423  UNICREDITO ITALIANO SERIES LIB                                       4.70       03/09/2007         15,422
         15,423  UNICREDITO ITALIANO SERIES YCD                                       4.47       04/03/2006         15,423
         23,442  US BANK NA SERIES BKNT                                               4.66       07/28/2006         23,443
          6,169  WHISTLEJACKET CAPITAL LIMITED                                        4.65       06/09/2006          6,169
            617  WHITE PINE FINANCE LLC                                               4.64       04/18/2006            616
         15,423  WHITE PINE FINANCE LLC                                               4.70       07/17/2006         15,423
          3,085  WHITE PINE FINANCE LLC                                               4.82       05/05/2006          3,071
          2,518  WHITE PINE FINANCE LLC                                               4.84       05/25/2006          2,501
          1,895  WHITE PINE FINANCE LLC                                               4.93       06/20/2006          1,875
         16,279  WHITE PINE FINANCE LLC                                               4.93       06/22/2006         16,104

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        14,806  WHITE PINE FINANCE LLC SERIES MTN1                                   4.81%      06/12/2006   $     14,809

                                                                                                                 1,532,669
                                                                                                              ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,533,600)                                                        1,533,600
                                                                                                              ------------
SHARES

SHORT TERM INVESTMENTS - 1.22%
        333,087  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                        333,087
                                                                                                              ------------

TOTAL SHORT-TERM INVESTMENTS (COST $333,087)                                                                       333,087
                                                                                                              ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $29,083,961)*                                               105.29%                                     $ 28,741,919
                                                                 -------                                      ------------

OTHER ASSETS AND LIABILITIES, NET                                  (5.29)                                       (1,442,872)
                                                                 -------                                      ------------

TOTAL NET ASSETS                                                  100.00%                                     $ 27,299,047
                                                                 -------                                      ------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $333,087.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


4


                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                      VALUE
COMMON STOCKS - 97.24%

APPAREL & ACCESSORY STORES - 1.79%
         40,600  KOHL'S CORPORATION+                                                            $  2,152,206
                                                                                                ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 8.05%
         74,300  FASTENAL COMPANY                                                                  3,517,362
         65,000  HOME DEPOT INCORPORATED                                                           2,749,500
         53,200  LOWE'S COMPANIES INCORPORATED                                                     3,428,208

                                                                                                   9,695,070
                                                                                                ------------
BUSINESS SERVICES - 19.00%
         35,700  AUTOMATIC DATA PROCESSING INCORPORATED                                            1,630,776
        179,800  EBAY INCORPORATED+                                                                7,022,988
         77,800  FIRST DATA CORPORATION                                                            3,642,596
          7,900  GOOGLE INCORPORATED CLASS A+                                                      3,081,000
        212,200  MICROSOFT CORPORATION                                                             5,773,962
         53,900  YAHOO! INCORPORATED+<<                                                            1,738,814

                                                                                                  22,890,136
                                                                                                ------------
CHEMICALS & ALLIED PRODUCTS - 8.39%
         53,600  AMGEN INCORPORATED+                                                               3,899,400
         57,300  GENENTECH INCORPORATED+                                                           4,842,423
         20,400  GENZYME CORPORATION+                                                              1,371,288

                                                                                                  10,113,111
                                                                                                ------------
EDUCATIONAL SERVICES - 1.23%
         28,100  APOLLO GROUP INCORPORATED CLASS A+                                                1,475,531
                                                                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 14.01%
        217,100  CISCO SYSTEMS INCORPORATED+                                                       4,704,557
        165,500  INTEL CORPORATION                                                                 3,202,425
         63,900  LINEAR TECHNOLOGY CORPORATION                                                     2,241,612
        220,800  NOKIA OYJ ADR                                                                     4,574,976
         66,400  TEXAS INSTRUMENTS INCORPORATED                                                    2,156,008

                                                                                                  16,879,578
                                                                                                ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.89%
        112,450  PAYCHEX INCORPORATED                                                              4,684,667
                                                                                                ------------
GENERAL MERCHANDISE STORES - 4.36%
         60,500  TARGET CORPORATION                                                                3,146,605
         44,700  WAL-MART STORES INCORPORATED                                                      2,111,628

                                                                                                   5,258,233
                                                                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.32%
        104,000  DELL INCORPORATED+                                                                3,095,040
        154,700  EMC CORPORATION+                                                                  2,108,561

                                                                                                   5,203,601
                                                                                                ------------
INSURANCE CARRIERS - 3.79%
         69,175  AMERICAN INTERNATIONAL GROUP INCORPORATED                                         4,571,776
                                                                                                ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.99%
        118,575  MEDTRONIC INCORPORATED                                                            6,017,681
                                                                                                ------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2006 (UNAUDITED)            WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                   VALUE
PERSONAL SERVICES - 2.35%
         66,400  CINTAS CORPORATION                                                                           $  2,829,968
                                                                                                              ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 21.07%
        313,850  CHARLES SCHWAB CORPORATION                                                                      5,401,359
         49,000  FRANKLIN RESOURCES INCORPORATED                                                                 4,617,760
         70,275  GOLDMAN SACHS GROUP INCORPORATED                                                               11,030,364
         34,600  LEGG MASON INCORPORATED                                                                         4,336,418

                                                                                                                25,385,901
                                                                                                              ------------
TOTAL COMMON STOCKS (COST $109,761,747)                                                                        117,157,459
                                                                                                              ------------
COLLATERAL FOR SECURITIES LENDING - 1.52%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.00%
            634  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                634
            481  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       481

                                                                                                                     1,115
                                                                                                              ------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 1.52%

$         6,650  AMERICAN GENERAL FINANCE CORPORATION                                 4.78%      04/13/2007          6,653
          2,769  APRECO LLC                                                           4.62       05/15/2006          2,753
          6,060  APRECO LLC                                                           4.94       06/15/2006          6,000
          3,695  ASPEN FUNDING CORPORATION                                            4.92       04/03/2006          3,695
         36,946  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN                         4.62       11/03/2006         36,946
          8,867  ATLAS CAPITAL FUNDING LIMITED                                        4.62       05/15/2006          8,817
          4,159  ATLAS CAPITAL FUNDING LIMITED                                        4.80       04/17/2006          4,152
         18,473  ATLAS CAPITAL FUNDING LIMITED                                        4.80       10/20/2006         18,473
         18,473  ATLAS CAPITAL FUNDING LIMITED                                        4.80       12/22/2006         18,473
          2,956  ATOMIUM FUNDING CORPORATION                                          4.53       04/12/2006          2,952
          2,563  BETA FINANCE INCORPORATED SERIES MTN                                 4.88       06/02/2006          2,564
        367,979  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $368,130)           4.93       04/03/2006        367,979
         10,968  BUCKINGHAM CDO LLC++                                                 4.60       04/06/2006         10,964
         35,960  BUCKINGHAM CDO LLC                                                   4.82       04/21/2006         35,874
         18,473  BUCKINGHAM CDO LLC                                                   4.82       04/25/2006         18,419
         19,212  BUCKINGHAM II CDO LLC++                                              4.83       04/25/2006         19,156
         73,891  BUCKINGHAM II CDO LLC                                                4.83       04/26/2006         73,667
         22,167  CAIRN HIGH GRADE FUNDING I                                           4.59       04/06/2006         22,159
          1,773  CAIRN HIGH GRADE FUNDING I                                           4.71       04/26/2006          1,768
          9,606  CAIRN HIGH GRADE FUNDING I                                           4.77       05/10/2006          9,559
         31,034  CAIRN HIGH GRADE FUNDING I                                           4.83       04/27/2006         30,936
         18,473  CAIRN HIGH GRADE FUNDING I++                                         4.83       05/02/2006         18,402
         10,197  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.69       05/08/2006         10,149
          3,286  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.70       05/10/2006          3,270
         14,778  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.72       05/12/2006         14,702
         37,156  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.78       04/05/2006         37,147
          7,389  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.90       06/07/2006          7,324
         19,666  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.92       06/12/2006         19,480
         40,640  CONCORD MINUTEMEN CAPITAL COMPANY                                    4.72       04/12/2006         40,640
          7,389  CONCORD MINUTEMEN CAPITAL COMPANY                                    4.75       04/18/2007          7,389
         26,010  CONSOLIDATED EDISON INCORPORATED                                     4.90       04/03/2006         26,010
          1,847  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.81       04/13/2006          1,845
         22,906  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1                      4.92       05/04/2006         22,895
         18,473  CULLINAN FINANCE CORPORATION                                         4.71       11/15/2006         18,472
         14,778  DEER VALLEY FUNDING LLC++                                            4.51       04/10/2006         14,764
          9,606  DEER VALLEY FUNDING LLC                                              4.80       05/03/2006          9,568
         18,883  DEER VALLEY FUNDING LLC                                              4.81       04/17/2006         18,848
         45,020  DEER VALLEY FUNDING LLC                                              4.83       04/19/2006         44,924
         36,946  DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE $36,961)          4.84       04/03/2006         36,946

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$         2,217  EIFFEL FUNDING LLC                                                   4.78%      04/17/2006   $      2,213
         35,386  EIFFEL FUNDING LLC                                                   4.91       04/03/2006         35,386
         26,616  EUREKA SECURITIZATION INCORPORATED                                   4.88       05/16/2006         26,464
            609  GALLEON CAPITAL LLC                                                  4.65       04/03/2006            609
          1,108  GEMINI SECURITIZATION INCORPORATED                                   4.90       05/24/2006          1,101
         17,734  GOLDMAN SACHS GROUP INCORPORATED                                     4.97       06/30/2006         17,734
         52,943  HARRIER FINANCE FUNDING LLC                                          4.62       04/03/2006         52,943
         11,823  ING USA ANNUITY & LIFE INSURANCE                                     5.03       06/06/2006         11,823
        148,381  JPM CHASE SECURITY CORPORATION REPURCHASE AGREEMENT (MATURITY
                 VALUE $148,442)                                                      4.93       04/03/2006        148,381
            961  K2 USA LLC                                                           4.63       05/02/2006            957
          3,417  K2 USA LLC SERIES MTN                                                4.87       07/24/2006          3,418
         11,084  KAUPTHING BANK HF++                                                  4.84       03/20/2007         11,081
          1,478  KLIO II FUNDING CORPORATION                                          4.58       04/05/2006          1,477
          1,781  KLIO III FUNDING CORPORATION                                         4.69       04/19/2006          1,777
            739  LEXINGTON PARKER CAPITAL CORPORATION                                 4.62       05/02/2006            736
          2,805  LEXINGTON PARKER CAPITAL CORPORATION                                 4.69       05/10/2006          2,791
         18,473  LIBERTY LIGHT US CAPITAL SERIES MTN                                  4.81       05/26/2006         18,474
          1,478  LINKS FINANCE LLC SERIES MTN1                                        4.68       09/12/2006          1,478
         11,084  LIQUID FUNDING LIMITED                                               4.61       12/01/2006         11,084
         16,995  LIQUID FUNDING LIMITED                                               4.71       08/14/2006         16,995
          4,433  LIQUID FUNDING LIMITED                                               4.94       04/24/2006          4,434
          4,433  LIQUID FUNDING LIMITED SERIES MTN                                    4.83       02/20/2007          4,433
          7,389  MBIA GLOBAL FUNDING LLC                                              4.78       02/20/2007          7,389
         37,130  MERRILL LYNCH & COMPANY SERIES MTN                                   4.80       10/27/2006         37,158
         22,167  MORGAN STANLEY                                                       4.94       10/10/2006         22,167
          3,417  MORGAN STANLEY SERIES EXL                                            4.78       08/13/2010          3,418
         12,723  MORTGAGE INTEREST NET TRUST                                          4.68       04/03/2006         12,723
         16,699  MORTGAGE INTEREST NET TRUST                                          4.78       05/03/2006         16,633
            739  NATIONWIDE BUILDING SOC                                              4.74       07/21/2006            739
         16,295  NEWPORT FUNDING CORPORATION                                          4.92       04/03/2006         16,295
         25,862  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.68       04/04/2006         25,859
         22,374  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            4.78       04/03/2006         22,374
          3,294  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.93       06/26/2006          3,257
          1,404  NORDEA NORTH AMERICA INCORPORATED                                    4.89       05/15/2006          1,396
         38,978  NORTHERN ROCK PLC                                                    4.63       04/21/2006         38,972
         36,946  NORTHERN ROCK PLC                                                    4.66       02/05/2007         36,946
          2,921  NORTHERN ROCK PLC                                                    4.69       04/24/2006          2,913
          2,989  RACERS TRUST 2004-6-MM                                               4.79       05/22/2006          2,989
            739  SCALDIS CAPITAL LIMITED                                              4.93       06/15/2006            732
          2,956  TANGO FINANCE CORPORATION                                            4.95       06/21/2006          2,924
          8,544  TANGO FINANCE CORPORATION SERIES MTN                                 4.87       10/25/2006          8,547
          4,272  TRAVELERS INSURANCE COMPANY                                          4.77       02/09/2007          4,272
         18,473  UNICREDITO ITALIANO SERIES LIB                                       4.70       03/09/2007         18,472
         18,473  UNICREDITO ITALIANO SERIES YCD                                       4.47       04/03/2006         18,473
         28,079  US BANK NA SERIES BKNT                                               4.66       07/28/2006         28,080
          7,389  WHISTLEJACKET CAPITAL LIMITED                                        4.65       06/09/2006          7,389
            739  WHITE PINE FINANCE LLC                                               4.64       04/18/2006            737
         18,473  WHITE PINE FINANCE LLC                                               4.70       07/17/2006         18,473
          3,695  WHITE PINE FINANCE LLC                                               4.82       05/05/2006          3,679
          3,016  WHITE PINE FINANCE LLC                                               4.84       05/25/2006          2,995
          2,270  WHITE PINE FINANCE LLC                                               4.93       06/20/2006          2,246
         19,499  WHITE PINE FINANCE LLC                                               4.93       06/22/2006         19,289
         17,734  WHITE PINE FINANCE LLC SERIES MTN1                                   4.81       06/12/2006         17,735

                                                                                                                 1,835,794
                                                                                                               -----------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,836,912)                                                        1,836,909
                                                                                                               -----------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2006 (UNAUDITED)            WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                      VALUE
SHORT-TERM INVESTMENTS - 4.08%
    4,919,207  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                     $   4,919,207

TOTAL SHORT-TERM INVESTMENTS (COST $4,919,207)                                                                    4,919,207
                                                                                                              -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $116,517,866)*                                    102.84%                                               $ 123,913,575
                                                        ------                                                -------------
OTHER ASSETS AND LIABILITIES, NET                        (2.84)                                                  (3,424,672)
                                                        ------                                                -------------
TOTAL NET ASSETS                                        100.00%                                               $ 120,488,903
                                                        ------                                                -------------

+     NON-INCOME EARNING SECURITIES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,919,207.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

@ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


4

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
ASSET BACKED SECURITIES - 0.21%

$       105,880  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-5                     4.22%      11/15/2006     $  105,880

TOTAL ASSET BACKED SECURITIES (COST $105,880)                                                                      105,880
                                                                                                                ----------

CERTIFICATES OF DEPOSIT - 1.48%
        250,000  BNP PARIBAS LONDON                                                   4.92       11/07/2006        250,000
        500,000  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD                       4.18       09/22/2006        500,000

TOTAL CERTIFICATES OF DEPOSIT (COST $750,000)                                                                      750,000
                                                                                                                ----------

COMMERCIAL PAPER - 27.57%
      1,000,000  CAIRN HIGH GRADE I LLC++^                                            4.55       04/21/2006        997,725
      1,500,000  CEDAR SPRINGS CAPITAL COMPANY++^                                     4.52       04/18/2006      1,497,175
      1,000,000  CONCORD MINUTEMEN CAPITAL COMPANY++^                                 4.72       04/20/2006        997,771
      1,500,000  CRC FUNDING LLC++^                                                   4.46       04/11/2006      1,498,513
      1,000,000  EUREKA SECURITIZATION++^                                             4.85       06/07/2006        991,243
      1,000,000  FCAR OWNER TRUST SERIES I^                                           4.53       06/07/2006        991,821
      1,000,000  GOVCO INCORPORATED++^                                                4.72       05/26/2006        993,051
      1,500,000  GRAMPIAN FUNDING LLC++^                                              4.44       04/05/2006      1,499,630
      1,000,000  IXIS COMMERCIAL PAPER INCORPORATED++^                                4.43       04/19/2006        998,031
      1,000,000  KLIO FUNDING CORPORATION++^                                          4.83       06/13/2006        990,474
      1,000,000  LEGACY CAPITAL LLC++^                                                4.82       06/05/2006        991,565
        500,000  MORGAN STANLEY                                                       4.86       07/11/2006        500,000
      1,000,000  WESTPAC BANKING CORPORATION++^                                       4.75       06/30/2006        988,389

TOTAL COMMERCIAL PAPER (COST $13,935,388)                                                                        3,935,388
                                                                                                                ----------

CORPORATE BONDS & NOTES - 0.50%
        250,000  LASALLE NATIONAL BANK                                                4.24       07/26/2006        250,104

TOTAL CORPORATE BONDS & NOTES (COST $250,104)                                                                      250,104
                                                                                                                ----------

EXTENDABLE BONDS - 8.90%
      1,000,000  BANK OF IRELAND+++/-                                                   4.75       04/20/2007    1,000,000
      1,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                4.79       04/09/2007    1,000,000
      1,000,000  NORDEA BANK AB+++/-                                                    4.70       04/11/2007    1,000,000
      1,000,000  NORTHERN ROCK PLC+/-++                                                 4.94       04/09/2007    1,000,000
        500,000  PREMIUM ASSET TRUST+++/-                                               4.76       03/15/2007      500,000

TOTAL EXTENDABLE BONDS (COST $4,500,000)                                                                         4,500,000
                                                                                                                ----------

MEDIUM TERM NOTES - 11.28%
        600,000  BANK OF AMERICA SECURITIES ss.+/-                                      4.95       09/09/2034      600,000
        600,000  BEAR STEARNS COMPANIES INCORPORATED ss.+/-                             5.00       09/09/2049      600,000
      1,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                     4.74       05/19/2006    1,000,000
        500,000  CULLINAN FINANCE CORPORATION SERIES MTN+++/-                           4.74       12/20/2006      499,925
        500,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                    4.81       10/27/2006      500,490
      1,000,000  LIQUID FUNDING LIMITED+++/-                                            4.81       09/29/2006    1,000,000
        900,000  NATIONWIDE BUILDING SOCIETY+++/-                                       5.01       12/11/2006      900,699
        600,000  NORTHERN ROCK PLC+++/-                                                 4.65       10/20/2006      600,220

TOTAL MEDIUM TERM NOTES (COST $5,701,334)                                                                        5,701,334
                                                                                                                ----------

PROMISSORY NOTES - 2.77%
      1,400,000  CITIGROUP GLOBAL                                                     4.95       09/09/2049      1,400,000

TOTAL PROMISSORY NOTES (COST $1,400,000)                                                                         1,400,000
                                                                                                                ----------

REPURCHASE AGREEMENTS - 30.74%
      3,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $3,001,213)                               4.85       04/03/2006      3,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
REPURCHASE AGREEMENTS (continued)
$     5,534,000  BARCLAYS CAPITAL INC - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $5,536,237)                               4.85%      04/03/2006   $ 5,534,000
      1,000,000  GOLDMAN SACHS & COMPANY  - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $1,000,534)                    4.81       04/04/2006     1,000,000
      1,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $1,000,401)                    4.81       04/03/2006     1,000,000
      1,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $1,000,407)                    4.88       04/03/2006     1,000,000
      1,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $1,000,800)                    4.80       04/06/2006     1,000,000
      1,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $1,000,935)                    4.81       04/07/2006     1,000,000
      1,000,000  LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $1,000,410)                    4.90       04/03/2006     1,000,000
      1,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $1,000,410)                    4.92       04/03/2006     1,000,000

TOTAL REPURCHASE AGREEMENTS (COST $15,534,000)                                                                 15,534,000
                                                                                                              -----------

TIME DEPOSITS - 11.87%
      1,000,000  ABN-AMRO NETHERLANDS                                                 4.79       04/03/2006     1,000,000
      1,000,000  DANSKE BANK A S COPENHAGEN                                           4.87       04/03/2006     1,000,000
      1,000,000  DEXIA BANK SA BRUSSELS                                               4.80       04/05/2006     1,000,000
      1,000,000  FORTIS BANK NV-SA                                                    4.88       04/03/2006     1,000,000
      1,000,000  ING BANK NV AMSTERDAM                                                4.87       04/03/2006     1,000,000
      1,000,000  SOCIETE GENERALE CAYMAN                                              4.90       04/03/2006     1,000,000

TOTAL TIME DEPOSITS (COST $6,000,000)                                                                           6,000,000
                                                                                                              -----------

COLLATERAL FOR SECURITIES LENDING - 4.92%

COLLATERAL INVESTED IN OTHER ASSETS - 4.92%
      1,500,000  K2 USA LLC++^                                                                                  1,494,599
      1,000,000  WHITE PINE FINANCE LLC++^                                                                        989,535
TOTAL COLLATERAL INVESTED IN OTHER ASSETS (COST $2,484,134)                                                     2,484,134

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,484,134)                                                       2,484,134
                                                                                                              -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $50,660,840)*                                               100.24%                                     $50,660,840
                                                                 -------                                      -----------

OTHER ASSETS AND LIABILITIES, NET                                  (0.24)                                        (121,157)
                                                                 -------                                      -----------

TOTAL NET ASSETS                                                  100.00%                                     $50,539,683
                                                                 -------                                      -----------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


2

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                     VALUE
COMMON STOCKS - 90.75%

APPAREL & ACCESSORY STORES - 4.30%

        735,000  GAP INCORPORATED                                                               $ 13,729,800
        430,000  NORDSTROM INCORPORATED                                                           16,847,400
        500,000  URBAN OUTFITTERS INCORPORATED+                                                   12,270,000

                                                                                                  42,847,200
                                                                                                ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.74%
        804,000  AUTONATION INCORPORATED+                                                         17,326,200
                                                                                                ------------

BUSINESS SERVICES - 14.60%
        970,000  ACTIVISION INCORPORATED+                                                         13,376,300
        875,000  CADENCE DESIGN SYSTEMS INCORPORATED+                                             16,178,750
        830,000  CNET NETWORKS INCORPORATED+                                                      11,794,300
        240,000  COMPUTER SCIENCES CORPORATION+                                                   13,332,000
        294,100  HYPERION SOLUTIONS CORPORATION+                                                   9,587,660
        600,000  IMS HEALTH INCORPORATED                                                          15,462,000
      1,380,000  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                     13,192,800
        149,000  OMNICOM GROUP INCORPORATED                                                       12,404,250
        770,000  RED HAT INCORPORATED+                                                            21,544,600
        765,000  UNISYS CORPORATION+                                                               5,270,850
        560,000  VERISIGN INCORPORATED+                                                           13,434,400

                                                                                                 145,577,910
                                                                                                ------------

CHEMICALS & ALLIED PRODUCTS - 3.21%
        286,400  ALBERTO-CULVER COMPANY CLASS B                                                   12,667,472
        350,000  PRAXAIR INCORPORATED                                                             19,302,500

                                                                                                  31,969,972
                                                                                                ------------

COMMUNICATIONS - 5.63%
        645,000  CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                      17,221,500
        503,000  COMCAST CORPORATION CLASS A+<<                                                   13,138,360
        780,000  DIRECTV GROUP INCORPORATED+                                                      12,792,000
        330,000  TELEPHONE & DATA SYSTEMS INCORPORATED<<                                          13,015,200

                                                                                                  56,167,060
                                                                                                ------------

DEPOSITORY INSTITUTIONS - 4.03%
        335,000  BANK OF NEW YORK COMPANY INCORPORATED                                            12,073,400
        305,000  FIFTH THIRD BANCORP                                                              12,004,800
        290,000  TORONTO-DOMINION BANK                                                            16,158,154

                                                                                                  40,236,354
                                                                                                ------------

ELECTRIC, GAS & SANITARY SERVICES - 2.55%
        595,000  NISOURCE INCORPORATED                                                            12,030,900
        380,000  WASTE MANAGEMENT INCORPORATED                                                    13,414,000

                                                                                                  25,444,900
                                                                                                ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.15%
      2,900,000  ARM HOLDINGS PLC                                                                  6,713,778
      1,140,000  CELESTICA INCORPORATED+                                                          13,053,000
        705,000  MICRON TECHNOLOGY INCORPORATED+                                                  10,377,600
        605,000  MOLEX INCORPORATED CLASS A                                                       17,980,600
      1,780,000  SANMINA-SCI CORPORATION+                                                          7,298,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                     VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
        411,600  VISHAY INTERTECHNOLOGY INCORPORATED+                                           $  5,861,184

                                                                                                  61,284,162
                                                                                                ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.43%
        475,000  ACCENTURE LIMITED CLASS A                                                        14,283,250
                                                                                                ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.49%
        150,000  FORTUNE BRANDS INCORPORATED                                                      12,094,500
        132,000  ILLINOIS TOOL WORKS INCORPORATED                                                 12,712,920

                                                                                                  24,807,420
                                                                                                ------------

FOOD & KINDRED PRODUCTS - 0.58%
        285,000  COCA-COLA ENTERPRISES INCORPORATED                                                5,796,900
                                                                                                ------------

FORESTRY - 1.34%
        185,000  WEYERHAEUSER COMPANY                                                             13,399,550
                                                                                                ------------

GENERAL MERCHANDISE STORES - 2.86%
        245,000  TARGET CORPORATION                                                               12,742,450
        635,000  TJX COMPANIES INCORPORATED                                                       15,760,700

                                                                                                  28,503,150
                                                                                                ------------

HEALTH SERVICES - 1.09%
        502,400  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                               10,836,768
                                                                                                ------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.37%
        355,000  BED BATH & BEYOND INCORPORATED+                                                  13,632,000
                                                                                                ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.20%
        280,000  AMERICAN STANDARD COMPANIES INCORPORATED                                         12,000,800
                                                                                                ------------

INSURANCE CARRIERS - 6.23%
        240,000  ACE LIMITED                                                                      12,482,400
        160,000  AMBAC FINANCIAL GROUP INCORPORATED                                               12,736,000
        181,000  MGIC INVESTMENT CORPORATION                                                      12,060,030
        282,000  RENAISSANCE RE HOLDINGS LIMITED                                                  12,300,840
        195,000  XL CAPITAL LIMITED CLASS A                                                       12,501,450

                                                                                                  62,080,720
                                                                                                ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.16%
        345,000  BIOMET INCORPORATED                                                              12,254,400
        220,000  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+                                    14,971,000
        330,000  WATERS CORPORATION+                                                              14,239,500

                                                                                                  41,464,900
                                                                                                ------------

METAL MINING - 1.35%
        200,000  BARRICK GOLD CORPORATION                                                          5,448,000
        135,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                               8,068,950

                                                                                                  13,516,950
                                                                                                ------------

MISCELLANEOUS RETAIL - 1.55%
        605,000  STAPLES INCORPORATED                                                             15,439,600
                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                     VALUE
MOTION PICTURES - 1.12%
      1,357,000  LIBERTY MEDIA CORPORATION CLASS A+                                             $ 11,140,970
                                                                                                ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.64%
        760,000  J.B. HUNT TRANSPORT SERVICES INCORPORATED                                        16,370,400
                                                                                                ------------

OIL & GAS EXTRACTION - 10.96%
        440,000  BJ SERVICES COMPANY<<                                                            15,224,000
        225,000  DEVON ENERGY CORPORATION                                                         13,763,250
        323,000  ENSCO INTERNATIONAL INCORPORATED                                                 16,618,350
        345,000  GLOBALSANTAFE CORPORATION                                                        20,958,750
        130,000  TRANSOCEAN INCORPORATED+                                                         10,439,000
        706,000  WEATHERFORD INTERNATIONAL LIMITED+                                               32,299,500

                                                                                                 109,302,850
                                                                                                ------------

PERSONAL SERVICES - 0.48%
        140,000  REGIS CORPORATION                                                                 4,827,200
                                                                                                ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.29%
        283,000  E.W. SCRIPPS COMPANY CLASS A                                                     12,652,930
        370,000  TRIBUNE COMPANY                                                                  10,149,100

                                                                                                  22,802,030
                                                                                                ------------

SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED - 1.20%
        590,000  ASML HOLDING NV NEW YORK REGISTERED SHARES+<<                                    12,018,300
                                                                                                ------------

TEXTILE MILL PRODUCTS - 1.23%
        152,000  MOHAWK INDUSTRIES INCORPORATED+                                                  12,269,440
                                                                                                ------------

TRANSPORTATION EQUIPMENT - 1.40%
        184,000  MAGNA INTERNATIONAL INCORPORATED CLASS A                                         13,926,960
                                                                                                ------------

TRANSPORTATION SERVICES - 1.21%
        594,000  EXPEDIA INCORPORATED+                                                            12,040,380
                                                                                                ------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.36%
        160,000  NIKE INCORPORATED CLASS B                                                        13,616,000
                                                                                                ------------

TOTAL COMMON STOCKS (COST $705,677,651)                                                          904,930,296
                                                                                                ------------

INVESTMENT COMPANIES - 5.09%

STOCK FUNDS - 5.09%
         55,000  BIOTECH HOLDRS TRUST                                                             10,650,750
         80,000  ISHARES NASDAQ BIOTECH INDEX FUND+                                                6,586,400
        270,000  ISHARES S&P SMALLCAP 600 INDEX FUND                                              17,598,600
        110,000  MIDCAP SPDR TRUST SERIES 1                                                       15,913,700

                                                                                                  50,749,450
                                                                                                ------------

TOTAL INVESTMENT COMPANIES (COST $32,477,046)                                                     50,749,450
                                                                                                ------------


PRINCIPAL                                                 INTEREST RATE   MATURITY DATE

US TREASURY SECURITIES - 0.07%

US TREASURY BILLS - 0.07%
$        250,000  US TREASURY BILL^                              4.25%      04/20/2006                249,489
         210,000  US TREASURY BILL^                              4.41       04/27/2006                209,382


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
US TREASURY BILLS (continued)
$       200,000  US TREASURY BILL^                                                    4.48%      06/15/2006   $      198,188

                                                                                                                     657,059
                                                                                                              --------------

TOTAL US TREASURY SECURITIES (COST $657,064)                                                                         657,059
                                                                                                              --------------
CONTRACTS                                                                       STRIKE PRICE  EXPIRATION DATE

OPTIONS - 0.16%
          3,855  CNET NETWORKS INCORPORATED PUT                                     $15.00       07/22/2006          539,700
            900  RED HAT INCORPORATED PUT                                            30.00       06/17/2006          261,000
          5,725  UNISYS CORPORATION PUT                                               7.50       07/22/2006          429,375
          2,530  VISHAY INTERTECHNOLOGY INCORPORATED PUT                             15.00       07/22/2006          341,550

TOTAL OPTIONS (PREMIUM PAID $1,742,854)                                                                            1,571,625
                                                                                                              --------------
SHARES

RIGHTS - 0.00%
        230,000  SEAGATE TECHNOLOGY RIGHTS(a)                                                                              0

TOTAL RIGHTS (COST $0)                                                                                                     0
                                                                                                              --------------

COLLATERAL FOR SECURITIES LENDING - 1.37%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.00%
          4,714  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                4,714
          3,572  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       3,573

                                                                                                                       8,287
                                                                                                              --------------


PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 1.37%
         49,412  AMERICAN GENERAL FINANCE CORPORATION                                 4.78       04/13/2007           49,432
         20,572  APRECO LLC                                                           4.62       05/15/2006           20,457
         45,025  APRECO LLC                                                           4.94       06/15/2006           44,582
         27,451  ASPEN FUNDING CORPORATION                                            4.92       04/03/2006           27,451
        274,509  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN                         4.62       11/03/2006          274,509
         65,882  ATLAS CAPITAL FUNDING LIMITED                                        4.62       05/15/2006           65,514
         30,904  ATLAS CAPITAL FUNDING LIMITED                                        4.80       04/17/2006           30,847
        137,255  ATLAS CAPITAL FUNDING LIMITED                                        4.80       10/20/2006          137,255
        137,255  ATLAS CAPITAL FUNDING LIMITED                                        4.80       12/22/2006          137,255
         21,961  ATOMIUM FUNDING CORPORATION                                          4.53       04/12/2006           21,935
         19,045  BETA FINANCE INCORPORATED SERIES MTN                                 4.88       06/02/2006           19,048
      2,734,113  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $2,735,236)         4.93       04/03/2006        2,734,113
         81,496  BUCKINGHAM CDO LLC++                                                 4.60       04/06/2006           81,464
        267,185  BUCKINGHAM CDO LLC                                                   4.82       04/21/2006          266,550
        137,255  BUCKINGHAM CDO LLC                                                   4.82       04/25/2006          136,855
        142,745  BUCKINGHAM II CDO LLC++                                              4.83       04/25/2006          142,329
        549,019  BUCKINGHAM II CDO LLC                                                4.83       04/26/2006          547,350
        164,706  CAIRN HIGH GRADE FUNDING I                                           4.59       04/06/2006          164,640
         13,176  CAIRN HIGH GRADE FUNDING I                                           4.71       04/26/2006           13,136
         71,372  CAIRN HIGH GRADE FUNDING I                                           4.77       05/10/2006           71,021
        230,588  CAIRN HIGH GRADE FUNDING I                                           4.83       04/27/2006          229,857
        137,255  CAIRN HIGH GRADE FUNDING I++                                         4.83       05/02/2006          136,729
         75,765  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.69       05/08/2006           75,412
         24,415  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.70       05/10/2006           24,295
        109,804  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.72       05/12/2006          109,234
        276,074  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.78       04/05/2006          276,002
         54,902  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.90       06/07/2006           54,420
        146,121  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.92       06/12/2006          144,740
        301,960  CONCORD MINUTEMEN CAPITAL COMPANY                                    4.72       04/12/2006          301,960
         54,902  CONCORD MINUTEMEN CAPITAL COMPANY                                    4.75       04/18/2007           54,902

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$       193,255  CONSOLIDATED EDISON INCORPORATED                                     4.90%      04/03/2006   $      193,255
         13,725  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.81       04/13/2006           13,707
        170,196  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1                      4.92       05/04/2006          170,111
        137,255  CULLINAN FINANCE CORPORATION                                         4.71       11/15/2006          137,249
        109,804  DEER VALLEY FUNDING LLC++                                            4.51       04/10/2006          109,702
         71,372  DEER VALLEY FUNDING LLC                                              4.80       05/03/2006           71,089
        140,302  DEER VALLEY FUNDING LLC                                              4.81       04/17/2006          140,042
        334,501  DEER VALLEY FUNDING LLC                                              4.83       04/19/2006          333,792
        274,509  DEUTSCHE BANKREPURCHASE AGREEMENT (MATURITY VALUE $274,619)          4.84       04/03/2006          274,509
         16,471  EIFFEL FUNDING LLC                                                   4.78       04/17/2006           16,440
        262,920  EIFFEL FUNDING LLC                                                   4.91       04/03/2006          262,920
        197,762  EUREKA SECURITIZATION INCORPORATED                                   4.88       05/16/2006          196,631
          4,524  GALLEON CAPITAL LLC                                                  4.65       04/03/2006            4,524
          8,235  GEMINI SECURITIZATION INCORPORATED                                   4.90       05/24/2006            8,179
        131,764  GOLDMAN SACHS GROUP INCORPORATED                                     4.97       06/30/2006          131,764
        393,372  HARRIER FINANCE FUNDING LLC                                          4.62       04/03/2006          393,372
         87,843  ING USA ANNUITY & LIFE INSURANCE                                     5.03       06/06/2006           87,843
      1,102,483  JPM CHASE SECURITY CORPORATION REPURCHASE AGREEMENT (MATURITY
                 VALUE $1,102,935)                                                    4.93       04/03/2006        1,102,483
          7,137  K2 USA LLC                                                           4.63       05/02/2006            7,110
         25,392  K2 USA LLC SERIES MTN                                                4.87       07/24/2006           25,398
         82,353  KAUPTHING BANK HF++                                                  4.84       03/20/2007           82,336
         10,980  KLIO II FUNDING CORPORATION                                          4.58       04/05/2006           10,978
         13,231  KLIO III FUNDING CORPORATION                                         4.69       04/19/2006           13,203
          5,490  LEXINGTON PARKER CAPITAL CORPORATION                                 4.62       05/02/2006            5,469
         20,841  LEXINGTON PARKER CAPITAL CORPORATION                                 4.69       05/10/2006           20,738
        137,255  LIBERTY LIGHT US CAPITAL SERIES MTN                                  4.81       05/26/2006          137,263
         10,980  LINKS FINANCE LLC SERIES MTN1                                        4.68       09/12/2006           10,980
         82,353  LIQUID FUNDING LIMITED                                               4.61       12/01/2006           82,353
        126,274  LIQUID FUNDING LIMITED                                               4.71       08/14/2006          126,274
         32,941  LIQUID FUNDING LIMITED                                               4.94       04/24/2006           32,942
         32,941  LIQUID FUNDING LIMITED SERIES MTN                                    4.83       02/20/2007           32,939
         54,902  MBIA GLOBAL FUNDING LLC                                              4.78       02/20/2007           54,899
        275,882  MERRILL LYNCH & COMPANY SERIES MTN                                   4.80       10/27/2006          276,089
        164,706  MORGAN STANLEY                                                       4.94       10/10/2006          164,706
         25,392  MORGAN STANLEY SERIES EXL                                            4.78       08/13/2010           25,399
         94,536  MORTGAGE INTEREST NET TRUST                                          4.68       04/03/2006           94,536
        124,078  MORTGAGE INTEREST NET TRUST                                          4.78       05/03/2006          123,586
          5,490  NATIONWIDE BUILDING SOC                                              4.74       07/21/2006            5,493
        121,075  NEWPORT FUNDING CORPORATION                                          4.92       04/03/2006          121,075
        192,157  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.68       04/04/2006          192,132
        166,237  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            4.78       04/03/2006          166,237
         24,475  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.93       06/26/2006           24,198
         10,431  NORDEA NORTH AMERICA INCORPORATED                                    4.89       05/15/2006           10,373
        289,607  NORTHERN ROCK PLC                                                    4.63       04/21/2006          289,567
        274,509  NORTHERN ROCK PLC                                                    4.66       02/05/2007          274,512
         21,703  NORTHERN ROCK PLC                                                    4.69       04/24/2006           21,642
         22,208  RACERS TRUST 2004-6-MM                                               4.79       05/22/2006           22,211
          5,490  SCALDIS CAPITAL LIMITED                                              4.93       06/15/2006            5,436
         21,961  TANGO FINANCE CORPORATION                                            4.95       06/21/2006           21,727
         63,483  TANGO FINANCE CORPORATION SERIES MTN                                 4.87       10/25/2006           63,504
         31,739  TRAVELERS INSURANCE COMPANY                                          4.77       02/09/2007           31,738
        137,255  UNICREDITO ITALIANO SERIES LIB                                       4.70       03/09/2007          137,246
        137,255  UNICREDITO ITALIANO SERIES YCD                                       4.47       04/03/2006          137,255
        208,627  US BANK NA SERIES BKNT                                               4.66       07/28/2006          208,633
         54,902  WHISTLEJACKET CAPITAL LIMITED                                        4.65       06/09/2006           54,902
          5,490  WHITE PINE FINANCE LLC                                               4.64       04/18/2006            5,479
        137,255  WHITE PINE FINANCE LLC                                               4.70       07/17/2006          137,255
         27,451  WHITE PINE FINANCE LLC                                               4.82       05/05/2006           27,334
         22,411  WHITE PINE FINANCE LLC                                               4.84       05/25/2006           22,255
         16,866  WHITE PINE FINANCE LLC                                               4.93       06/20/2006           16,688
        144,881  WHITE PINE FINANCE LLC                                               4.93       06/22/2006          143,316

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       131,764  WHITE PINE FINANCE LLC SERIES MTN1                                   4.81%      06/12/2006   $      131,776

                                                                                                                  13,640,088
                                                                                                              --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $13,648,375)                                                        13,648,375
SHARES

SHORT-TERM INVESTMENTS - 3.23%
   32,223,978  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                         32,223,978

TOTAL SHORT-TERM INVESTMENTS (COST $32,223,978)                                                                   32,223,978

TOTAL INVESTMENTS IN SECURITIES
(COST $786,426,968)*                                               100.59%                                    $1,002,992,063
                                                                  -------                                     --------------

OTHER ASSETS AND LIABILITIES, NET                                   (0.59)                                        (5,867,276)
                                                                  -------                                     --------------

TOTAL NET ASSETS                                                   100.00%                                    $  997,124,787
                                                                  -------                                     --------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $32,223,978.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


CONTRACTS                                                                      STRIKE PRICE  EXPIRATION DATE
WRITTEN  OPTIONS - (0.08%)

         (3,855) CNET NETWORKS INCORPORATED CALL                                    $15.00       07/22/2006         (289,125)
           (900) RED HAT INCORPORATED  CALL+                                         30.00       06/17/2006         (108,000)
         (4,758) SANMINA-SCI CORPORATION CALL                                         5.00       07/22/2006          (71,370)
         (5,725) UNISYS CORPORATION CALL                                              7.50       07/22/2006         (143,125)
         (2,530) VISHAY INTERTECHNOLOGY INCORPORATED CALL                            15.00       07/22/2006         (177,100)

TOTAL WRITTEN OPTIONS (PREMIUM RECEIVED $(971,469))                                                                 (788,720)
                                                                                                               --------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


6



                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                     VALUE
COMMON STOCKS - 99.47%

BUSINESS SERVICES - 8.23%

         59,720  3COM CORPORATION+                                                              $    305,766
         12,130  ABM INDUSTRIES INCORPORATED                                                         232,532
         32,005  EMBARCADERO TECHNOLOGIES INCORPORATED+                                              224,035
          7,330  IMS HEALTH INCORPORATED                                                             188,894
         11,465  KFORCE INCORPORATED+                                                                146,179
         11,880  KFX INCORPORATED+                                                                   216,216
          1,295  LIQUIDITY SERVICES INCORPORATED+                                                     15,864
         23,170  MOBIUS MANAGEMENT SYSTEMS INCORPORATED+                                             144,813
          5,620  MONEYGRAM INTERNATIONAL INCORPORATED                                                172,646
         42,455  SUN MICROSYSTEMS INCORPORATED+                                                      217,794
         17,063  VIGNETTE CORPORATION+                                                               251,679

                                                                                                   2,116,418
                                                                                                ------------

CHEMICALS & ALLIED PRODUCTS - 5.56%
          4,660  NOVA CHEMICALS CORPORATION                                                          132,810
          6,000  NOVEN PHARMACEUTICALS INCORPORATED+                                                 108,060
         21,040  ORASURE TECHNOLOGIES INCORPORATED+                                                  216,712
         19,700  POLYONE CORPORATION+                                                                183,604
         69,765  REVLON INCORPORATED CLASS A+                                                        220,457
          5,190  RPM INTERNATIONAL INCORPORATED                                                       93,109
         45,255  UNIFI INCORPORATED+                                                                 151,152
         50,910  WELLMAN INCORPORATED                                                                323,787

                                                                                                   1,429,691
                                                                                                ------------

COMMUNICATIONS - 3.64%
            300  CHINA GRENTECH CORPORATION LIMITED ADR+                                               5,130
         51,735  CINCINNATI BELL INCORPORATED+                                                       233,842
         22,810  GRUPO RADIO CENTRO S.A. DE C.V. ADR+                                                131,157
         41,669  LIGHTBRIDGE INCORPORATED+                                                           462,526
          1,760  UNITED STATES CELLULAR CORPORATION+                                                 104,474

                                                                                                     937,129
                                                                                                ------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 1.83%
          7,055  CHICAGO BRIDGE & IRON COMPANY NV                                                    169,320
         15,745  COMFORT SYSTEMS USA INCORPORATED                                                    212,558
          7,740  MATRIX SERVICE COMPANY+                                                              88,855

                                                                                                     470,733
                                                                                                ------------

CONSUMER SERVICES - 0.89%
         21,100  EMDEON CORPORATION+                                                                 227,880
                                                                                                ------------

DEPOSITORY INSTITUTIONS - 2.00%
          3,762  COMMUNITY BANCORP+                                                                  116,509
         16,905  FIRST SECURITY GROUP INCORPORATED                                                   186,800
          3,455  MIDWEST BANC HOLDINGS INCORPORATED                                                   89,623
         10,309  PACIFIC PREMIER BANCORP INCORPORATED+                                               120,925

                                                                                                     513,857
                                                                                                ------------

EATING & DRINKING PLACES - 1.02%
          5,010  CALIFORNIA PIZZA KITCHEN INCORPORATED+                                              162,574
          2,450  DARDEN RESTAURANTS INCORPORATED                                                     100,524

                                                                                                     263,098
                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                     VALUE
ELECTRIC, GAS & SANITARY SERVICES - 0.90%
         19,190  EL PASO CORPORATION                                                            $    231,239
                                                                                                ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.83%
          8,965  CATAPULT COMMUNICATIONS CORPORATION+                                                119,235
         24,935  EVANS & SUTHERLAND COMPUTER CORPORATION+                                            160,083
         16,955  FLEXTRONICS INTERNATIONAL LIMITED+                                                  175,484
         36,180  GRAFTECH INTERNATIONAL LIMITED+                                                     220,698
         45,465  MCDATA CORPORATION+                                                                 195,045
          4,610  MERCURY COMPUTER SYSTEMS INCORPORATED+                                               74,682
         18,200  MICRON TECHNOLOGY INCORPORATED+                                                     267,904
         55,770  MRV COMMUNICATIONS INCORPORATED+                                                    228,657
        104,550  NORTEL NETWORKS CORPORATION+                                                        318,877
          6,045  OSI SYSTEMS INCORPORATED+                                                           127,731
         22,065  POWER-ONE INCORPORATED+                                                             158,868
          8,765  RICHARDSON ELECTRONICS LIMITED                                                       82,391
         40,765  SILICON STORAGE TECHNOLOGY INCORPORATED+                                            178,551
         28,150  STATS CHIPPAC LIMITED ADR+                                                          220,977

                                                                                                   2,529,183
                                                                                                ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.94%
         10,960  CV THERAPEUTICS INCORPORATED+                                                       241,997
                                                                                                ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.85%
          3,705  CRANE COMPANY                                                                       151,942
          2,800  GULF ISLAND FABRICATION INCORPORATED                                                 66,276

                                                                                                     218,218
                                                                                                ------------

FOOD & KINDRED PRODUCTS - 1.48%
         17,015  HERCULES INCORPORATED+                                                              234,807
          6,485  SANDERSON FARMS INCORPORATED                                                        145,264

                                                                                                     380,071
                                                                                                ------------

HEALTH SERVICES - 0.48%
          2,835  GENESIS HEALTHCARE CORPORATION+                                                     124,570
                                                                                                ------------

HOLDING & OTHER INVESTMENT OFFICES - 2.84%
         19,675  AFFORDABLE RESIDENTIAL COMMUNITIES                                                  206,587
         15,355  ANNALY MORTGAGE MANAGEMENT INCORPORATED                                             186,410
         14,585  DISCOVERY HOLDING COMPANY CLASS A+                                                  218,775
          7,765  UNITED MOBILE HOMES INCORPORATED                                                    118,882

                                                                                                     730,654
                                                                                                ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.42%
         20,705  EMPIRE RESORTS INCORPORATED+                                                        106,838
                                                                                                ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.75%
        138,560  CRAY INCORPORATED+                                                                  250,794
          4,390  INTERMEC INCORPORATED+                                                              133,939
          2,055  PALL CORPORATION                                                                     64,095

                                                                                                     448,828
                                                                                                ------------

INSURANCE CARRIERS - 5.15%
          3,185  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                103,672
         18,855  KMG AMERICA CORPORATION+                                                            161,399
          2,680  MERCURY GENERAL CORPORATION                                                         147,132
         19,400  NORTH POINTE HOLDINGS CORPORATION+                                                  242,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                     VALUE
INSURANCE CARRIERS (continued)
          7,275  NYMAGIC INCORPORATED                                                           $    217,013
         82,225  QUANTA CAPITAL HOLDINGS LIMITED+                                                    246,675
         11,830  SEABRIGHT INSURANCE HOLDINGS INCORPORATED+                                          206,078

                                                                                                   1,324,469
                                                                                                ------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.62%
          4,758  GEO GROUP INCORPORATED+                                                             158,632
                                                                                                ------------

LEATHER & LEATHER PRODUCTS - 1.53%
         18,259  BAKERS FOOTWEAR GROUP INCORPORATED+                                                 394,394
                                                                                                ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.52%
         44,725  ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                            269,244
         18,075  CREDENCE SYSTEMS CORPORATION+                                                       132,671
         13,325  INPUT OUTPUT INCORPORATED+                                                          129,386
         11,410  SYNOVIS LIFE TECHNOLOGIES INCORPORATED+                                             116,838

                                                                                                     648,139
                                                                                                ------------

MEMBERSHIP ORGANIZATIONS - 0.60%
        148,130  INTEGRATED ELECTRICAL SERVICES+                                                     155,537
                                                                                                ------------

METAL MINING - 6.46%
         18,610  APEX SILVER MINES LIMITED+                                                          441,987
          3,395  GLAMIS GOLD LIMITED+                                                                110,949
          5,315  GOLDCORP INCORPORATED                                                               155,464
          4,925  NEWMONT MINING CORPORATION                                                          255,558
         29,765  RANDGOLD RESOURCES LIMITED ADR+                                                     540,830
         13,235  SOUTHWESTERN RESOURCES CORPORATION+                                                 156,393

                                                                                                   1,661,181
                                                                                                ------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.43%
         14,885  BIRCH MOUNTAIN RESOURCES LIMITED+                                                   109,851
                                                                                                ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.17%
         13,570  ACCO BRANDS CORPORATION+                                                            301,254
                                                                                                ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.24%
          4,180  COVENANT TRANSPORT INCORPORATED CLASS A+                                             61,028
                                                                                                ------------

OIL & GAS EXTRACTION - 20.87%
          4,355  CANADIAN NATURAL RESOURCES LIMITED                                                  241,223
          1,595  FOREST OIL CORPORATION+                                                              59,302
         80,665  GLOBAL INDUSTRIES LIMITED+                                                        1,168,836
         20,030  GREY WOLF INCORPORATED+                                                             149,023
          1,295  HELMERICH & PAYNE INCORPORATED                                                       90,417
         29,120  KEY ENERGY SERVICES INCORPORATED+                                                   444,080
          1,614  MARINER ENERGY INCORPORATED+                                                         33,109
         20,550  MCMORAN EXPLORATION COMPANY+                                                        366,612
         24,685  NEWPARK RESOURCES INCORPORATED+                                                     202,417
          2,505  NOBLE ENERGY INCORPORATED                                                           110,020
         19,225  PETROHAWK ENERGY CORPORATION+                                                       263,382
         15,810  PETROQUEST ENERGY INCORPORATED+                                                     159,523
          4,060  PIONEER NATURAL RESOURCES COMPANY                                                   179,655
          3,775  PRIDE INTERNATIONAL INCORPORATED+                                                   117,705
         11,642  RANGE RESOURCES CORPORATION                                                         317,943
          2,650  ROWAN COMPANIES INCORPORATED+                                                       116,494
         56,995  SEITEL INCORPORATED+                                                                182,384
          5,375  TODCO CLASS A+                                                                      211,829

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                     VALUE
OIL & GAS EXTRACTION (continued)
          1,450  TRANSOCEAN INCORPORATED+                                                       $    116,435
         32,700  TRILOGY ENERGY TRUST                                                                544,603
         14,440  WILLBROS GROUP INCORPORATED+                                                        293,710

                                                                                                   5,368,702
                                                                                                ------------

PAPER & ALLIED PRODUCTS - 1.08%
          2,585  BOWATER INCORPORATED                                                                 76,464
         14,280  WAUSAU PAPER CORPORATION                                                            202,348

                                                                                                     278,812
                                                                                                ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.93%
          3,380  ASHLAND INCORPORATED                                                                240,250
                                                                                                ------------

PRIMARY METAL INDUSTRIES - 1.16%
          1,925  ENCORE WIRE CORPORATION+                                                             65,219
          2,425  OREGON STEEL MILLS INCORPORATED+                                                    124,087
          3,405  ROANOKE ELECTRIC STEEL CORPORATION                                                  109,982

                                                                                                     299,288
                                                                                                ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.06%
          3,425  E.W. SCRIPPS COMPANY CLASS A                                                        153,132
         20,250  JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                         251,100
          1,990  KNIGHT-RIDDER INCORPORATED                                                          125,788

                                                                                                     530,020
                                                                                                ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 2.82%
         47,195  CONSTAR INTERNATIONAL INCORPORATED+                                                 157,159
         40,810  INTERTAPE POLYMER GROUP INCORPORATED+                                               350,966
         23,305  ROYAL GROUP TECHNOLOGIES LIMITED+                                                   216,038

                                                                                                     724,163
                                                                                                ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.27%
         27,105  MARKETAXCESS HOLDINGS INCORPORATED+                                                 326,073
                                                                                                ------------

SOCIAL SERVICES - 0.37%
          7,585  ABB LIMITED ADR+                                                                     95,192
                                                                                                ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.55%
          8,150  GENTEX CORPORATION                                                                  142,299
                                                                                                ------------

TRANSPORTATION BY AIR - 1.64%
          8,405  AIRTRAN HOLDINGS INCORPORATED+                                                      152,214
          4,700  ALASKA AIR GROUP INCORPORATED+                                                      166,615
          9,715  JETBLUE AIRWAYS CORPORATION+                                                        104,145

                                                                                                     422,974
                                                                                                ------------

TRANSPORTATION EQUIPMENT - 0.19%
            400  SEQUA CORPORATION+                                                                   39,120
            355  TRANSDIGN GROUP INCORPORATED+                                                         9,141

                                                                                                      48,261
                                                                                                ------------

TRANSPORTATION SERVICES - 0.63%
         15,275  RAILAMERICA INCORPORATED+                                                           162,832
                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
 WHOLESALE TRADE NON-DURABLE GOODS - 1.66%
           5,010  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                  $   164,378
          23,005  SOURCE INTERLINK COMPANIES INCORPORATED+                                                         262,257

                                                                                                                   426,635
                                                                                                               -----------

 WHOLESALE TRADE-DURABLE GOODS - 2.86%
         240,695  COVALENT GROUP INCORPORATED+                                                                     541,564
          22,520  US HOME SYSTEMS INCORPORATED+                                                                    194,122

                                                                                                                   735,686
                                                                                                               -----------

 TOTAL COMMON STOCKS (COST $21,320,943)                                                                         25,586,076
                                                                                                               -----------

 SHORT-TERM INVESTMENTS - 0.17%
          43,198  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                       43,198
                                                                                                               -----------

 TOTAL SHORT-TERM INVESTMENTS (COST $43,198)                                                                        43,198
                                                                                                               -----------

 TOTAL INVESTMENTS IN SECURITIES
 (COST $21,364,141)*                                                   99.64%                                  $25,629,274

 OTHER ASSETS AND LIABILITIES, NET                                      0.36                                        91,689
                                                                     -------                                   -----------

 TOTAL NET ASSETS                                                     100.00%                                  $25,720,963
                                                                     -------                                   -----------

+     NON-INCOME EARNING SECURITIES.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $0. THE TOTAL COLLATERAL RECEIVED REPRESENTS 0.00% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $43,198.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS                                                                     STRIKE PRICE  EXPIRATION DATE

WRITTEN OPTIONS - (0.18%)
          (5)  CALIFORNIA PIZZA KITCHEN INCORPORATED CALL                         $30.00       07/22/2006      $    (1,800)
          (5)  CANADIAN NATURAL RESOURCES LIMITED CALL                             50.00       06/17/2006             (250)
         (10)  CANADIAN NATURAL RESOURCES LIMITED CALL                             55.00       06/17/2006           (4,500)
          (5)  CANADIAN NATURAL RESOURCES LIMITED CALL                             60.00       04/22/2006           (3,650)
         (10)  CHICAGO BRIDGE & IRON COMPANY NV CALL                               25.00       07/22/2006           (2,100)
         (10)  FOREST OIL CORPORATION CALL                                         45.00       05/20/2006           (8,800)
          (5)  NEWMONT MINING CORPORATION CALL                                     50.00       06/17/2006           (2,280)
         (40)  NOVEN PHARMACEUTICALS INCORPORATED CALL                             15.00       04/26/2006          (12,000)
         (20)  NOVEN PHARMACUETICALS INCORPORATED CALL                             12.50       04/25/2006          (10,600)

TOTAL WRITTEN OPTIONS (PREMIUM RECEIVED $37,744)                                                                   (45,980)
                                                                                                               -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


5

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                     VALUE
COMMON STOCKS - 98.65%

ADMINISTRATION OF HUMAN RESOURCE PROGRAMS - 0.14%
          8,900  KENEXA CORPORATION+                                                            $    273,675
                                                                                                ------------

AMUSEMENT & RECREATION SERVICES - 0.57%
         38,600  PINNACLE ENTERTAINMENT+                                                           1,087,362
                                                                                                ------------

APPAREL & ACCESSORY STORES - 1.97%
         48,000  AEROPOSTALE INCORPORATED+                                                         1,447,680
         92,800  CASUAL MALE RETAIL GROUP INCORPORATED+<<                                            903,872
         92,219  CHARMING SHOPPES INCORPORATED+<<                                                  1,371,297

                                                                                                   3,722,849
                                                                                                ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.55%
         74,876  QUIKSILVER INCORPORATED+<<                                                        1,037,781
                                                                                                ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 2.23%
        150,391  WRIGHT EXPRESS CORPORATION+                                                       4,218,468
                                                                                                ------------

BUSINESS SERVICES - 25.13%
         52,000  AQUANTIVE INCORPORATED+<<                                                         1,224,080
         65,251  COGENT INCORPORATED+<<                                                            1,196,703
         82,900  EPICOR SOFTWARE CORPORATION+                                                      1,113,347
         59,674  GEVITY HR INCORPORATED                                                            1,459,626
         96,300  GLOBAL CASH ACCESS INCORPORATED+                                                  1,687,176
         68,549  HUDSON HIGHLAND GROUP INCORPORATED+                                               1,298,318
        109,671  HYPERCOM CORPORATION+                                                             1,019,940
              7  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                             67
         50,177  JUPITERMEDIA CORPORATION+<<                                                         902,183
         99,900  LABOR READY INCORPORATED+                                                         2,392,605
         44,432  MARCHEX INCORPORATED CLASS B+<<                                                     955,288
              1  NETIQ CORPORATION+                                                                       11
         51,359  OPEN SOLUTIONS INCORPORATED+<<                                                    1,402,614
         97,987  PEOPLESUPPORT INCORPORATED+                                                         960,273
         91,396  PLANETOUT INCORPORATED+                                                             927,669
        253,398  QUEST SOFTWARE INCORPORATED+<<                                                    4,231,747
        168,100  REALNETWORKS INCORPORATED+                                                        1,386,825
         41,608  SAFENET INCORPORATED+<<                                                           1,101,780
        180,198  SECURE COMPUTING CORPORATION+                                                     2,079,485
         85,381  SI INTERNATIONAL INCORPORATED+                                                    3,001,142
        310,800  SKILLSOFT PLC ADR+                                                                1,628,592
        106,271  TALEO CORPORATION CLASS A+<<                                                      1,386,837
         70,200  TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                              2,190,942
        368,528  VALUECLICK INCORPORATED+                                                          6,235,494
         44,613  VENTIV HEALTH INCORPORATED+                                                       1,482,044
        157,614  WEBEX COMMUNICATIONS INCORPORATED+<<                                              5,306,863
        121,101  WEBMETHODS INCORPORATED+                                                          1,019,670

                                                                                                  47,591,321
                                                                                                ------------

CHEMICALS & ALLIED PRODUCTS - 6.90%
         48,548  ADAMS RESPIRATORY THERAPEUTICS INCORPORATED+                                      1,930,754
         78,353  ALKERMES INCORPORATED+<<                                                          1,727,684
         67,468  FIRST HORIZON PHARMACEUTICAL CORPORATION+<<                                       1,700,868
         65,700  MGI PHARMA INCORPORATED+                                                          1,149,750
         27,025  NEUROCRINE BIOSCIENCES INCORPORATED+                                              1,744,193
         85,152  ONYX PHARMACEUTICALS INCORPORATED+<<                                              2,236,092
         39,000  PAREXEL INTERNATIONAL CORPORATION+                                                1,031,160

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                     VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
         63,200  SEROLOGICALS CORPORATION+                                                      $  1,545,872

                                                                                                  13,066,373
                                                                                                ------------

COMMUNICATIONS - 4.01%
         72,176  CBEYOND COMMUNICATIONS INCORPORATED+<<                                            1,273,906
        101,574  LODGENET ENTERTAINMENT CORPORATION+                                               1,582,523
        105,050  NEUSTAR INCORPORATED CLASS A+                                                     3,256,550
        145,775  UBIQUITEL INCORPORATED+                                                           1,472,328

                                                                                                   7,585,307
                                                                                                ------------

DEPOSITORY INSTITUTIONS - 1.28%
         30,550  FIDELITY BANKSHARES INCORPORATED                                                  1,027,397
         26,200  SVB FINANCIAL GROUP+                                                              1,389,910

                                                                                                   2,417,307
                                                                                                ------------

EATING & DRINKING PLACES - 1.26%
         73,815  CALIFORNIA PIZZA KITCHEN INCORPORATED+                                            2,395,297
                                                                                                ------------

EDUCATIONAL SERVICES - 1.98%
         42,067  LAUREATE EDUCATION INCORPORATED+                                                  2,245,536
         14,700  STRAYER EDUCATION INCORPORATED                                                    1,503,222

                                                                                                   3,748,758
                                                                                                ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.81%
        269,500  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                        4,004,770
         68,600  MICROSEMI CORPORATION+                                                            1,996,946
        468,547  NMS COMMUNICATIONS CORPORATION+                                                   1,766,422
         93,555  UNIVERSAL DISPLAY CORPORATION+<<                                                  1,345,321

                                                                                                   9,113,459
                                                                                                ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 8.18%
         37,206  ADVISORY BOARD COMPANY+                                                           2,074,979
         51,300  CV THERAPEUTICS INCORPORATED+                                                     1,132,704
         36,400  GEN-PROBE INCORPORATED+                                                           2,006,368
         50,350  HURON CONSULTING GROUP INCORPORATED+                                              1,525,102
         69,735  LUMINEX CORPORATION+                                                              1,036,262
        114,190  NAVIGANT CONSULTING INCORPORATED+                                                 2,437,956
        211,575  RESOURCES CONNECTION INCORPORATED+<<                                              5,270,333

                                                                                                  15,483,704
                                                                                                ------------

FOOD & KINDRED PRODUCTS - 0.93%
        107,211  SENOMYX INCORPORATED+                                                             1,764,693
                                                                                                ------------

HEALTH SERVICES - 1.63%
         95,200  NEKTAR THERAPEUTICS+<<                                                            1,940,176
         29,500  SUNRISE SENIOR LIVING INCORPORATED+<<                                             1,149,615

                                                                                                   3,089,791
                                                                                                ------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.00%
         40,016  GAMESTOP CORPORATION+<<                                                           1,886,354
                                                                                                ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.73%
         73,277  GAYLORD ENTERTAINMENT COMPANY+                                                    3,325,310

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                     VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES (continued)
         95,319  ORIENT EXPRESS HOTELS LIMITED CLASS A                                          $  3,739,365

                                                                                                   7,064,675
                                                                                                ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.42%
         34,325  A.S.V. INCORPORATED+<<                                                            1,105,952
         25,705  ACTUANT CORPORATION CLASS A                                                       1,573,660
         58,145  GARDNER DENVER INCORPORATED+                                                      3,791,054

                                                                                                   6,470,666
                                                                                                ------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.56%
         18,877  NATIONAL FINANCIAL PARTNERS CORPORATION                                           1,066,928
                                                                                                ------------

INSURANCE CARRIERS - 0.88%
         33,442  THE NAVIGATORS GROUP INCORPORATED+                                                1,658,723
                                                                                                ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.05%
         38,900  ADVANCED MEDICAL OPTICS INCORPORATED+<<                                           1,814,296
         50,232  DJ ORTHOPEDICS INCORPORATED+                                                      1,997,224
         25,700  HAEMONETICS CORPORATION+                                                          1,304,789
        132,817  IXIA+                                                                             1,893,970
         58,300  KYPHON INCORPORATED+<<                                                            2,168,760
         56,996  NUVASIVE INCORPORATED+                                                            1,074,375
         62,900  THORATEC LABS CORPORATION+                                                        1,212,083

                                                                                                  11,465,497
                                                                                                ------------

MEMBERSHIP ORGANIZATIONS - 2.96%
         11,729  AVIALL+                                                                             446,640
         38,800  HORNBECK OFFSHORE+                                                                1,399,516
        105,221  TRAMMELL CROW CO+                                                                 3,752,181

                                                                                                   5,598,337
                                                                                                ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.58%
        162,245  IDENTIX INCORPORATED+<<                                                           1,291,470
         47,595  SHUFFLE MASTER INCORPORATED+<<                                                    1,701,046

                                                                                                   2,992,516
                                                                                                ------------

MISCELLANEOUS RETAIL - 2.27%
         86,971  CKX INCORPORATED+                                                                 1,136,711
        127,230  PRICELINE.COM INCORPORATED+<<                                                     3,160,393

                                                                                                   4,297,104
                                                                                                ------------

OIL & GAS EXTRACTION - 3.35%
         38,125  COMSTOCK RESOURCES INCORPORATED+                                                  1,131,931
         71,373  GOODRICH PETROLEUM CORPORATION+<<                                                 1,927,071
         51,300  KCS ENERGY INCORPORATED+                                                          1,333,800
         41,500  TETRA TECH INCORPORATED+                                                          1,952,160

                                                                                                   6,344,962
                                                                                                ------------

PERSONAL SERVICES - 1.77%
         56,800  JACKSON HEWITT TAX SERVICE INCORPORATED                                           1,793,744
         38,364  STEINER LEISURE LIMITED+                                                          1,553,742

                                                                                                   3,347,486
                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                    VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.51%
         32,500  VISTAPRINT LIMITED+                                                                          $    970,125
                                                                                                              ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.63%
         29,700  INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                       1,479,060
         55,200  OPTIONSXPRESS HOLDINGS INCORPORATED                                                             1,605,216

                                                                                                                 3,084,276
                                                                                                              ------------

TRANSPORTATION EQUIPMENT - 0.79%
         64,250  K & F INDUSTRIES HOLDINGS INCORPORATED+                                                         1,066,550
         24,404  RUSH ENTERPRISES INCORPORATED+                                                                    429,022

                                                                                                                 1,495,572
                                                                                                              ------------

TRANSPORTATION SERVICES - 1.22%
         50,590  HUB GROUP INCORPORATED CLASS A+                                                                 2,305,892
                                                                                                              ------------

WHOLESALE TRADE-DURABLE GOODS - 5.36%
         47,500  BARNES GROUP INCORPORATED                                                                       1,923,750
         67,100  INTERLINE BRANDS INCORPORATED+                                                                  1,692,933
        154,758  PSS WORLD MEDICAL INCORPORATED+                                                                 2,985,282
         52,302  WESCO INTERNATIONAL INCORPORATED+                                                               3,557,059

                                                                                                                10,159,024
                                                                                                              ------------

TOTAL COMMON STOCKS (COST $159,357,930)                                                                        186,804,282
                                                                                                              ------------

COLLATERAL FOR SECURITIES LENDING - 24.07%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.01%
         15,745  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                             15,745
         11,930  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                    11,930

                                                                                                                    27,675
                                                                                                              ------------


PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 24.06%
$       165,028  AMERICAN GENERAL FINANCE CORPORATION                                 4.78%      04/13/2007        165,096
         68,707  APRECO LLC                                                           4.62       05/15/2006         68,323
        150,377  APRECO LLC                                                           4.94       06/15/2006        148,896
         91,682  ASPEN FUNDING CORPORATION                                            4.92       04/03/2006         91,682
        916,822  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN                         4.62       11/03/2006        916,822
        220,037  ATLAS CAPITAL FUNDING LIMITED                                        4.62       05/15/2006        218,807
        103,216  ATLAS CAPITAL FUNDING LIMITED                                        4.80       04/17/2006        103,025
        458,411  ATLAS CAPITAL FUNDING LIMITED                                        4.80       10/20/2006        458,411
        458,411  ATLAS CAPITAL FUNDING LIMITED                                        4.80       12/22/2006        458,411
         73,346  ATOMIUM FUNDING CORPORATION                                          4.53       04/12/2006         73,259
         63,609  BETA FINANCE INCORPORATED SERIES MTN                                 4.88       06/02/2006         63,617
      9,131,550  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $9,135,302)         4.93       04/03/2006      9,131,550
        272,186  BUCKINGHAM CDO LLC++                                                 4.60       04/06/2006        272,077
        892,361  BUCKINGHAM CDO LLC                                                   4.82       04/21/2006        890,238
        458,411  BUCKINGHAM CDO LLC                                                   4.82       04/25/2006        457,077
        476,748  BUCKINGHAM II CDO LLC++                                              4.83       04/25/2006        475,360
      1,833,645  BUCKINGHAM II CDO LLC                                                4.83       04/26/2006      1,828,070
        550,093  CAIRN HIGH GRADE FUNDING I                                           4.59       04/06/2006        549,873
         44,007  CAIRN HIGH GRADE FUNDING I                                           4.71       04/26/2006         43,874
        238,374  CAIRN HIGH GRADE FUNDING I                                           4.77       05/10/2006        237,201
        770,131  CAIRN HIGH GRADE FUNDING I                                           4.83       04/27/2006        767,689
        458,411  CAIRN HIGH GRADE FUNDING I++                                         4.83       05/02/2006        456,655
        253,043  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.69       05/08/2006        251,864

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$        81,542  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.70%      05/10/2006   $     81,141
        366,729  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.72       05/12/2006        364,826
        922,048  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.78       04/05/2006        921,808
        183,364  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.90       06/07/2006        181,756
        488,025  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.92       06/12/2006        483,413
      1,008,505  CONCORD MINUTEMEN CAPITAL COMPANY                                    4.72       04/12/2006      1,008,505
        183,364  CONCORD MINUTEMEN CAPITAL COMPANY                                    4.75       04/18/2007        183,365
        645,443  CONSOLIDATED EDISON INCORPORATED                                     4.90       04/03/2006        645,443
         45,841  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.81       04/13/2006         45,781
        568,430  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1                      4.92       05/04/2006        568,146
        458,411  CULLINAN FINANCE CORPORATION                                         4.71       11/15/2006        458,393
        366,729  DEER VALLEY FUNDING LLC++                                            4.51       04/10/2006        366,388
        238,374  DEER VALLEY FUNDING LLC                                              4.80       05/03/2006        237,427
        468,588  DEER VALLEY FUNDING LLC                                              4.81       04/17/2006        467,721
      1,117,185  DEER VALLEY FUNDING LLC                                              4.83       04/19/2006      1,114,816
        916,822  DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE $917,192)         4.84       04/03/2006        916,822
         55,009  EIFFEL FUNDING LLC                                                   4.78       04/17/2006         54,908
        878,114  EIFFEL FUNDING LLC                                                   4.91       04/03/2006        878,114
        660,497  EUREKA SECURITIZATION INCORPORATED                                   4.88       05/16/2006        656,719
         15,109  GALLEON CAPITAL LLC                                                  4.65       04/03/2006         15,109
         27,505  GEMINI SECURITIZATION INCORPORATED                                   4.90       05/24/2006         27,317
        440,075  GOLDMAN SACHS GROUP INCORPORATED                                     4.97       06/30/2006        440,075
      1,313,806  HARRIER FINANCE FUNDING LLC                                          4.62       04/03/2006      1,313,806
        293,383  ING USA ANNUITY & LIFE INSURANCE                                     5.03       06/06/2006        293,383
      3,682,137  JPM CHASE SECURITYCORPORATION REPURCHASE AGREEMENT (MATURITY
                 VALUE $3,683,650)                                                    4.93       04/03/2006      3,682,137
         23,837  K2 USA LLC                                                           4.63       05/02/2006         23,746
         84,806  K2 USA LLC SERIES MTN                                                4.87       07/24/2006         84,827
        275,047  KAUPTHING BANK HF++                                                  4.84       03/20/2007        274,992
         36,673  KLIO II FUNDING CORPORATION                                          4.58       04/05/2006         36,663
         44,191  KLIO III FUNDING CORPORATION                                         4.69       04/19/2006         44,097
         18,336  LEXINGTON PARKER CAPITAL CORPORATION                                 4.62       05/02/2006         18,266
         69,605  LEXINGTON PARKER CAPITAL CORPORATION                                 4.69       05/10/2006         69,263
        458,411  LIBERTY LIGHT US CAPITAL SERIES MTN                                  4.81       05/26/2006        458,439
         36,673  LINKS FINANCE LLC SERIES MTN1                                        4.68       09/12/2006         36,673
        275,047  LIQUID FUNDING LIMITED                                               4.61       12/01/2006        275,047
        421,738  LIQUID FUNDING LIMITED                                               4.71       08/14/2006        421,738
        110,019  LIQUID FUNDING LIMITED                                               4.94       04/24/2006        110,023
        110,019  LIQUID FUNDING LIMITED SERIES MTN                                    4.83       02/20/2007        110,013
        183,364  MBIA GLOBAL FUNDING LLC                                              4.78       02/20/2007        183,353
        921,406  MERRILL LYNCH & COMPANY SERIES MTN                                   4.80       10/27/2006        922,098
        550,093  MORGAN STANLEY                                                       4.94       10/10/2006        550,093
         84,806  MORGAN STANLEY SERIES EXL                                            4.78       08/13/2010         84,829
        315,735  MORTGAGE INTEREST NET TRUST                                          4.68       04/03/2006        315,735
        414,404  MORTGAGE INTEREST NET TRUST                                          4.78       05/03/2006        412,759
         18,336  NATIONWIDE BUILDING SOC                                              4.74       07/21/2006         18,345
        404,374  NEWPORT FUNDING CORPORATION                                          4.92       04/03/2006        404,374
        641,776  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.68       04/04/2006        641,692
        555,209  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            4.78       04/03/2006        555,209
         81,744  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.93       06/26/2006         80,817
         34,839  NORDEA NORTH AMERICA INCORPORATED                                    4.89       05/15/2006         34,645
        967,248  NORTHERN ROCK PLC                                                    4.63       04/21/2006        967,112
        916,822  NORTHERN ROCK PLC                                                    4.66       02/05/2007        916,832
         72,484  NORTHERN ROCK PLC                                                    4.69       04/24/2006         72,283
         74,171  RACERS TRUST 2004-6-MM                                               4.79       05/22/2006         74,181
         18,336  SCALDIS CAPITAL LIMITED                                              4.93       06/15/2006         18,156
         73,346  TANGO FINANCE CORPORATION                                            4.95       06/21/2006         72,564
        212,024  TANGO FINANCE CORPORATION SERIES MTN                                 4.87       10/25/2006        212,094
        106,003  TRAVELERS INSURANCE COMPANY                                          4.77       02/09/2007        106,001
        458,411  UNICREDITO ITALIANO SERIES LIB                                       4.70       03/09/2007        458,384
        458,411  UNICREDITO ITALIANO SERIES YCD                                       4.47       04/03/2006        458,411
        696,785  US BANK NA SERIES BKNT                                               4.66       07/28/2006        696,806

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE     VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$       183,364  WHISTLEJACKET CAPITAL LIMITED                                        4.65%      06/09/2006   $    183,364
         18,336  WHITE PINE FINANCE LLC                                               4.64       04/18/2006         18,300
        458,411  WHITE PINE FINANCE LLC                                               4.70       07/17/2006        458,411
         91,682  WHITE PINE FINANCE LLC                                               4.82       05/05/2006         91,292
         74,849  WHITE PINE FINANCE LLC                                               4.84       05/25/2006         74,329
         56,330  WHITE PINE FINANCE LLC                                               4.93       06/20/2006         55,736
        483,880  WHITE PINE FINANCE LLC                                               4.93       06/22/2006        478,655
        440,075  WHITE PINE FINANCE LLC SERIES MTN1                                   4.81       06/12/2006        440,114

                                                                                                                45,555,957
                                                                                                              ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $45,583,632)                                                      45,583,632
                                                                                                              ------------
SHARES

SHORT-TERM INVESTMENTS - 1.66%
      3,146,529  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                      3,146,529

TOTAL SHORT-TERM INVESTMENTS (COST $3,146,529)                                                                   3,146,529
                                                                                                              ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $208,088,091)*                                                 124.38%                                  $235,534,443
                                                                    -------                                   ------------

OTHER ASSETS AND LIABILITIES, NET                                    (24.38)                                   (46,161,759)
                                                                    -------                                   ------------

TOTAL NET ASSETS                                                     100.00%                                  $189,372,684
                                                                    -------                                   ------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,146,529.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


6

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE    MATURITY DATE     VALUE
ASSET BACKED SECURITIES - 13.12%
$      99,000  ADVANTA BUSINESS CARD MASTER TRUST SERIES 2006-A1 CLASS A1                      5.15%        10/20/2010   $    98,752
      276,426  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2003-DM CLASS A4                2.84         08/06/2010       272,108
      117,000  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2005-DA CLASS A2                4.75         11/06/2008       116,788
      113,000  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2006-1 CLASS A3                 5.11         10/06/2010       112,576
      174,993  AMERIQUEST MORTGAGE SECURITIES INCORPORATED SERIES 2004-R12 CLASS A3+/-         5.10         01/25/2035       175,150
       36,290  ATLANTIC CITY ELECTRIC TRANSITION FUNDING LLC SERIES 2003-1 CLASS A1            2.89         07/20/2011        34,951
      166,000  BRAZOS HIGHER EDUCATION AUTHORITY INCORPORATED SERIES 2006-1 CLASS A2R+/-       5.03         12/01/2041       164,958
      250,000  CABELA'S MASTER CREDIT CARD TRUST SERIES 2005-1A CLASS 1A++                     4.97         10/15/2013       246,719
      120,812  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-1 CLASS A3                     2.00         11/15/2007       119,502
       95,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-2 CLASS A2                     3.35         02/15/2008        93,907
      132,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2006-1 CLASS A3                     5.03         10/15/2009       131,434
      155,000  CAPITAL ONE MASTER TRUST SERIES 2001-3A CLASS A                                 5.45         03/16/2009       155,088
       60,000  CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2005-A3 CLASS A3                 4.05         03/15/2013        57,480
      166,000  CAPITAL ONE PRIME AUTO RECEIVABLES TRUST SERIES 2006-1 CLASS A3                 4.99         09/15/2010       165,382
      168,000  CARRINGTON MORTGAGE LOAN TRUST SERIES 2005-NC3 CLASS A1B+/-                     4.98         06/25/2035       168,019
      148,000  CARRINGTON MORTGAGE LOAN TRUST SERIES 2005-OPT2 CLASS A1B+/-                    4.97         05/25/2035       148,039
      145,219  CHASE MANHATTAN AUTO OWNER TRUST SERIES 2003-A CLASS A4                         2.06         12/15/2009       142,001
      252,002  CHASE MANHATTAN AUTO OWNER TRUST SERIES 2004-A CLASS A3                         2.08         05/15/2008       249,512
      351,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A1 CLASS A1                     2.55         01/20/2009       343,734
      147,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-B1 CLASS B1                     4.40         09/15/2010       143,695
      431,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2006-A3 CLASS A3                     5.35         03/15/2018       425,916
       76,412  COMED TRANSITIONAL FUNDING TRUST SERIES 1998-1 CLASS A6                         5.63         06/25/2009        76,596
       34,000  COMED TRANSITIONAL FUNDING TRUST SERIES 1998-1 CLASS A7                         5.74         12/25/2010        34,304
      260,000  COUNTRYWIDE ASSET-BACKED CERFITICATES SERIES 2006-S1 CLASS A2                   5.55         04/25/2036       259,675
       99,242  COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2005-12 CLASS 1A1+/-               4.73         02/25/2036        99,246
       68,000  COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2005-17 CLASS 1AF2+/-              5.36         05/25/2036        67,582
       69,739  COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2005-BC4 CLASS 2A1+/-              4.94         08/25/2035        69,748
      247,364  DAIMLERCHRYSLER AUTO TRUST SERIES 2004-B CLASS A3                               3.18         09/08/2008       244,979
      136,714  ENCORE CREDIT RECEIVABLES TRUST SERIES 2005-3 CLASS 2A1+/-                      4.94         10/25/2035       136,742
      224,000  FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A3                             3.48         11/15/2008       221,266
      206,000  FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A3                             4.17         01/15/2009       204,038
      276,000  FORD CREDIT AUTO OWNER TRUST SERIES 2006-A CLASS A4                             5.08         12/15/2010       274,541
       48,000  FRANKLIN AUTO TRUST SERIES 2005-1 CLASS A2                                      4.84         09/22/2008        47,890
       72,824  HARLEY-DAVIDSON MOTORCYCLE TRUST SERIES 2003-1 CLASS A2                         2.63         11/15/2010        71,132
      340,432  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2004-2 CLASS A3                       3.30         06/16/2008       337,239
      100,000  HOUSEHOLD AUTOMOTIVE TRUST SERIES 2005-3 CLASS A2                               4.70         01/20/2009        99,757
      180,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A4                           4.18         02/15/2012       174,021
       47,891  ILLINOIS POWER SPECIAL PURPOSE TRUST SERIES 1998-1 CLASS A6                     5.54         06/25/2009        47,993
      168,000  JP MORGAN MORTGAGE ACQUISITION CORPORATION SERIES 2005-OPT2 CLASS A3+/-         5.06         12/25/2035       168,173
      106,172  MASSACHUSETTS RRB SPECIAL PURPOSE TRUST SERIES 2001-1 CLASS A                   6.53         06/01/2015       110,776
       77,947  MASTER ASSET BACKED SECURITIES TRUST SERIES 2004-FRE1 CLASS A2+/-               5.16         07/25/2034        78,037
       43,781  MASTER ASSET BACKED SECURITIES TRUST SERIES 2004-OPT2 CLASS A2+/-               5.17         09/25/2034        43,857
      143,814  MASTER ASSET BACKED SECURITIES TRUST SERIES 2005-AB1 CLASS A1B+/-               5.14         11/25/2035       143,023
       97,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2006-A1 CLASS A1                      4.90         07/15/2011        96,111
      119,552  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2005-SD1 CLASS A1+/-       5.00         05/25/2046       119,570
      187,169  MORGAN STANLEY ABS CAPITAL I SERIES 2004-WMC2 CLASS A2+/-                       5.18         07/25/2034       187,167
      337,000  MORGAN STANLEY ABS CAPITAL I SERIES 2005-HE2 CLASS A3B+/-                       5.04         01/25/2035       337,300
      124,350  MORGAN STANLEY ABS CAPITAL I SERIES 2006-NC1 CLASS A1+/-                        4.90         12/25/2035       124,340
      104,000  NISSAN AUTO LEASE TRUST SERIES 2005-A CLASS A2                                  4.61         01/15/2008       103,705
       86,293  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2005-B CLASS A2                      3.75         09/17/2007        86,048
       67,000  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2006-A CLASS A4                      4.77         07/15/2011        66,136
      118,000  NORTHSTAR EDUCATION FINANCE INCORPORATED SERIES 2005-1 CLASS A5                 4.74         01/01/2043       115,603
      149,000  NOVASTAR HOME EQUITY LOAN SERIES 2005-2 CLASS A2B+/-                            4.97         10/25/2035       149,013
      157,608  OPTION ONE MORTGAGE LOAN TRUST SERIES 2006-1 CLASS 2A1+/-                       4.89         01/25/2036       157,607
       84,981  OWNIT MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES 2006-1 CLASS AF1+/-        5.42         12/25/2036        84,516
      116,724  PECO ENERGY TRANSITION TRUST SERIES 1999-A CLASS A6                             6.05         03/01/2009       117,312
      106,000  PECO ENERGY TRANSITION TRUST SERIES 2001-A CLASS A1                             6.52         12/31/2010       110,727
       59,000  PG&E ENERGY RECOVERY FUNDING LLC SERIES 2005-1 CLASS A2                         3.87         06/25/2011        57,635
       66,000  PG&E ENERGY RECOVERY FUNDING LLC SERIES 2005-1 CLASS A4                         4.37         06/25/2014        63,269
      262,000  PG&E ENERGY RECOVERY FUNDING LLC SERIES 2005-2 CLASS A1                         4.85         06/25/2011       260,417
      119,000  PG&E ENERGY RECOVERY FUNDING LLC SERIES 2005-2 CLASS A3                         5.12         12/25/2014       117,611
       67,936  RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES 2003-RS3 CLASS
               A2+/-                                                                           5.18         04/25/2033        68,129

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE    MATURITY DATE     VALUE
ASSET BACKED SECURITIES (continued)
$     276,000  SLM STUDENT LOAN TRUST SERIES 2003-11 CLASS A5++                                2.99%        12/15/2022  $    271,645
      186,000  SLM STUDENT LOAN TRUST SERIES 2004-1 CLASS A2+/-                                3.79         07/25/2018       186,692
      125,000  SLM STUDENT LOAN TRUST SERIES 2005-7 CLASS A3                                   4.41         07/25/2025       123,119
      336,000  SLM STUDENT LOAN TRUST SERIES 2005-8 CLASS A4                                   4.25         01/25/2028       328,517
      183,000  SPECIALTY UNDERWRITING & RESIDENTIAL FINANCE SERIES 2005-BC1 CLASS A1B+/-       5.05         12/25/2035       183,077
      165,495  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2005-11 CLASS A4+/-               4.91         01/25/2036       165,494
      147,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2005-11 CLASS A6+/-               5.04         01/25/2036       147,077
       51,285  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2005-5 CLASS A2+/-                4.91         06/25/2035        51,290
      167,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-A CLASS A3                       4.77         01/12/2011       165,517
      105,000  USAA AUTO OWNER TRUST SERIES 2005-3 CLASS A2                                    4.52         06/16/2008       104,546
      170,000  WACHOVIA AUTO OWNER TRUST SERIES 2005-B CLASS A2                                4.82         02/20/2009       169,562
       30,037  WFS FINANCIAL OWNER TRUST SERIES 2003-1 CLASS A4                                2.74         09/20/2010        29,786
       45,832  WFS FINANCIAL OWNER TRUST SERIES 2003-4 CLASS A4                                3.15         05/20/2011        44,972
       25,000  WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A3A                               4.25         06/17/2010        24,664
      222,000  WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A4                                4.38         05/17/2013       217,310

TOTAL ASSET BACKED SECURITIES (COST $11,288,495)                                                                          11,211,810
                                                                                                                        ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 18.27%
      120,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2006-1 CLASS A4+/-        5.37         09/10/2045     118,052
      166,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
               2006-PW11 CLASS AAB+/-                                                          5.63         03/11/2039       165,902
       37,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2004-ESA CLASS B++           4.89         05/14/2016        36,504
      223,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2004-ESA CLASS C++           4.94         05/14/2016       220,326
      260,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PWR8 CLASS AAB          4.58         06/11/2041       246,152
      325,000  CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE SERIES 2006-CD2 CLASS AAB+/-        5.58         01/15/2046       322,623
      167,000  CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-CD1 CLASS
               A4+/-                                                                           5.23         07/15/2044       163,701
      140,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 1999-1 CLASS E+/-          7.09         05/15/2032       145,883
       40,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2000-C1 CLASS C            7.71         08/15/2033        43,183
      106,238  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-J4 CLASS 2A1B+/-                 4.94         07/25/2035       106,193
       66,000  CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATE SERIES 2006-C1 CLASS B+/-            5.74         02/15/2016        65,515
      203,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2001-CP4 CLASS A4        6.18         12/15/2035       209,324
      256,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-CKS4 CLASS
               A2                                                                              5.18         11/15/2036       251,967
      163,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-CP3 CLASS A3        5.60         07/15/2035       163,974
      292,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2003-C4 CLASS A4+/-      5.14         08/15/2036       284,652
      198,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2004-C2 CLASS A2+/-      5.42         05/15/2036       195,099
      135,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2005-C6 CLASS B+/-       5.23         12/15/2040       129,744
    1,913,693  FHLB SERIES VN-2015 CLASS A                                                     5.46         11/27/2015     1,896,948
      273,423  FHLMC SERIES 2515 CLASS MG                                                      4.00         09/15/2017       260,749
      261,000  FHLMC SERIES 2582 CLASS NY                                                      5.00         09/15/2033       243,732
      331,000  FHLMC SERIES 2591 CLASS PB                                                      4.00         02/15/2030       312,203
       52,089  FHLMC SERIES 3000 CLASS PA                                                      3.90         01/15/2023        50,153
      379,042  FHLMC SERIES 3014 CLASS NA<<                                                    4.50         11/15/2025       370,921
      412,057  FHLMC SERIES 3086 CLASS PA                                                      5.50         05/15/2026       412,229
      476,000  FHLMC SERIES 3102 CLASS PH                                                      5.00         07/15/2031       457,626
    1,015,000  FHLMC SERIES 3117 CLASS PC                                                      5.00         06/15/2031       988,435
      808,000  FHLMC SERIES 3117 CLASS PL                                                      5.00         08/15/2034       760,320
      111,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C3 CLASS A3           6.42         08/15/2033       115,637
      111,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE TRUST PASS-THROUGH
               CERTIFICATES SERIES 2001-C4 CLASS B                                             6.42         12/12/2033       116,115
       82,197  FNMA SERIES 2002-M3 CLASS B                                                     4.37         09/25/2010        79,632
      333,167  FNMA SERIES 2003-34 CLASS QJ                                                    4.50         01/25/2016       327,333
      277,482  FNMA SERIES 2003-35 CLASS MG                                                    4.50         07/25/2015       274,045
      114,398  FNMA SERIES 2004-69 CLASS CT                                                    4.50         06/25/2018       110,975
       55,000  FNMA SERIES 2004-7 CLASS JK                                                     4.00         02/25/2019        48,748
      203,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-3 CLASS A2               6.07         06/10/2038       209,153
      275,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-2A CLASS A3              5.35         08/11/2036       273,587
       80,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-3A CLASS A2              5.00         12/10/2037        78,137
       66,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2003-C2 CLASS A4              5.15         07/10/2037        64,449

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE   MATURITY DATE      VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$      75,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2002-C2 CLASS A3        5.71%        10/15/2038  $     76,105
      196,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2002-C3 CLASS A2        4.93         07/10/2039       190,114
      338,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2003-C3 CLASS A4        5.02         04/10/2040       326,644
       99,093  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C1 CLASS A1        3.12         03/10/2038        95,786
       32,620  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C2 CLASS A1        3.90         08/10/2038        31,808
      133,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2006-C1 CLASS B+/-      5.43         11/10/2045       129,808
       95,000  GNMA SERIES 2006-8 CLASS A                                                      3.94         08/16/2025        91,590
      173,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2005-GG CLASS
               AAB+/-                                                                          5.19         04/10/2037       169,239
       56,000  GS MORTGAGE SECURITIES CORPORATION II SERIES 1998-C1 CLASS B                    6.97         10/18/2030        57,955
      199,000  GS MORTGAGE SECURITIES CORPORATION II SERIES 2006-GG6 CLASS A4+/-               5.55         04/10/2038       198,427
      364,000  GS MORTGAGE SECURITIES CORPORATION SERIES II 1998-GLII CLASS A2                 6.56         04/13/2031       371,461
      236,000  JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
               2003-CB7 CLASS A4+/-                                                            4.88         01/12/2038       226,205
       41,000  JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
               2005-CB11 CLASS ASB+/-                                                          5.20         08/12/2037        40,402
       47,000  JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
               2005-LDP5 CLASS B+/-                                                            5.33         12/15/2044        45,933
      431,000  JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES SERIES 2006-CB14 CLASS
               A3B+/-                                                                          5.67         12/12/2044       429,140
      120,726  LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS A1                    7.11         10/15/2032       121,395
       55,000  LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS B                     7.43         10/15/2032        58,467
      109,000  LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS A4+/-                     4.93         09/15/2035       105,130
      177,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CKI1 CLASS ASB+/-                      5.24         11/12/2037       174,779
      308,000  MORGAN STANLEY CAPITAL I SERIES 2003-T11 CLASS A4                               5.15         06/13/2041       300,397
      168,000  MORGAN STANLEY CAPITAL I SERIES 2004-HQ4 CLASS A2                               3.92         04/14/2040       163,490
      327,000  MORGAN STANLEY CAPITAL I SERIES 2005-HQ6 CLASS A4A                              4.99         08/13/2042       313,386
      162,608  SPECIALTY UNDERWRITING & RESIDENTIAL FINANCE SERIES 2005-BC4 CLASS A2A+/-       4.93         09/25/2036       162,632
       97,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS A3                 4.96         08/15/2035        94,824
      116,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A3                 4.45         11/15/2035       111,440
       94,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C17 CLASS A4+/-             5.08         03/15/2042        90,654
      195,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C19 CLASS APB               4.62         05/15/2044       184,718
      139,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C21 CLASS A4+/-             5.19         10/15/2044       135,860
      337,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2006-C23 CLASS A4+/-             5.42         01/15/2045       332,126
      326,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2006-C24 CLASS A3                5.53         03/15/2045       324,625
      139,000  WASHINGTON MUTUAL ASSET SECURITIES CORPORATION SERIES 2005-C1A CLASS
               AJ+++/-                                                                         5.19         05/25/2036       136,627

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $15,820,659)                                                              15,611,088
                                                                                                                        ------------

CORPORATE BONDS & NOTES - 15.06%

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.13%
      115,000  DAIMLERCHRYSLER NA HOLDINGS                                                     5.88         03/15/2011       114,484
                                                                                                                        ------------

BUSINESS SERVICES - 0.24%
      200,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                                6.00         06/15/2012       205,399
                                                                                                                        ------------

CHEMICALS & ALLIED PRODUCTS - 0.44%
       45,000  TEVA PHARMACEUTICAL FINANCE LLC                                                 5.55         02/01/2016        43,406
      100,000  TEVA PHARMACEUTICAL FINANCE LLC                                                 6.15         02/01/2036        94,252
      245,000  WYETH                                                                           5.50         02/15/2016       240,600

                                                                                                                             378,258
                                                                                                                        ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE   MATURITY DATE      VALUE
COMMUNICATIONS - 2.51%
$      90,000  AMERICA MOVIL SA DE CV                                                          6.38%        03/01/2035  $     84,621
      105,000  AOL TIME WARNER INCORPORATED                                                    7.70         05/01/2032       115,470
       55,000  AT&T CORPORATION                                                                7.30         11/15/2011        59,455
      200,000  AT&T INCORPORATED                                                               6.15         09/15/2034       189,927
       65,000  CINGULAR WIRELESS SERVICES                                                      8.13         05/01/2012        72,984
      110,000  COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                              8.38         03/15/2013       123,711
       55,000  COMCAST CORPORATION                                                             5.90         03/15/2016        53,938
       80,000  COMCAST CORPORATION                                                             5.65         06/15/2035        69,724
       65,000  COX COMMUNICATIONS INCORPORATED                                                 7.13         10/01/2012        68,189
      135,000  NEWS AMERICA INCORPORATED<<++                                                   6.40         12/15/2035       129,078
      135,000  ORACLE CORPORATION & OZARK HOLDING INCORPORATED++                               5.00         01/15/2011       131,854
      255,000  SPRINT CAPITAL CORPORATION                                                      6.00         01/15/2007       256,210
      150,000  SPRINT CAPITAL CORPORATION                                                      6.13         11/15/2008       152,660
       75,000  SPRINT CAPITAL CORPORATION                                                      7.63         01/30/2011        81,112
       40,000  SPRINT CAPITAL CORPORATION                                                      8.75         03/15/2032        50,010
       65,000  TELECOM ITALIA CAPITAL SA                                                       5.25         11/15/2013        61,588
       70,000  TIME WARNER ENTERTAINMENT COMPANY LP                                            8.38         07/15/2033        80,571
      100,000  VERIZON COMMUNICATIONS INCORPORATED                                             5.35         02/15/2011        98,666
      110,000  VERIZON GLOBAL FUNDING CORPORATION                                              5.85         09/15/2035        98,664
      170,000  VERIZON WIRELESS CAPITAL LLC                                                    5.38         12/15/2006       170,019

                                                                                                                           2,148,451
                                                                                                                        ------------

DEPOSITORY INSTITUTIONS - 1.05%
      120,000  BAC CAPITAL TRUST VI                                                            5.63         03/08/2035       113,161
      200,000  CITIGROUP INCORPORATED                                                          5.13         02/14/2011       197,294
      245,000  CITIGROUP INCORPORATED                                                          5.00         09/15/2014       234,490
      135,000  PNC FUNDING CORPORATION                                                         5.25         11/15/2015       130,579
       60,000  WACHOVIA CORPORATION                                                            5.50         08/01/2035        54,651
      105,000  WASHINGTON MUTUAL BANK FA                                                       5.13         01/15/2015        99,299
       73,000  WASHINGTON MUTUAL INCORPORATED<<                                                4.00         01/15/2009        70,480

                                                                                                                             899,954
                                                                                                                        ------------

ELECTRIC UTILITIES - 0.31%
      250,000  PROGRESS ENERGY INCORPORATED                                                    6.85         04/15/2012       263,810
                                                                                                                        ------------

ELECTRIC, GAS & SANITARY SERVICES - 0.91%
       91,000  AMERICAN ELECTRIC POWER SERIES C                                                5.38         03/15/2010        90,230
       60,000  DOMINION RESOURCES INCORPORATED                                                 5.95         06/15/2035        55,320
      100,000  DUKE CAPITAL LLC                                                                8.00         10/01/2019       116,788
       45,000  FIRSTENERGY CORPORATION SERIES C                                                7.38         11/15/2031        49,985
      125,000  KANSAS GAS & ELECTRIC                                                           5.65         03/29/2021       119,372
       90,000  NEVADA POWER COMPANY++                                                          5.95         03/15/2016        88,593
       85,000  PSEG POWER LLC                                                                  8.63         04/15/2031       108,035
      135,000  PUBLIC SERVICE COMPANY OF COLORADO                                              7.88         10/01/2012       152,676

                                                                                                                             780,999
                                                                                                                        ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.28%
      135,000  CISCO SYSTEMS INCORPORATED                                                      5.50         02/22/2016       132,972
       40,000  GE GLOBAL INSURANCE HOLDINGS                                                    7.00         02/15/2026        43,785
       65,000  MIDAMERICAN ENERGY HOLDINGS++                                                   6.13         04/01/2036        63,629

                                                                                                                             240,386
                                                                                                                        ------------

FINANCIAL SERVICES - 0.25%
      210,000  CAPITAL ONE FINANCIAL CORPORATION                                               8.75         02/01/2007       215,620
                                                                                                                        ------------

FOOD & KINDRED PRODUCTS - 0.35%
       95,000  KRAFT FOODS INCORPORATED                                                        5.63         11/01/2011        95,126
       55,000  KRAFT FOODS INCORPORATED                                                        6.50         11/01/2031        57,389

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE   MATURITY DATE      VALUE
$     150,000  TYSON FOODS INCORPORATED                                                        6.60%        04/01/2016  $    148,157

                                                                                                                             300,672
                                                                                                                        ------------

FOOD STORES - 0.14%
      100,000  DELHAIZE AMERICA INCORPORATED                                                   9.00         04/15/2031       115,669
                                                                                                                        ------------

GENERAL MERCHANDISE STORES - 0.08%
       75,000  WAL-MART STORES                                                                 5.25         09/01/2035        68,034
                                                                                                                        ------------

HEALTH SERVICES - 0.05%
       45,000  COVENTRY HEALTH CARE INCORPORATED                                               6.13         01/15/2015        44,763
                                                                                                                        ------------

HOLDING & OTHER INVESTMENT OFFICES - 1.25%
      150,000  CREDIT SUISSE FIRST BOSTON USA INCORPORATED                                     4.88         08/15/2010       146,455
      310,000  GOLDMAN SACHS GROUP INCORPORATED                                                5.13         01/15/2015       296,273
      275,000  MERRILL LYNCH & COMPANY                                                         4.25         02/08/2010       264,051
      380,000  MORGAN STANLEY                                                                  4.00         01/15/2010       361,056

                                                                                                                           1,067,835
                                                                                                                        ------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.07%
       59,000  MARSH & MCLENNAN COMPANIES INCORPORATED                                         5.15         09/15/2010        57,670
                                                                                                                        ------------

INSURANCE CARRIERS - 1.22%
       40,000  AMBAC FINANCIAL GROUP INCORPORATED                                              5.95         12/05/2035        38,594
      300,000  AMERICAN INTERNATIONAL GROUP++                                                  4.70         10/01/2010       290,332
      100,000  CNA FINANCIAL CORPORATION                                                       5.85         12/15/2014        97,247
       35,000  CNA FINANCIAL CORPORATION                                                       6.95         01/15/2018        36,041
      235,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                              5.45         03/24/2011       233,161
       40,000  LIBERTY MUTUAL INSURANCE COMPANY++                                              7.88         10/15/2026        44,959
       85,000  METLIFE INCORPORATED                                                            5.70         06/15/2035        80,093
      100,000  UNITEDHEALTH GROUP                                                              5.38         03/15/2016        97,773
       60,000  UNUMPROVIDENT FINANCE COMPANY++                                                 6.85         11/15/2015        60,998
       65,000  WELLPOINT INCORPORATED                                                          5.85         01/15/2036        61,414

                                                                                                                           1,040,612
                                                                                                                        ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.05%
       45,000  XEROX CORPORATION                                                               6.40         03/15/2016        44,663
                                                                                                                        ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.10%
       85,000  TYCO INTERNATIONAL GROUP SA                                                     6.38         10/15/2011        87,260
                                                                                                                        ------------

MISCELLANEOUS RETAIL - 0.05%
        45,000  PROLOGIS++                                                                     5.25         11/15/2010        44,272
                                                                                                                        ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.57%
      145,000  CAPITAL ONE BANK SERIES BKNT                                                    4.88         05/15/2008       143,535
      130,000  CAPITAL ONE FINANCIAL                                                           5.50         06/01/2015       126,172
      130,000  CIT GROUP INCORPORATED                                                          4.75         08/15/2008       128,304
      207,000  GENERAL ELECTRIC CAPITAL CORPORATION                                            3.75         12/15/2009       195,859
       85,000  GENERAL ELECTRIC CAPITAL CORPORATION                                            4.88         03/04/2015        81,517
      480,000  HSBC FINANCE CORPORATION                                                        4.75         04/15/2010       467,187
      100,000  HSBC FINANCE CORPORATION                                                        5.00         06/30/2015        94,384
       80,000  JP MORGAN CHASE CAPITAL XV<<                                                    5.88         03/15/2035        74,772
       70,000  KINDER MORGAN FINANCE COMPANY ULC                                               5.35         01/05/2011        68,884
      100,000  RESIDENTIAL CAPITAL CORPORATION+/-                                              6.34         06/29/2007       100,744
      215,000  RESIDENTIAL CAPITAL CORPORATION                                                 6.13         11/21/2008       215,344
      335,000  RESIDENTIAL CAPITAL CORPORATION                                                 6.00         02/22/2011       332,325

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE   MATURITY DATE      VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
$     165,000  SLM CORPORATION SERIES MTN+/-                                                   5.12%        03/15/2011  $    164,917

                                                                                                                           2,193,944
                                                                                                                        ------------

OIL & GAS EXTRACTION - 0.88%
       80,000  CONOCOPHILLIPS                                                                  5.90         10/15/2032        80,105
       75,000  HALLIBURTON COMPANY                                                             5.50         10/15/2010        75,177
      127,000  HALLIBURTON COMPANY                                                             8.75         02/15/2021       161,013
      330,000  LAZARD GROUP LLC                                                                7.13         05/15/2015       342,833
       35,000  PEMEX PROJECT FUNDING MASTER TRUST                                              7.38         12/15/2014        37,363
       55,000  PEMEX PROJECT FUNDING MASTER TRUST<<                                            6.63         06/15/2035        53,130

                                                                                                                             749,621
                                                                                                                        ------------

PIPELINES, EXCEPT NATURAL GAS - 0.52%
      155,000  DUKE CAPITAL LLC                                                                7.50         10/01/2009       164,221
      150,000  ENERGY TRANSFER PARTNERS++                                                      5.65         08/01/2012       147,462
       50,000  KINDER MORGAN INCORPORATED                                                      6.50         09/01/2012        51,728
       85,000  MAGELLAN MIDSTREAM PARTNERS                                                     5.65         10/15/2016        82,701

                                                                                                                             446,112
                                                                                                                        ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.16%
       75,000  CBS CORPORATION                                                                 5.63         08/15/2012        73,713
       65,000  KNIGHT RIDDER INCORPORATED                                                      5.75         09/01/2017        59,882

                                                                                                                             133,595
                                                                                                                        ------------

RAILROAD TRANSPORTATION - 0.13%
       95,000  NORFOLK SOUTHERN CORPORATION                                                    7.05         05/01/2037       107,039
                                                                                                                        ------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.77%
      150,000  DEVELOPERS DIVERS REALTY                                                        5.38         10/15/2012       146,013
      100,000  HEALTH CARE REIT INCORPORATED                                                   6.20         06/01/2016        99,369
      130,000  PROLOGIS 2006                                                                   5.50         04/01/2012       128,490
       75,000  SIMON PROPERTY GROUP LP                                                         4.60         06/15/2010        72,321
      210,000  SIMON PROPERTY GROUP LP++                                                       5.38         06/01/2011       206,919

                                                                                                                             653,112
                                                                                                                        ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.40%
      170,000  JP MORGAN CHASE & COMPANY                                                       6.75         02/01/2011       178,707
      165,000  MORGAN STANLEY                                                                  5.38         10/15/2015       159,816

                                                                                                                             338,523
                                                                                                                        ------------

TRANSPORTATION EQUIPMENT - 0.15%
       50,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                          6.50         11/15/2013        50,854
       65,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                          8.50         01/18/2031        76,042

                                                                                                                             126,896
                                                                                                                        ------------

TOTAL CORPORATE BONDS & NOTES (COST $13,200,830)                                                                          12,867,653
                                                                                                                        ------------

FOREIGN CORPORATE BONDS - 0.34%
       55,000  BRITISH TELECOM PLC                                                             8.88         12/15/2030        70,360
       90,000  CODELCO INCORPORATED++                                                          5.63         09/21/2035        84,861
       70,000  EMPRESA NACIONAL ELECTRIC                                                       8.63         08/01/2015        79,836
       54,000  ENCANA CORPORATION                                                              6.50         08/15/2034        56,502

TOTAL FOREIGN CORPORATE BONDS@ (COST $305,674)                                                                               291,559
                                                                                                                        ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE   MATURITY DATE      VALUE
FOREIGN GOVERNMENT BONDS - 1.57%
$      80,000  CELULOSA ARAUCO CONSTITUTION                                                    5.63%        04/20/2015  $     76,893
      230,000  MUFG CAPITAL FINANCING 1 LIMITED<<+/-                                           6.35         07/29/2049       226,329
       70,000  PETRO-CANADA                                                                    5.95         05/15/2035        66,727
       35,000  REPUBLIC OF SOUTH AFRICA                                                        6.50         06/02/2014        36,794
      150,000  RESONA BANK LIMITED+++/-                                                        5.85         09/29/2049       145,549
       70,000  RUSSIAN FEDERATION+++/-                                                         5.00         03/31/2030        76,563
       65,000  TELECOM ITALIA CAPITAL                                                          4.88         10/01/2010        62,588
      130,000  UNITED MEXICAN STATES                                                           5.63         01/15/2017       125,905
       80,000  UNITED MEXICAN STATES SERIES MTNA                                               5.88         01/15/2014        79,440
       96,000  UNITED MEXICAN STATES SERIES MTNA<<                                             6.75         09/27/2034        99,120
      265,000  VODAFONE GROUP PLC                                                              5.50         06/15/2011       262,551
       85,000  XL CAPITAL LIMITED                                                              6.38         11/15/2024        84,489

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $1,374,551)                                                                          1,342,948
                                                                                                                        ------------

AGENCY SECURITIES - 50.08%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 32.98%
    2,359,000  FHLMC<<                                                                         6.63         09/15/2009     2,468,557
      768,000  FHLMC<<                                                                         4.13         07/12/2010       738,211
      327,362  FHLMC #A36280<<                                                                 4.50         07/01/2035       301,977
      131,254  FHLMC #A41406                                                                   6.00         12/01/2035       131,340
      144,644  FHLMC #A41493<<                                                                 6.00         01/01/2036       144,738
       86,814  FHLMC #A41781                                                                   6.00         01/01/2036        86,868
       73,849  FHLMC #A41874                                                                   6.00         01/01/2036        73,897
      546,663  FHLMC #A46083<<                                                                 5.00         07/01/2035       520,261
      451,584  FHLMC #A46696<<                                                                 4.50         08/01/2035       416,566
      139,964  FHLMC #B11827                                                                   4.50         01/01/2019       133,871
      233,796  FHLMC #B12454                                                                   4.50         02/01/2019       223,329
      128,261  FHLMC #B14028                                                                   4.50         05/01/2019       122,519
      105,842  FHLMC #B14859                                                                   4.50         05/01/2019       101,103
      274,966  FHLMC #B17430                                                                   4.50         12/01/2019       262,656
      279,201  FHLMC #B17658                                                                   4.50         01/01/2020       266,568
      149,001  FHLMC #B19065                                                                   4.50         04/01/2020       142,259
       33,861  FHLMC #B19212                                                                   5.50         04/01/2020        33,641
       77,089  FHLMC #B19389<<                                                                 5.50         05/01/2020        76,589
      377,225  FHLMC #C90940<<                                                                 6.00         12/01/2025       379,358
      371,176  FHLMC #C90947<<                                                                 6.00         01/01/2026       373,274
      294,643  FHLMC #C90951<<                                                                 6.00         02/01/2026       296,300
      199,164  FHLMC #E01279<<                                                                 5.50         01/01/2018       198,011
      249,172  FHLMC #E01497<<                                                                 5.50         11/01/2018       247,654
       37,018  FHLMC #E88979                                                                   5.50         04/01/2017        36,803
      419,663  FHLMC #G01827<<                                                                 4.50         06/01/2035       387,120
      499,272  FHLMC #G01981<<                                                                 5.00         12/01/2035       475,159
    1,224,580  FHLMC #G02083<<                                                                 4.50         07/01/2035     1,129,620
       73,610  FHLMC #G08083                                                                   4.50         08/01/2035        67,902
      185,471  FHLMC #G11594<<                                                                 5.50         08/01/2019       184,333
      289,610  FHLMC #G11628                                                                   4.50         11/01/2019       276,645
      736,722  FHLMC #G11658<<                                                                 5.50         01/01/2020       731,955
      842,194  FHLMC #G11720                                                                   4.50         08/01/2020       804,490
      204,380  FHLMC #G11881                                                                   4.50         04/01/2020       195,230
      747,257  FHLMC #G11917<<                                                                 4.50         08/01/2020       714,728
      203,093  FHLMC #G18006<<                                                                 5.50         08/01/2019       201,779
      135,852  FHLMC #J02089<<                                                                 5.50         06/01/2020       134,970
      121,613  FHLMC #J02372<<                                                                 5.50         05/01/2020       120,867
      121,229  FHLMC #J02373<<                                                                 5.50         05/01/2020       120,486
    3,476,000  FHLMC DISCOUNT NOTE SERIES RB<<^                                                4.74         01/18/2007     3,334,593
      189,000  FHLMC SERIES 2631 CLASS MT<<                                                    3.50         01/15/2022       184,875
      244,000  FHLMC SERIES 2645 CLASS MK<<                                                    3.50         07/15/2022       237,571
      541,515  FHLMC SERIES 2731 CLASS PK<<                                                    3.50         05/15/2026       525,844
      594,505  FHLMC SERIES 2736 CLASS DB<<                                                    3.30         11/15/2026       569,902
      352,663  FHLMC SERIES 2890 CLASS AP<<                                                    3.75         12/15/2011       342,326

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE   MATURITY DATE      VALUE
$     363,347  FHLMC SERIES 2893 CLASS PA                                                      4.00%        04/15/2025  $    354,865
      134,537  FHLMC SERIES 2957 CLASS KJ<<                                                    4.50         10/15/2024       132,184
       82,647  FHLMC SERIES 2960 CLASS EH                                                      4.50         05/15/2024        81,292
      412,283  FHLMC SERIES 2963 CLASS WL<<                                                    4.50         07/15/2025       404,813
      722,867  FHLMC SERIES 2982 CLASS LC<<                                                    4.50         01/15/2025       709,625
       81,000  FHLMC SERIES 2992 CLASS OG                                                      5.50         06/15/2033        78,223
      370,995  FHLMC SERIES 3035 CLASS DM<<                                                    5.50         11/15/2025       371,414
       90,000  FHLMC SERIES 3044 CLASS LJ                                                      5.50         03/15/2035        87,338
      462,000  FHLMC SERIES 3044 CLASS MD                                                      5.50         02/15/2035       447,997
      277,000  FHLMC SERIES 3057 CLASS PE<<                                                    5.50         11/15/2034       268,793
      552,460  FHLMC SERIES 3059 CLASS CA<<                                                    5.00         03/15/2025       547,133
      390,000  FHLMC TBA                                                                       4.50         05/01/2019       371,962
      166,000  FHLMC TBA                                                                       6.00         04/01/2021       167,919
      327,000  FHLMC TBA                                                                       6.00         05/01/2021       330,577
      847,000  FHLMC TBA                                                                       6.50         05/01/2036       862,352
    4,380,000  FHLMC TBA                                                                       6.50         06/01/2036     4,455,283

                                                                                                                          28,188,515
                                                                                                                        ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.29%
    1,499,000  FNMA<<                                                                          6.00         05/15/2011     1,554,045
      212,122  FNMA #254918                                                                    4.50         09/01/2033       196,598
      229,228  FNMA #555531<<                                                                  5.50         06/01/2033       224,201
       95,885  FNMA #699613                                                                    5.50         06/01/2033        93,782
       99,007  FNMA #710654                                                                    5.50         05/01/2033        96,836
      263,601  FNMA #712328<<                                                                  5.50         05/01/2033       257,820
      270,385  FNMA #725564                                                                    4.53         04/01/2009       264,713
      254,673  FNMA #734830<<                                                                  4.50         08/01/2033       236,035
      113,800  FNMA #745047<<                                                                  4.50         09/01/2035       105,472
      226,748  FNMA #745390<<+/-                                                               5.24         02/01/2036       225,664
      125,477  FNMA #747539                                                                    5.50         11/01/2033       122,725
      316,903  FNMA #762872                                                                    4.50         10/01/2033       293,710
      166,584  FNMA #808093<<                                                                  4.50         02/01/2035       153,716
      173,876  FNMA #815422<<                                                                  4.50         02/01/2035       160,445
      239,032  FNMA #815426<<                                                                  4.50         02/01/2035       221,119
      321,322  FNMA #819357<<                                                                  4.50         03/01/2035       296,502
      196,427  FNMA #839193<<+/-                                                               5.00         12/01/2035       194,712
      323,876  FNMA #845566<<+/-                                                               5.00         01/01/2036       320,858
      456,804  FNMA #848005<<+/-                                                               5.11         12/01/2035       453,315
      132,890  FNMA #850840<<+/-                                                               5.33         12/01/2035       131,619
      328,256  FNMA #866955<<+/-                                                               5.38         02/01/2036       327,120
      307,177  FNMA SERIES 2003-113 CLASS PN<<                                                 3.50         02/25/2013       299,747
      546,346  FNMA SERIES 2003-63 CLASS QP<<                                                  3.50         10/25/2031       504,860
      760,139  FNMA SERIES 2003-76 CLASS DE<<                                                  4.00         09/25/2031       711,621
      450,000  FNMA SERIES 2003-92 CLASS KQ<<                                                  3.50         06/25/2023       438,542
       93,000  FNMA SERIES 2003-92 CLASS NM                                                    3.50         04/25/2013        90,702
      424,616  FNMA SERIES 2005-51 CLASS KC<<                                                  4.50         01/25/2025       416,303
      625,937  FNMA SERIES 2005-65 CLASS WG<<                                                  4.50         08/25/2026       615,152
    1,322,832  FNMA SERIES 2005-77 CLASS BX<<                                                  4.50         07/25/2028     1,297,468
    2,056,000  FNMA TBA                                                                        5.50         05/01/2020     2,041,865
      743,000  FNMA TBA                                                                        5.50         05/01/2034       724,425

                                                                                                                          13,071,692
                                                                                                                        ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.81%
       820,000  GNMA SERIES 2005-93 CLASS PA                                                    5.50         06/20/2033      819,043
        62,744  GNMA SERIES 2006-3 CLASS A                                                      4.21         01/16/2028       60,649
       663,000  GNMA TBA                                                                        6.00         04/01/2036      668,490

                                                                                                                           1,548,182
                                                                                                                        ------------

TOTAL AGENCY SECURITIES (COST $43,370,318)                                                                                42,808,389
                                                                                                                        ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                              INTEREST RATE   MATURITY DATE    VALUE
US TREASURY SECURITIES - 11.49%

US TREASURY BONDS - 6.44%
$     734,000  US TREASURY BOND<<                                                               7.13%       02/15/2023  $    902,705
    1,629,000  US TREASURY BOND<<                                                               6.25        08/15/2023     1,847,516
    1,404,000  US TREASURY BOND<<                                                               6.00        02/15/2026     1,566,557
      848,000  US TREASURY BOND<<                                                               6.25        05/15/2030       991,034
      188,000  US TREASURY BOND<<                                                               5.38        02/15/2031       197,899

                                                                                                                           5,505,711
                                                                                                                        ------------

US TREASURY NOTES - 5.05%
      131,000  US TREASURY NOTE<<                                                               4.38        01/31/2008       129,910
       20,000  US TREASURY NOTE<<                                                               4.63        02/29/2008        19,920
       57,000  US TREASURY NOTE<<                                                               4.50        02/15/2009        56,506
    1,167,000  US TREASURY NOTE<<                                                               4.38        12/15/2010     1,144,708
      467,000  US TREASURY NOTE<<                                                               4.25        01/15/2011       455,416
      195,000  US TREASURY NOTE<<                                                               4.50        02/28/2011       192,159
       36,000  US TREASURY NOTE<<                                                               4.88        02/15/2012        36,056
      384,000  US TREASURY NOTE<<                                                               4.25        11/15/2014       367,020
    1,812,000  US TREASURY NOTE<<                                                               4.50        11/15/2015     1,758,348
      161,000  US TREASURY NOTE<<                                                               4.50        02/15/2016       156,585

                                                                                                                          4,316,628
                                                                                                                        ------------

TOTAL US TREASURY SECURITIES (COST $10,016,072)                                                                           9,822,339
                                                                                                                        ------------

REPURCHASE AGREEMENTS - 6.33%
    5,412,000  COUNTRYWIDE SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $5,414,205)                                          4.89        04/03/2006     5,412,000

TOTAL REPURCHASE AGREEMENTS (COST $5,412,000)                                                                             5,412,000
                                                                                                                        ------------

COLLATERAL FOR SECURITIES LENDING - 43.85%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.30%
      257,281  ATLAS CAPITAL FUNDING LIMITED                                                   4.61        11/10/2006       257,281
                                                                                                                        ------------

COLLATERAL INVESTED IN OTHER ASSETS - 43.55%
       31,903  ABBEY NATIONAL TREASURY SERVICE                                                 4.69        01/16/2007        31,941
      473,398  AMERICAN EXPRESS BANK FSB                                                       4.78        01/26/2007       473,346
       22,126  AMERICAN EXPRESS CREDIT CORPORATION                                             4.92        05/16/2006        22,132
      298,447  AMERICAN GENERAL FINANCE CORPORATION                                            4.78        04/13/2007       298,569
       97,510  APRECO LLC                                                                      4.77        05/10/2006        97,030
        8,758  AQUINAS FUNDING LLC                                                             4.75        05/15/2006         8,709
      716,807  ATLANTIC ASSET SECURITIZATION CORPORATION                                       4.81        04/05/2006       716,620
      125,728  ATLAS CAPITAL FUNDING LIMITED                                                   4.60        05/17/2006       124,993
       32,335  ATLAS CAPITAL FUNDING LIMITED                                                   4.72        05/01/2006        32,215
      257,281  ATLAS CAPITAL FUNDING LIMITED                                                   4.80        05/08/2006       256,083
      874,675  ATOMIUM FUNDING CORPORATION                                                     4.79        04/24/2006       872,243
      195,534  ATOMIUM FUNDING CORPORATION                                                     4.80        05/11/2006       194,544
       18,257  ATOMIUM FUNDING CORPORATION                                                     4.84        04/27/2006        18,199
      159,412  ATOMIUM FUNDING CORPORATION                                                     4.91        06/07/2006       158,014
       15,437  BANK OF IRELAND (GOVERNOR & COMPANY)                                            4.84        05/08/2006        15,365
    3,499,028  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $3,500,466)         4.93        04/03/2006     3,499,028
       54,544  BEAR STEARNS COMPANY INCORPORATED SERIES MTNB                                   5.18        06/19/2006        54,575
    1,029,126  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT (MATURITY VALUE
               $1,029,549)                                                                     4.93        04/03/2006     1,029,126
       38,685  BETA FINANCE INCORPORATED SERIES MTN                                            4.88        06/02/2006        38,690
      463,107  BUCKINGHAM CDO LLC                                                              4.82        04/21/2006       462,004

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   1,425,051  BUCKINGHAM CDO LLC                                                              4.83%       04/25/2006  $  1,420,904
      222,003  BUCKINGHAM II CDO                                                               4.78        04/05/2006       221,945
    1,671,095  BUCKINGHAM II CDO LLC++                                                         4.83        04/25/2006     1,666,232
      391,068  CAIRN HIGH GRADE FUNDING I                                                      4.64        04/05/2006       390,966
      329,320  CAIRN HIGH GRADE FUNDING I++                                                    4.74        05/04/2006       327,963
      113,204  CAIRN HIGH GRADE FUNDING I                                                      4.77        05/10/2006       112,647
      113,204  CAIRN HIGH GRADE FUNDING I++                                                    4.81        04/20/2006       112,949
      257,281  CAIRN HIGH GRADE FUNDING I                                                      4.82        04/19/2006       256,736
      236,699  CAIRN HIGH GRADE FUNDING I                                                      4.83        04/26/2006       235,979
      205,825  CAIRN HIGH GRADE FUNDING I                                                      4.90        04/03/2006       205,825
       20,583  CC USA INCORPORATED                                                             4.73        07/14/2006        20,583
      133,231  CEDAR SPRINGS CAPITAL COMPANY LLC                                               4.53        04/10/2006       133,107
      308,738  CEDAR SPRINGS CAPITAL COMPANY LLC                                               4.55        04/19/2006       308,083
      312,278  CEDAR SPRINGS CAPITAL COMPANY LLC                                               4.69        05/08/2006       310,823
      122,651  CEDAR SPRINGS CAPITAL COMPANY LLC                                               4.72        05/12/2006       122,015
       60,183  CEDAR SPRINGS CAPITAL COMPANY LLC                                               4.83        05/22/2006        59,789
      144,078  CEDAR SPRINGS CAPITAL COMPANY LLC                                               4.85        04/05/2006       144,040
       22,044  CEDAR SPRINGS CAPITAL COMPANY LLC                                               4.88        06/02/2006        21,867
      387,857  CEDAR SPRINGS CAPITAL COMPANY LLC                                               4.93        06/21/2006       383,722
      410,107  CEDAR SPRINGS CAPITAL COMPANY LLC                                               4.93        06/22/2006       405,677
      379,367  CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                                      4.65        04/04/2007       379,367
       72,039  CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                                      4.81        05/19/2006        71,596
      447,670  CONCORD MINUTEMEN CAPITAL COMPANY                                               4.72        04/12/2006       447,670
       72,039  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                                      4.58        04/05/2006        72,020
       44,252  CORPORATE ASSET SECURITIZATION AUSTRALIA                                        4.82        04/11/2006        44,205
       28,301  CREDIT SUISSE FIRST BOSTON                                                      5.21        06/19/2006        28,317
      452,815  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1                                 4.92        05/04/2006       452,589
       16,075  CULLINAN FINANCE CORPORATION                                                    4.73        05/11/2006        15,994
      514,563  DEER VALLEY FUNDING LLC                                                         4.82        05/02/2006       512,592
      514,563  DEER VALLEY FUNDING LLC                                                         4.82        05/03/2006       512,520
      514,563  DEER VALLEY FUNDING LLC                                                         4.82        05/04/2006       512,443
      329,773  DEER VALLEY FUNDING LLC                                                         4.84        04/19/2006       329,074
       11,320  DEXIA DELAWARE LLC                                                              4.81        04/06/2006        11,316
      154,369  EIFFEL FUNDING LLC                                                              4.78        05/08/2006       153,650
       92,621  EIFFEL FUNDING LLC                                                              4.82        05/02/2006        92,267
        3,870  FALCON ASSET SECURITIZATION CORPORATION                                         4.95        06/15/2006         3,831
      514,563  FIVE FINANCE INCORPORATED                                                       4.93        01/25/2007       514,748
       41,618  GALLEON CAPITAL LLC                                                             4.84        04/10/2006        41,579
      164,660  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY                                      4.83        06/16/2006       164,660
      236,956  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY                                      4.91        05/12/2006       236,961
      123,598  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY                                      5.06        09/18/2006       123,698
       16,723  GOLDMAN SACHS GROUP INCORPORATED                                                4.94        08/18/2006        16,735
      524,854  GOLDMAN SACHS GROUP INCORPORATED                                                4.97        06/30/2006       524,854
      257,281  GOLDMAN SACHS GROUP INCORPORATED                                                5.02        08/16/2006       257,281
        8,583  GRAMPIAN FUNDING LIMITED                                                        4.43        04/11/2006         8,574
        9,211  GRAMPIAN FUNDING LIMITED                                                        4.89        07/03/2006         9,097
       75,126  HBOS TREASURY SERVICES PLC                                                      4.98        06/30/2006        75,143
      864,466  ING USA ANNUITY & LIFE INSURANCE                                                5.03        06/06/2006       864,466
    3,593,607  JPM CHASE SECURITY CORPORATION REPURCHASE AGREEMENT (MATURITY VALUE
               $3,595,083)                                                                     4.92        04/03/2006     3,593,607
       22,126  K2 USA LLC                                                                      4.44        04/20/2006        22,076
       51,570  K2 USA LLC SERIES MTN                                                           4.87        07/24/2006        51,582
      658,641  KAUPTHING BANK HF++                                                             4.84        03/20/2007       658,509
       23,505  KLIO FUNDING CORPORATION                                                        4.81        04/19/2006        23,455
      315,262  KLIO II FUNDING CORPORATION++                                                   4.82        04/18/2006       314,638
      146,270  KLIO III FUNDING CORPORATION                                                    4.47        04/05/2006       146,232
       20,583  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG                               4.59        06/02/2006        20,587
       11,290  LEXINGTON PARKER CAPITAL CORPORATION                                            4.43        04/18/2006        11,267
      403,253  LEXINGTON PARKER CAPITAL CORPORATION                                            4.69        05/10/2006       401,269
      285,727  LEXINGTON PARKER CAPITAL CORPORATION                                            4.89        04/04/2006       285,689
      771,844  LIBERTY LIGHT US CAPITAL SERIES MTN                                             4.81        05/26/2006       771,891
      355,048  LIQUID FUNDING LIMITED                                                          4.47        04/04/2006       355,002
      360,194  LIQUID FUNDING LIMITED                                                          4.61        12/01/2006       360,194

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     277,864  LIQUID FUNDING LIMITED                                                         4.71%       08/14/2006  $    277,864
      514,563  LIQUID FUNDING LIMITED                                                         4.82        04/28/2006       512,860
       10,291  MERRILL LYNCH & COMPANY                                                        4.88        04/18/2006        10,291
       56,602  MERRILL LYNCH & COMPANY                                                        5.09        06/06/2006        56,617
       12,257  MONT BLANC CAPITAL CORPORATION                                                 4.46        04/10/2006        12,245
      720,388  MORGAN STANLEY                                                                 4.94        10/10/2006       720,388
      514,563  MORGAN STANLEY                                                                 4.94        10/30/2006       514,563
      158,228  MORGAN STANLEY SERIES EXL                                                      4.78        08/13/2010       158,271
      617,476  MORTGAGE INTEREST NET TRUST (MINTS)                                            4.78        05/04/2006       614,932
       20,541  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                        4.58        04/06/2006        20,533
       26,623  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                        4.60        06/15/2006        26,361
       30,575  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                        4.81        04/17/2006        30,519
       18,524  NORDEA NORTH AMERICA INCORPORATED                                              4.77        05/08/2006        18,438
       12,370  PARK AVENUE RECEIVABLES CORPORATION                                            4.81        04/17/2006        12,347
        6,566  PERRY GLOBAL FUNDING LIMITED                                                   4.84        06/12/2006         6,504
      474,972  PICAROS FUNDING LLC                                                            4.82        04/27/2006       473,467
       20,583  PRUDENTIAL PLC                                                                 4.70        05/08/2006        20,487
      472,935  RACERS TRUST 2004-6-MM                                                         4.79        05/22/2006       473,001
      257,281  ROYAL BANK OF SCOTLAND PLC                                                     4.79        11/24/2006       257,356
       32,572  ROYAL BANK OF SCOTLAND PLC                                                     4.79        11/24/2006        32,581
        6,298  SCALDIS CAPITAL LIMITED                                                        4.46        04/21/2006         6,283
       46,311  SCALDIS CAPITAL LIMITED                                                        4.47        04/18/2006        46,219
      257,281  SEDNA FINANCE INCORPORATED                                                     4.83        12/08/2006       257,248
       97,767  SLM CORPORATION                                                                4.79        04/25/2006        97,760
       66,852  SOCIETE GENERALE NORTH AMERICA                                                 4.85        04/06/2006        66,825
        7,718  SWEDBANK (FORENINGS SPARBANKEN)                                                4.45        04/10/2006         7,711
      119,893  TANGO FINANCE CORPORATION                                                      4.43        04/03/2006       119,893
      128,919  TANGO FINANCE CORPORATION SERIES MTN                                           4.87        10/25/2006       128,961
        7,605  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                             4.78        05/15/2006         7,563
      642,957  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                             4.95        06/26/2006       635,666
        9,808  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                           4.97        06/06/2006         9,723
    1,029,126  TRANSAMERICA OCCIDENTAL LIFE INSURANCE                                         5.07        07/11/2006     1,029,126
      197,788  TRAVELERS INSURANCE COMPANY                                                    4.77        02/09/2007       197,784
       10,096  UBS FINANCE (DELAWARE) LLC                                                     4.81        05/31/2006        10,017
      514,563  UNICREDITO ITALIANO NEW YORK SERIES                                            4.92        06/30/2006       514,492
      257,281  UNICREDITO ITALIANO SERIES LIB                                                 4.70        03/09/2007       257,266
      102,913  WHITE PINE FINANCE LLC                                                         4.65        05/17/2006       102,311
      119,482  WHITE PINE FINANCE LLC++                                                       4.76        05/08/2006       118,925
       21,612  WHITE PINE FINANCE LLC                                                         4.79        05/05/2006        21,520
      289,534  WHITE PINE FINANCE LLC                                                         4.84        04/10/2006       289,265
      267,573  WHITE PINE FINANCE LLC SERIES MTN1                                             4.81        06/12/2006       267,597
       13,420  YORKTOWN CAPITAL LLC                                                           4.81        04/20/2006        13,390
       12,350  YORKTOWN CAPITAL, LLC                                                          4.81        04/17/2006        12,327

                                                                                                                       37,226,020
                                                                                                                      ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $37,483,301)                                                              37,483,301
                                                                                                                      ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $138,271,900)*                                                          160.11%                                 $136,851,087
                                                                             -------                                  ------------

OTHER ASSETS AND LIABILITIES, NET                                             (60.11)                                  (51,376,778)
                                                                             -------                                  ------------

TOTAL NET ASSETS                                                              100.00%                                 $ 85,474,309
                                                                             -------                                  ------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


11


NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      The Money Market Fund values its shares at 12:00 p.m. (Eastern Time) each business day. The Money Market Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The Money Market Fund uses the amortized cost method to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.


ITEM 2.  CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo International Core Fund, Wells Fargo Advantage Large Company Core Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Small/Mid Cap Value Fund, Wells Fargo Advantage Opportunity Fund, Wells Fargo Advantage Small Cap Growth Fund, and Wells Fargo Advantage Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  May 23, 2006


/S/ Karla M. Rabusch
Karla M. Rabusch
President
Wells Fargo Variable Trust

                                  CERTIFICATION

I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo International Core Fund, Wells Fargo Advantage Large Company Core Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Small/Mid Cap Value Fund, Wells Fargo Advantage Opportunity Fund, Wells Fargo Advantage Small Cap Growth Fund, and Wells Fargo Advantage Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  May 23, 2006


/S/ A. Erdem Cimen
A. Erdem Cimen
Treasurer
Wells Fargo Variable Trust

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                             Wells Fargo Variable Trust


                                             By:  /S/ Karla M. Rabusch

                                                      Karla M. Rabusch
                                                      President


                                             By:  /S/ A. Erdem Cimen

                                                      A. Erdem Cimen
                                                      Treasurer

Date:  May 23, 2006

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Variable Trust


                                        By:  /S/ Karla M. Rabusch

                                                 Karla M. Rabusch
                                                 President


                                        By: /S/ A. Erdem Cimen

                                                 A. Erdem Cimen
                                                 Treasurer

Date: May 23, 2006